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HARTFORD LEADERS EPIC
SEPARATE ACCOUNT SEVEN
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE: 1-800-862-6668 (CONTRACT OWNERS)
        1-800-862-7155 (REGISTERED REPRESENTATIVES)          [THE HARTFORD LOGO]
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This prospectus describes information you should know before you purchase Series
I and Series IR of Hartford Leaders Epic variable annuity. Please read it carefully before you purchase your variable annuity.

Hartford Leaders Epic variable annuity is a contract between you and Hartford Life and Annuity Insurance Company where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

- AIM V.I. AGGRESSIVE GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Aggressive Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. BASIC VALUE FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Basic Value Fund of the A I M Variable Insurance Funds

- AIM V.I. BLUE CHIP FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Blue Chip Fund of the A I M Variable Insurance Funds

- AIM V.I. CAPITAL APPRECIATION FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Capital Appreciation Fund of the A I M Variable Insurance Funds

- AIM V.I. CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Core Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. DENT DEMOGRAPHIC TRENDS FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Dent Demographic Trends Fund of the A I M Variable Insurance Funds

- AIM V.I. GOVERNMENT SECURITIES FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Government Securities Fund of the A I M Variable Insurance Funds

- AIM V.I. INTERNATIONAL GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. International Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. LARGE CAP GROWTH FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Large Cap Growth Fund of the A I M Variable Insurance Funds

- AIM V.I. MID CAP CORE EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Mid Cap Core Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. PREMIER EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Premier Equity Fund of the A I M Variable Insurance Funds

- AIM V.I. SMALL CAP EQUITY FUND SUB-ACCOUNT which purchases Series I shares of the AIM V.I. Small Cap Equity Fund of the A I M Variable Insurance Funds

- AMERICAN FUNDS ASSET ALLOCATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Asset Allocation Fund of American Funds Insurance Series ("American Funds Asset Allocation Fund")
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- AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND SUB-ACCOUNT which purchases
  Class 2 shares of the Blue Chip Income and Growth Fund of American Funds Insurance Series ("American Funds Blue Chip Income and Growth Fund")

- AMERICAN FUNDS BOND FUND SUB-ACCOUNT which purchases Class 2 shares of the Bond Fund of American Funds Insurance Series ("American Funds Bond Fund")

- AMERICAN FUNDS GLOBAL GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Growth Fund of American Funds Insurance Series ("American Funds Global Growth Fund")

- AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND SUB-ACCOUNT which purchases Class 2 shares of the Global Small Capitalization Fund of American Funds Insurance Series ("American Funds Global Small Capitalization Fund")

- AMERICAN FUNDS GROWTH FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth Fund of American Funds Insurance Series ("American Funds Growth Fund")

- AMERICAN FUNDS GROWTH-INCOME FUND SUB-ACCOUNT which purchases Class 2 shares of the Growth-Income Fund of American Funds Insurance Series ("American Funds Growth-Income Fund")

- AMERICAN FUNDS INTERNATIONAL FUND SUB-ACCOUNT which purchases Class 2 shares of the International Fund of American Funds Insurance Series ("American Funds International Fund")

- AMERICAN FUNDS NEW WORLD FUND SUB-ACCOUNT which purchases Class 2 shares of the New World Fund of American Funds Insurance Series ("American Funds New World Fund")

- FRANKLIN FLEX CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Flex Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Flex Cap Growth Securities Fund")

- FRANKLIN INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Income Securities Fund")

- FRANKLIN LARGE CAP GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Growth Securities Fund")

- FRANKLIN LARGE CAP VALUE SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Large Cap Value Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Large Cap Value Securities Fund")

- FRANKLIN RISING DIVIDENDS SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Franklin Rising Dividends Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Rising Dividends Securities Fund")

- FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND SUB-ACCOUNT (formerly Franklin Small Cap Fund Sub-Account) which purchases Class 2 shares of the Franklin Small Mid-Cap Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Small Mid-Cap Growth Securities Fund")

- FRANKLIN STRATEGIC INCOME SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Franklin Strategic Income Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Franklin Strategic Income Securities Fund")

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases Class IA shares of Hartford Money Market HLS Fund of Hartford Series Fund, Inc.

- MFS CAPITAL OPPORTUNITIES SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Capital Opportunities Series of the MFS-Registered Trademark- Variable Insurance Trust(SM) (Closed to Contracts issued on or after May 2, 2005)

- MFS EMERGING GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Emerging Growth Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS GLOBAL EQUITY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Global Equity Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS HIGH INCOME SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- High Income Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Growth Stock Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS INVESTORS TRUST SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Investors Trust Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS MID CAP GROWTH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Mid Cap Growth Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)
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- MFS NEW DISCOVERY SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- New Discovery Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS RESEARCH BOND SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Research Bond Series of the
  MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS RESEARCH INTERNATIONAL SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Research International Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS RESEARCH SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Research Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MFS TOTAL RETURN SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Total Return Series of the MFS-Registered Trademark- Variable Insurance Trust(SM)

- MFS VALUE SERIES SUB-ACCOUNT which purchases Initial Class shares of the MFS-Registered Trademark- Value Series of the MFS-Registered Trademark-Variable Insurance Trust(SM)

- MUTUAL DISCOVERY SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Mutual Discovery Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Discovery Securities Fund")

- MUTUAL SHARES SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of Mutual Shares Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Mutual Shares Securities Fund")

- TEMPLETON DEVELOPING MARKETS SECURITIES FUND SUB-ACCOUNT which purchases Class 1 shares of the Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Developing Markets Securities Fund")

- TEMPLETON FOREIGN SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Foreign Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Foreign Securities Fund")

- TEMPLETON GROWTH SECURITIES FUND SUB-ACCOUNT which purchases Class 2 shares of the Templeton Growth Securities Fund of the Franklin Templeton Variable Insurance Products Trust ("Templeton Growth Securities Fund")

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

- A bank deposit or obligation

- Federally insured

- Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.
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PROSPECTUS DATED: MAY 2, 2005
STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 2, 2005
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

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
DEFINITIONS                                                                   5
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FEE TABLES                                                                    7
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HIGHLIGHTS                                                                   10
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GENERAL CONTRACT INFORMATION                                                 11
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  Hartford Life and Annuity Insurance Company                                11
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  The Separate Account                                                       11
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  The Funds                                                                  12
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PERFORMANCE RELATED INFORMATION                                              15
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FIXED ACCUMULATION FEATURE                                                   16
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THE CONTRACT                                                                 17
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  Purchases and Contract Value                                               17
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  Charges and Fees                                                           22
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  The Hartford's Principal First and The Hartford's Principal First
  Preferred                                                                  25
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  Death Benefit                                                              29
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  Surrenders                                                                 38
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ANNUITY PAYOUTS                                                              40
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OTHER PROGRAMS AVAILABLE                                                     43
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OTHER INFORMATION                                                            43
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  Legal Matters                                                              45
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  More Information                                                           46
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FEDERAL TAX CONSIDERATIONS                                                   46
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                     52
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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS           53
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APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                     57
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APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES                   64
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APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- EXAMPLES          65
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APPENDIX V -- ACCUMULATION UNIT VALUES                                       66
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

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive a payout at death, if any, upon the death of the Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First and The Hartford's Principal First Preferred. The initial Benefit Payment is equal to a percentage of your Premium Payments if you elect the benefit upon purchase or a percentage of your Contract Value on the date we add the benefit to your Contract. The percentage is different for The Hartford's Principal First and The Hartford's Principal First Preferred. The Benefit Payment can never exceed the Benefit Amount.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER OR YOU: The owner or holder of the Contract described in this prospectus. We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value.

GENERAL ACCOUNT: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Hartford.

HARTFORD, WE OR OUR: Hartford Life and Annuity Insurance Company. Only Hartford is a capitalized term in the prospectus.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, this is the highest Anniversary Value prior to the deceased's 81st birthday or the date of death, if earlier. When we calculate the MAV 70 Death Benefit, this is the highest Anniversary Value prior to the deceased's 71st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First in any Contract Year is 7% of the guaranteed amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED: An option that can be added at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. The maximum withdrawal amount you may take under The Hartford's Principal First Preferred in any Contract Year is 5% of the guaranteed amount.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage
  of Premium Payments)                               None
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Contingent Deferred Sales Charge (as a percentage
  of Premium Payments) (1)
    First Year (2)                                      7%
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    Second Year                                         7%
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    Third Year                                          7%
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    Fourth Year                                         6%
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    Fifth Year                                          5%
---------------------------------------------------------
    Sixth Year                                          4%
---------------------------------------------------------
    Seventh Year                                        3%
---------------------------------------------------------
    Eighth Year                                         0%
---------------------------------------------------------

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charges in the Charges and Fees Section of this prospectus.

(2) Length of time from each Premium Payment.

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                            $30
---------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage
  of average daily Sub-Account Value)
    Mortality and Expense Risk Charge                1.20%
---------------------------------------------------------
    Administrative Charge                            0.15%
---------------------------------------------------------
    Total Separate Account Annual Expenses           1.35%
---------------------------------------------------------
OPTIONAL CHARGES (as a percentage of average daily
  Sub-Account Value)
    MAV 70 Death Benefit Charge (4)                  0.20%
---------------------------------------------------------
    MAV/EPB Death Benefit Charge (4)(5)              0.30%
---------------------------------------------------------
    The Hartford's Principal First Charge (6)        0.50%
---------------------------------------------------------
    The Hartford's Principal First Preferred
     Charge (6)                                      0.20%
---------------------------------------------------------
    Total Separate Account Annual Expenses with
     optional charges (7)                            1.95%
---------------------------------------------------------

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(4) You may choose only one optional Death Benefit.

(5) The MAV/EPB Death Benefit is not available for Contracts issued in Washington or Minnesota.

(6) You may choose either The Hartford's Principal First or The Hartford's Principal First Preferred. You may not choose both.

(7) Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.

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THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED
BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                           Minimum    Maximum
--------------------------------------------------------------
Total Annual Fund Operating Expenses
(these are expenses that are deducted
from Fund assets,
including management fees, Rule 12b-1
distribution
and/or service fees, and other expenses)      0.48%      9.88%
--------------------------------------------------------------

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR ANY CONTINGENT DEFERRED SALES CHARGE, ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING THE HIGHEST COMBINATION OF OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1) If you Surrender your Contract at the end of the applicable time period:

1 year                                              $1,904
---------------------------------------------------------
3 years                                             $4,011
---------------------------------------------------------
5 years                                             $5,685
---------------------------------------------------------
10 years                                            $8,992
---------------------------------------------------------

(2) If you annuitize at the end of the applicable time period:

1 year                                              $1,233
---------------------------------------------------------
3 years                                             $3,447
---------------------------------------------------------
5 years                                             $5,345
---------------------------------------------------------
10 years                                            $8,988
---------------------------------------------------------

(3) If you do not Surrender your Contract:

1 year                                              $1,241
---------------------------------------------------------
3 years                                             $3,453
---------------------------------------------------------
5 years                                             $5,350
---------------------------------------------------------
10 years                                            $8,992
---------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.

10
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $1,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase-Registered Trademark- Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       7%
----------------------------------------------
         3                       7%
----------------------------------------------
         4                       6%
----------------------------------------------
         5                       5%
----------------------------------------------
         6                       4%
----------------------------------------------
         7                       3%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than seven years

X  Distributions made due to death

X Distributions under a program for substantially equal periodic payments made for your life or life expectancy

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is for deducted daily and is equal to an annual charge of 1.20% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is subtracted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus for more complete information.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL BENEFITS?

- MAV 70 DEATH BENEFIT CHARGE -- You may elect the MAV 70 Death Benefit for an additional charge. We call this optional Death Benefit the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit." If you elect the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect the MAV/EPB Death Benefit for an additional charge. We call this optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred is an option that can be elected at an additional charge. If you elect The Hartford's Principal First Preferred, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

                                                                              11
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

- You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.

You may purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both.

We describe the Asset Protection Death Benefit and the Premium Protection Death Benefit in the Death Benefit Section of the prospectus.
You may also elect an optional Death Benefit when you purchase your Contract at an additional charge. We describe the optional Death Benefit in the Death Benefit Section of the prospectus.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for a Period Certain, Life Annuity with a Cash Refund, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

- fixed dollar amount Automatic Annuity Payouts,

- variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

GENERAL CONTRACT INFORMATION
--------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                               HARTFORD'S RATINGS
                                     EFFECTIVE DATE
           RATING AGENCY              OF RATING      RATING    BASIS OF RATING
---------------------------------------------------------------------------------
 A.M. Best and
 Company, Inc.                            2/15/05        A+  Financial strength
---------------------------------------------------------------------------------
 Standard & Poor's                        2/15/05       AA-  Financial strength
---------------------------------------------------------------------------------
 Fitch                                    2/15/05       AA   Financial strength
---------------------------------------------------------------------------------

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on April 1, 1999 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law.

12
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

THE FUNDS

The AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund and AIM V.I. Small Cap Equity Fund are portfolios of AIM Variable Insurance Funds, which is a registered open-end management investment company. A I M Advisors, Inc. serves as the investment adviser for these Funds. H.S. Dent Advisors, Inc. is the subadvisor to the AIM V.I. Dent Demographic Trends Fund.

American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Global Small Capitalization Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund and American Funds New World Fund are all part of American Funds Insurance Series. American Funds Insurance Series is a fully managed, diversified, open-end investment company organized as a Massachusetts business trust in 1983. American Funds Insurance Series offers three classes of fund shares: Class 1 shares, Class 2 shares and Class 3 shares. This Annuity invests only in Class 2 shares of American Funds Insurance Series. The investment adviser for each of the funds of American Funds Insurance Series is Capital Research and Management Company located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc.

Hartford Money Market HLS Fund is sponsored and administered by Hartford or its affiliates. HL Investment Advisers, LLC located at 200 Hopmeadow Street, Simsbury, Connecticut, serves as the investment manager to the Fund. Hartford Investment Management Company serves as sub-investment adviser and provides day to day investment services. The Fund is a series of Hartford Series Fund, Inc., a Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Shares of the Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Contract.

MFS-Registered Trademark- Capital Opportunities Series,
MFS-Registered Trademark- Emerging Growth Series, MFS-Registered Trademark-Global Equity Series, MFS-Registered Trademark- High Income Series, MFS-Registered Trademark- Investors Growth Stock Series,
MFS-Registered Trademark- Investors Trust Series, MFS-Registered Trademark- Mid Cap Growth Series, MFS-Registered Trademark- New Discovery Series, MFS-Registered Trademark- Total Return Series, MFS-Registered Trademark- Value Series, MFS-Registered Trademark- Research Bond Series,
MFS-Registered Trademark- Research International Series and
MFS-Registered Trademark- Research Series are series of the MFS-Registered Trademark- Variable Insurance Trust-SM-. The MFS Variable Insurance Trust-SM- is a professionally managed open-end management investment company. The MFS Variable Insurance Trust-SM- is registered as a Massachusetts business trust. MFS Investment Management-Registered Trademark- serves as the investment adviser to each of the Series of the MFS-Registered Trademark-Variable Insurance Trust-SM-. MFS Investment Management-Registered Trademark- is located at 500 Boylston Street, Boston, Massachusetts 02116.

Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Rising Dividends Securities Fund, Franklin Small-Mid Cap Growth Fund, Franklin Strategic Income Securities Fund, Templeton Global Asset Allocation Fund, Templeton Foreign Securities Fund, Mutual Discovery Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, and Templeton Growth Securities Fund are all part of the Franklin Templeton Variable Insurance Products Trust. The Franklin Templeton Variable Insurance Products Trust is an open-end managed investment company which was organized as a Massachusetts business trust on April 26, 1988. Franklin Templeton Variable Insurance Products Trust currently offers Class 1 and Class 2 shares. Class 2 shares of each Fund are available in this Annuity, except that Class 1 shares are available for Franklin Strategic Income Securities Fund and Templeton Developing Markets Securities Fund. The investment manager of the Franklin Income Securities Fund, Franklin Large Cap Growth Fund, Franklin Real Estate Fund, Franklin Small-Mid Cap Growth Fund, and Franklin Strategic Income Securities Fund, Franklin Flex Cap Growth Securities Fund and Franklin Large Cap Value Securities is Franklin Advisers, Inc. located at One Franklin Parkway, San Mateo, California 94403. The investment manager of Franklin Rising Dividends Securities Fund is Franklin Advisory Services, LLC, located at One Parker Plaza, Fort Lee, New Jersey, 07024. The investment manager of Mutual Shares Securities Fund and Mutual Discovery Securities Fund is Franklin Mutual Advisers, LLC, located at 51 John F. Kennedy Parkway, Short Hills, New Jersey, 07078. The investment manager of Templeton Growth Securities Fund is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas. The investment manager of Templeton Developing Markets Securities Fund is Templeton Asset

                                                                              13
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
Management Ltd., located at 2 Exchange Square, Hong Kong. Under an agreement with Templeton Global Advisors Limited, Templeton Asset Management, Ltd. serves as Templeton Growth Securities Fund sub-advisor. The investment manager of Templeton Global Asset Allocation Fund and Templeton Foreign Securities Fund is Templeton Investment Counsel LLC, located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091. Templeton Investment Counsel LLC, Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Templeton Asset Management, Ltd are wholly owned by Franklin Resources, Inc., a publicly owned company engaged in the financial services industry through its subsidiaries.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

AIM V.I. AGGRESSIVE GROWTH FUND -- Seeks to achieve long-term growth of capital.

AIM V.I. BASIC VALUE FUND -- Seeks long-term growth of capital. Invests, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that are believed to be undervalued in relation to long-term earnings power or other factors.

AIM V.I. BLUE CHIP FUND -- Seeks long-term growth of capital.

AIM V.I. CAPITAL APPRECIATION FUND -- Seeks growth of capital. Invests principally in common stocks of companies likely to benefit from new or innovative products, services or processes as well as those that have experienced above average, long-term growth in earnings with excellent prospects for future growth.

AIM V.I. CORE EQUITY FUND -- Seeks growth of capital. The Fund seeks to meet its objective by investing, normally, at lest 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -- Seeks long-term growth of capital. Invests in securities of companies that are likely to benefit from changing demographic, economic, and lifestyle trends.

AIM V.I. GOVERNMENT SECURITIES FUND -- Seeks to achieve a high level of current income consistent with reasonable concern for safety of principal. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the United States Government.

AIM V.I. INTERNATIONAL GROWTH FUND -- Seeks to provide long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The fund focuses its investments in marketable equity securities of foreign companies that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

AIM V.I. LARGE CAP GROWTH FUND -- Seeks long-term growth of capital. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

AIM V.I. MID CAP CORE EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities of mid-capitalization companies.

AIM V.I. PREMIER EQUITY FUND -- Seeks to achieve long-term growth of capital with income as a secondary objective. Invests, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities.

AIM V.I. SMALL CAP EQUITY FUND -- Seeks long-term growth of capital. Invests, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies.

AMERICAN FUNDS ASSET ALLOCATION FUND -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND -- Seeks to produce income exceeding the average yield on U.S. stocks generally (as represented by the average yield on the Standard & Poor's 500 Composite Index) and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund invests primarily in common stocks of larger, more established companies based in the U.S. with market capitalizations of $4 billion and above. The Fund may also invest up to 10% of its assets in common stocks of larger, non-U.S. companies, so long as they are listed or traded in the U.S. The Fund will invest, under normal market conditions, at least 90% of its assets in equity securities.

AMERICAN FUNDS BOND FUND -- Seeks to provide as high a level of current income as is consistent with the preservation of capital by investing primarily in fixed-income securities.

AMERICAN FUNDS GLOBAL GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers located around the world.

14
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND -- Seeks long-term growth of capital by investing primarily in equity securities of smaller companies located around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND -- Seeks long-term growth of capital by investing primarily in common stocks which demonstrate the potential for appreciation.

AMERICAN FUNDS GROWTH-INCOME FUND -- Seeks growth of capital and income by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends.

AMERICAN FUNDS INTERNATIONAL FUND -- Seeks long-term growth of capital by investing primarily in common stocks of issuers domiciled outside of the United States.

AMERICAN FUNDS NEW WORLD FUND -- Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets. The Fund may also invest in debt securities of issuers, including issuers of lower rated bonds with exposure to these countries.

FRANKLIN FLEX CAP GROWTH SECURITIES FUND -- Seeks capital appreciation.

FRANKLIN INCOME SECURITIES FUND -- Seeks to maximize income while maintaining prospects for capital appreciation, by investing in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- Seeks capital appreciation.

FRANKLIN LARGE CAP VALUE SECURITIES FUND -- Seeks long-term capital appreciation.

FRANKLIN RISING DIVIDENDS SECURITIES FUND -- Seeks long-term capital appreciation while attempting to preserve capital.

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND (formerly Franklin Small Cap Fund) -- Seeks long-term capital growth.

FRANKLIN STRATEGIC INCOME SECURITIES FUND -- Seeks to earn a high level of current income, with capital appreciation over the long term as a secondary goal.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by Hartford Investment Management Company.

MFS-REGISTERED TRADEMARK- CAPITAL OPPORTUNITIES SERIES (Closed to Contracts issued on or after May 2, 2005) -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- EMERGING GROWTH SERIES -- Seeks to provide long-term growth of capital.

MFS-REGISTERED TRADEMARK- GLOBAL EQUITY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- HIGH INCOME SERIES -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS-REGISTERED TRADEMARK- INVESTORS GROWTH STOCK SERIES -- Seeks to provide long-term growth of capital and future income rather than current income.

MFS-REGISTERED TRADEMARK- INVESTORS TRUST SERIES -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS-REGISTERED TRADEMARK- MID CAP GROWTH SERIES -- Seeks long-term growth of capital.

MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- RESEARCH BOND SERIES -- Seeks total return (high current income and long-term growth of capital.)

MFS-REGISTERED TRADEMARK- RESEARCH INTERNATIONAL SERIES -- Seeks capital appreciation.

MFS-REGISTERED TRADEMARK- RESEARCH SERIES -- Seeks long-term growth and future income.

MFS-REGISTERED TRADEMARK- TOTAL RETURN SERIES -- Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS-REGISTERED TRADEMARK- VALUE SERIES -- Seeks capital appreciation and reasonable income.

MUTUAL DISCOVERY SECURITIES FUND -- Seeks capital appreciation.

MUTUAL SHARES SECURITIES FUND -- Seeks capital appreciation, with income as a secondary goal.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND -- Seeks long-term capital appreciation.

TEMPLETON FOREIGN SECURITIES FUND -- Seeks long-term capital growth.

TEMPLETON GROWTH SECURITIES FUND -- Seeks long-term capital growth.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus accompanying this prospectus.

                                                                              15
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate
Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We may, subject to any applicable law, make certain changes to the Funds offered under your contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level including the Annual Maintenance Fee.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level including the Annual Maintenance Fee.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a rate that meets your state's minimum requirements. We may change the minimum guaranteed interest rate subject only to applicable state insurance law. We may credit interest at a rate in excess of the minimum guaranteed interest rate. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis. The Fixed Accumulation Feature interest rates may vary by state.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

We may restrict your ability to allocate Contract Values or Premium Payments to the Fixed Accumulation Feature at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value. We may also make the Fixed Accumulation Feature available only through enrollment in a program that we establish.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature or any Sub-Account to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

The DCA Plus Program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

In Oregon, you may only sign up for DCA Plus Programs that are 6 months or longer.

THE CONTRACT
--------------------------------------------------------------------------------

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

- Individual Retirement Annuities adopted according to Section 408 of the Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was issued before January 30, 2004. Series IR of the Contract is issued on or after January 30, 2004.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract by completing and submitting an application or an order request along with an initial Premium Payment. For most Contracts, the minimum initial Premium Payment is $1,000. For additional Premium Payments, the minimum Premium Payment is $500. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our InvestEase Program or are part of certain tax qualified retirement plans. Prior approval is required for any Premium Payment that would equal or exceed $1,000,000 when combined with the total Premium Payments made to this Contract and any other Contract we issue to you or to your Annuitant.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of legal age in the

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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state where the Contract is being purchased or a guardian must act on your behalf.

If you purchase your Contract in Alabama, we will accept subsequent Premium Payments only during the first Contract Year. If you purchase your Contract in Oregon, we will accept subsequent Premium Payments only during the first three Contract Years. If you purchase your Contract in Massachusetts, we will accept subsequent Premium Payments only until the Annuitant's 63rd birthday or the third Contract Anniversary, whichever is later.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CALIFORNIA SENIORS -- THE SENIOR PROTECTION PROGRAM

Any Contract Owner 60 years old or older when purchasing this Contract in the state of California must either:

- Elect the Senior Protection Program, or

- Elect to immediately allocate the initial Premium Payments to the other investment options.

Under the Senior Protection Program we will allocate your initial Premium Payment to the Hartford Money Market HLS Fund Sub-Account for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions.

If you elect the Senior Protection Program you will not be able to participate in any InvestEase or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in the Hartford Money Market HLS Fund Sub-Account unless you direct otherwise.

You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Account value from the [Hartford Money Market HLS Fund] Sub-Account to another investment option.

When you terminate your participation in the Senior Protection Program:

- You may reallocate your Contract Value in the Program to other investment options; or

- We will automatically reallocate your Account Value in the Program according to your original instructions 35 days after your initial Premium Payment.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, Hartford will pay you your Contract Value on the day we receive your request to cancel. The Contract Value may be more or less than your Premium Payments depending upon the performance of your Sub-Accounts. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. We do not refund any fees or charges deducted during this period. In certain states, we are required to return your Premium Payment if you decide to cancel your Contract.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature and all Sub-Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Units you have by requesting Surrenders, transferring money out of a
Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the underlying Funds available in your Contract.

You may transfer from one Sub-Account to another before and after the Annuity Commencement Date. Your transfer request will be processed on the day that it is received as long as it is received in good order on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

When you request a Sub-Account transfer, Hartford sells shares of the underlying Fund that makes up the Sub-Account you are transferring from and buys shares of the underlying Fund that makes up the Sub-Account you want to transfer into.

Each day, many Contract Owners request Sub-Account transfers. Some request transfers into a particular Sub-Account, and others request transfers out of a particular Sub-Account. In addition, each day some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. Hartford combines all the requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determines how many shares of that Sub-Account's underlying Fund Hartford would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable annuity products are also available as investment options in variable life insurance policies, retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Sub-Account transfers described for variable annuity Contract Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of a Stock Fund Sub-Account with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

You should be aware that there are several important restrictions on your ability to make a Sub-Account transfer.

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER EACH DAY. Hartford limits each Contract Owner to one Sub-Account Transfer each day. Hartford counts all Sub-Account transfer activity that occurs on any one day as one Sub-Account transfer, except you cannot transfer the same Contract Value more than once a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from a Money Market Fund Sub-Account into another Sub-Account, it would count as one Sub-Account transfer. If, however, on a single day you transfer $10,000 out of a Money Market Fund Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Likewise, if on a single day you transferred

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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$10,000 out of a Money Market Fund Sub-Account into ten other Sub-Accounts
(dividing the $10,000 among the ten other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer. Conversely, if you have $10,000 in Contract Value distributed among 10 different Sub-Accounts and you request to transfer the Contract Value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

However, you cannot transfer the same Contract Value more than once in one day. That means if you have $10,000 in a Money Market Fund Sub-Account and you transfer all $10,000 into a Stock Fund Sub-Account, on that same day you could not then transfer the $10,000 out of the Stock Fund Sub-Account into another Sub-Account.

SECOND, HARTFORD HAS IMPLEMENTED POLICIES DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, Hartford does not want you to purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Sub-Account transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

X  20 Transfer Rule;

X  Abusive Trading Policy; and

X  Third Party Transfer Service Agreements.

THE 20 TRANSFER RULE -- Hartford employs the "20 Transfer Rule" to help curb frequent Sub-Account transfers. Under this policy, you are allowed to submit a total of 20 Sub-Account transfer requests each Contract Year for each Contract by any of the following methods: U.S. Mail, Voice Response Unit, Internet or telephone. Once these 20 Sub-Account transfers have been requested, you may submit any additional Sub-Account transfer requests only in writing by U.S. Mail or overnight delivery service. Transfer requests by telephone, voice recording unit, via the internet or sent by same day mail or courier service will not be accepted. If you want to cancel a written Sub-Account transfer, you must also cancel it in writing by U.S. Mail or overnight delivery service. We will process the cancellation request as of the day we receive it in good order.

We actively monitor Contract Owner's compliance with this policy. Our computer system will automatically send you a letter after your 10th Sub-Account transfer to remind you of our Sub-Account transfer policy. After your 20th transfer request, the computer system will not allow you to do another Sub-Account transfer by telephone, voice recording unit or via the internet. You will be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

Each Contract Anniversary, we reset your transfers to allow 20 new Sub-Account transfers by any means.

We may make changes to this policy at any time.

ABUSIVE TRANSFER POLICY -- Regardless of the number of Sub-Account transfers you have done under the 20 Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy, which is designed to respond to market timing activity observed by the underlying Funds.

Under the Abusive Transfer Policy, we rely on the underlying Funds to identify a pattern or frequency of Sub-Account transfers that the underlying Fund wants us to investigate. Most often, the underlying Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once an underlying Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that underlying Fund's Sub-Account on the day or days identified by the underlying Fund. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of this policy to make it more difficult for abusive traders to adjust their behavior to escape detection under this procedure. We can tell you that we consider some or all of the following factors in our review:

- the dollar amount of the transfer;

- the total assets of the Funds involved in the transfer;

- the number of transfers completed in the current calendar quarter; or

- whether the transfer is part of a pattern of transfers designed to take advantage of short term market fluctuations or market inefficiencies.

If you meet the criteria established in our Abusive Transfer Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary, at which point your transfer privileges will be reinstated.

Since we combine all the purchases of a particular underlying Fund for all the products through net trades, the underlying Fund is unable to identify transfers of any specific Contract owner. As a result, there is the risk that the underlying Fund may not be able to identify abusive transfers.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Contract Owners with aggregate Contract Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Sub-Account transfers. We do not currently require Contract Owners or others to sign these agreements. However, if we believe that these agreements may help curb frequent transfers, or for any other reason, we may, without notice, begin requiring these agreements again.

In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception,

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would be more restrictive than our regular policies that restrict excessive
Sub-Account transfers. In the event such separate agreements are required, the terms and conditions of these agreements may vary from one agreement to the next but all of these agreements, without exception, would be more restrictive than our regular policies that restrict excessive Sub-Account transfers.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting frequent trading. This means that if you request to be excused from any of the policies and to be permitted to engage in a Sub-Account transfer that would violate any of these policies, Hartford will refuse your request.

SOME ESTABLISHED EXCEPTIONS. You should be aware, however, that the 20 Transfer Rule and the Abusive Trading Policy do not apply to all Contract Owners and do not apply in all circumstances, which we describe here:

- The 20 Transfer Rule and the Abusive Trading Policy do not apply to certain Contracts serviced by Windsor Securities, Inc., a registered broker-dealer firm, that sued Hartford in the 1990's for a variety of issues, including Hartford's attempt to limit its Contract Owners' Sub-Account transfers. As a result of the settlement of this litigation, these Contract Owners have different Sub-Account transfer restrictions. With respect to these Contract Owners, we currently only have the ability to restrict transfers into certain underlying Funds and to limit the total Contract Value invested in any one underlying Fund. As of December 31, 2004, the total Contract Value for this group of Contracts was approximately $115 million.

- The 20 Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of an established asset allocation program or asset rebalancing program that rebalances a Contract Owner's holdings on a periodic, pre-established basis according to the prior written instructions of the Contract Owner or as part of a DCA program, including the DCA Plus program. That means that transfers that occur under these programs are not counted toward the 20 transfers allowed under the 20 Transfer Rule. We don't apply the 20 Transfer Rule to programs, like asset rebalancing, asset allocation and DCA programs, that allow Sub-Account transfers on a regularly scheduled basis because the underlying Funds expect these transfers and they usually do not represent the type of Sub-Account transfers that the underlying Funds find problematic.

Other than these exceptions, the only other exceptions to the 20 Transfer Rule impose more restrictive limitations than the 20 Transfer Rule. For example, in Oregon, we have the contractual right to limit Sub-Account transfers to only one Sub-Account transfer every 30 days and to require that the transfer request be sent in writing. We currently do not enforce this right, but should we choose to do so, it would be an exception to the 20 Transfer Rule. There are also some Third Party Transfer Service Agreements that are customized for certain brokers that contain transfer limitations that are also more restrictive than the 20 Transfer Rule.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. In addition to the exceptions we have just described, you should also be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no Contingent Deferred Sales Charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Sub-Account transfers that does not violate the precise terms of the 20 Transfer Rule. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Contract and any subsequent or more recent versions of this Contract. However, the underlying Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and plan sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Sub-Account transfers, then Hartford cannot apply the 20 Transfer Rule and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Sub-Account transfers done by Contract Owners of this Contract.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

Frequent Sub-Account transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Contract and may also lower your Contract's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Contract.

Because frequent transfers may raise the costs associated with this Contract and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the variable annuity together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the variable annuity prospectus, the policies and procedures described in the variable annuity prospectus control how we administer Sub-Account transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- Each Contract Year you may transfer the greater of:

- 30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary. The 30% does not include Contract Value in any DCA Plus Program; or

- An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.

You must wait 6 months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

TELEPHONE AND INTERNET TRANSFERS -- In most states, you can make transfers:

- By calling us at 1-800-862-6668

- Electronically, if available, by the Internet through our website at www.hartfordinvestor.com

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange on the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange on a Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the close of the New York Stock Exchange the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract,

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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including commissions paid to Registered Representatives and the cost of preparing sales literature and other promotional activities.

We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:


NUMBER OF YEARS FROM    CONTINGENT DEFERRED
  PREMIUM PAYMENT           SALES CHARGE
----------------------------------------------
         1                       7%
----------------------------------------------
         2                       7%
----------------------------------------------
         3                       7%
----------------------------------------------
         4                       6%
----------------------------------------------
         5                       5%
----------------------------------------------
         6                       4%
----------------------------------------------
         7                       3%
----------------------------------------------
     8 or more                   0%
----------------------------------------------

SURRENDER ORDER -- During the first seven Contract Years all Surrenders in excess of the Annual Withdrawal Amount will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

After the seventh Contract Year, all Surrenders in excess of the Annual Withdrawal Amount will be taken first from earnings, then from Premium Payments held in your Contract for more than seven years and then from Premium Payments invested for less than seven years. Only Premium Payments invested for less than seven years are subject to a Contingent Deferred Sales Charge.

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:

- Hartford will Surrender the Annual Withdrawal Amount which is equal to 10% of your total Premium Payments or $3,000 without charging a Contingent Deferred Sales Charge.

- We will then Surrender the Premium Payments that have been in the Contract the longest.

- That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 5% on that amount, or $500.

- The remaining $2,000 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $2,000, or $140.

- Your Contingent Deferred Sales Charge is $640.

If you have any questions about these charges, please contact your financial adviser or Hartford.

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- IF YOU ARE A PATIENT IN A CERTIFIED LONG-TERM CARE FACILITY OR OTHER ELIGIBLE FACILITY -- We will waive any Contingent Deferred Sales Charge for a partial or full Surrender if you, the joint Contract Owner or the Annuitant, are confined for at least 180 calendar days to a:

X facility recognized as a general hospital by the proper authority of the state in which it is located;

X facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals;

X  facility certified as a hospital or long-term care facility; or

X nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

For this waiver to apply, you must:

- have owned the Contract continuously since it was issued,

- provide written proof of your eligibility satisfactory to us, and

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- request the Surrender within 91 calendar days of the last day that you are an eligible patient in a recognized facility or nursing home.

This waiver is not available if you, the joint Contract Owner or the Annuitant is in a facility or nursing home when you purchase or upgrade the Contract. We will not waive any Contingent Deferred Sales Charge applicable to any Premium Payments made while you are in an eligible facility or nursing home.

This waiver may not be available in all states.

- UPON DEATH OF THE ANNUITANT, CONTRACT OWNER OR JOINT CONTRACT OWNER -- No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

- UPON ANNUITIZATION -- The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

- FOR THE HARTFORD'S PRINCIPAL FIRST BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR THE HARTFORD'S PRINCIPAL FIRST PREFERRED BENEFIT PAYMENTS -- If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

- FOR REQUIRED MINIMUM DISTRIBUTIONS -- This allows Annuitants who are age
  70 1/2 or older, with a Contract held under an IRA or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

- FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS -- We will waive Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

- UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD -- No Contingent Deferred Sales Charge will be deducted if you cancel your Contract during the Right to Cancel Period.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.20% of the Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested. We do not deduct the charge for Contracts issued in South Carolina and Washington if it will cause the rate of interest credited to your Contract Value in the Fixed Accumulation Feature to fall below state minimum requirements.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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you fully Surrender your Contract. In addition, we will waive one Annual
Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this prospectus.

CHARGES FOR OPTIONAL BENEFITS

- MAV 70 DEATH BENEFIT CHARGE -- You may elect the MAV 70 Death Benefit for an additional charge. We call this optional Death Benefit the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit." If you elect the MAV 70 Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- MAV/EPB DEATH BENEFIT CHARGE -- You may elect the MAV/EPB Death Benefit for an additional charge. We call this optional Death Benefit the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit." If you elect the MAV/EPB Death Benefit, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.30% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect this benefit upon purchase, you can take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract after June 1, 2003 but before January 30, 2004, you can elect to add this benefit to your Contract for an additional charge on a daily basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts.

- THE HARTFORD PRINCIPAL FIRST PREFERRED CHARGE -- The Hartford's Principal First Preferred can be elected for an additional annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. This is an annual charge that is deducted daily.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES, THE MORTALITY AND EXPENSE RISK CHARGE, THE ANNUAL MAINTENANCE FEE, AND CHARGES FOR OPTIONAL BENEFITS, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

ELECTING THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S PRINCIPAL FIRST PREFERRED

You may elect either The Hartford's Principal First or The Hartford's Principal First Preferred. This means if you elect The Hartford's Principal First you will never be able to elect The Hartford's Principal First Preferred. Likewise, if you elect The Hartford's Principal First Preferred you will never be able to elect The Hartford's Principal First.

Once you elect The Hartford's Principal First you cannot cancel it and we will continue to deduct The Hartford's Principal First Charge until we begin to make Annuity Payouts.

You may cancel The Hartford's Principal First Preferred any time after the 5th Contract Year or the 5th anniversary of the date you added The Hartford's Principal First Preferred to your Contract. If you cancel The Hartford's Principal First Preferred, all Benefit

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Payments and charges for The Hartford's Principal First Preferred will terminate. Once The Hartford's Principal First Preferred is cancelled it cannot be reinstated.

OVERVIEW

The Hartford's Principal First and The Hartford's Principal First Preferred are optional benefits that, if elected, are intended to protect the amount of your investment from poor market performance. The amount of your investment that is protected from poor market performance will be different depending on when you elect your optional benefit. The amount that is protected is your "Benefit Amount." In other words, The Hartford's Principal First and The Hartford's Principal First Preferred operate as a guarantee of the Benefit Amount that you can access through a series of payments.

DETERMINING YOUR BENEFIT AMOUNT

The initial Benefit Amount for both The Hartford's Principal First and The Hartford's Principal First Preferred depends on when you elect your optional benefit. If you elect your optional benefit when purchasing the Contract, your initial Premium Payment is equal to the initial Benefit Amount. If you elect your optional benefit at a later date, your Contract Value, on the date it is added to your Contract, is equal to the initial Benefit Amount.

Please note:

- Your Benefit Amount can never be more than $5 million dollars.

- Your Benefit Amount is reduced as you take withdrawals.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment for The Hartford's Principal First is equal to 7% of the initial Benefit Amount. The Benefit Payment for The Hartford's Principal First Preferred is equal to 5% of the initial Benefit Amount.

BENEFIT PAYMENTS

Benefit Payments are non-cumulative, which means your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, for The Hartford's Principal First Preferred if you do not take 5% one year, you may not take more than 5% the next year.

Please note -- If you elect your optional benefit when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish your optional benefit any time after you purchase your Contract, we count one year as the time between the date we added the optional benefit to your Contract and your next Contract Anniversary, which could be less than a year.

The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will re-calculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

- If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. For The Hartford's Principal First, your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount. For The Hartford's Principal First Preferred, your Benefit Payment becomes 5% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to the "new" Benefit Payment for the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

If you change the ownership or assign this Contract to someone other than your spouse within 12 months of electing either optional benefit, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment; or

- The Contract Value at the time of the ownership change or assignment.

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Any time you make subsequent Premium Payments to your Contract, we also re-calculate your Benefit Amount and Benefit Payments. Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by a percentage of the amount of the subsequent Premium Payment (7% for The Hartford's Principal First or 5% for The Hartford's Principal First Preferred).

SURRENDERING YOUR CONTRACT

You can Surrender your Contract any time, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First or The Hartford's Principal First Preferred.

If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through a fixed annuity payout option until your Benefit Amount is depleted.

The fixed annuity payout option for The Hartford's Principal First is called The Hartford's Principal First Payout Option. The fixed annuity payout option for The Hartford's Principal First Preferred is called The Hartford's Principal First Preferred Payout Option.

While you are receiving payments under either of these fixed annuity payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

ANNUITIZING YOUR CONTRACT

If you elect The Hartford's Principal First or The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose The Hartford's Principal First Payout Option or The Hartford's Principal First Preferred Payout Option in addition to those Annuity Payout Options offered in the Contract.

Under both of these Annuity Payout Options, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by Hartford have not been made, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by Hartford have been made, the payments will continue to be made to the Beneficiary.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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KEY DIFFERENCES BETWEEN THE HARTFORD'S PRINCIPAL FIRST AND THE HARTFORD'S
PRINCIPAL FIRST PREFERRED

While The Hartford's Principal First and The Hartford's Principal First Preferred share many of the same characteristics, there are some important differences you should consider when deciding which benefit to choose.

FEATURES                             THE HARTFORD'S PRINCIPAL FIRST                 THE HARTFORD'S PRINCIPAL FIRST PREFERRED
---------------------------------------------------------------------------------------------------------------------------------
Charge                     0.50% of Sub-Account Value                          0.20% of Sub-Account Value
---------------------------------------------------------------------------------------------------------------------------------
Benefit Payment            7% of Benefit Amount                                5% of Benefit Amount
---------------------------------------------------------------------------------------------------------------------------------
Revocability               - Irrevocable.                                      - Revocable anytime after the 5th Contract Year or
                                                                                 the 5th anniversary of the date you added The
                                                                                 Hartford's Principal First Preferred to your
                                                                                 Contract.
                           - Charge continues to be deducted until we begin    - Charge will terminate if The Hartford's
                             to make annuity payouts.                          Principal First Preferred is cancelled.
---------------------------------------------------------------------------------------------------------------------------------
Step Up                    - After the 5th Contract Year, every five years     - Not Available.
                             thereafter.
---------------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age          - Non-Qualified & Roth IRA -- same as maximum       - Non-Qualified & Roth IRA -- same as maximum
                             Contract issue age.*                                Contract issue age.*
                           - IRA/Qualified -- Age 80                           - IRA/Qualified -- Age 70
---------------------------------------------------------------------------------------------------------------------------------
Investment Restrictions    - None                                              - You are not permitted to transfer more than 10%
                                                                                 of your Contract Value as of your last Contract
                                                                                 Anniversary between certain investment options.
                                                                                 This restriction is not currently enforced.
---------------------------------------------------------------------------------------------------------------------------------
Spousal Continuation       - Available                                         - Available
---------------------------------------------------------------------------------------------------------------------------------

* For more information on the maximum Contract issue age please see the Section "How do I purchase the Contract."

THE HARTFORD'S PRINCIPAL FIRST -- STEP-UP

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the Benefit Amount. There is no "step-up" available for The Hartford's Principal First Preferred. If you choose to "step-up" the Benefit Amount, your Benefit Amount will be re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" the Benefit Amount if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year The Hartford's Principal First "step-up" has been in place, you may choose to "step-up" the Benefit Amount again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" The Hartford's Principal First on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED -- INVESTMENT RESTRICTIONS

If you elect The Hartford's Principal First Preferred you are not permitted to transfer more than 10% of your Contract Value as of your last Contract Anniversary from the Non-Growth Sub-Accounts to the Growth Sub-Accounts in any one Contract Year. If you transfer more than 10% of your Contract Value The Hartford's Principal First Preferred will automatically terminate and all Benefit Payments and The Hartford's Principal First Preferred charge will cease. We may add or delete Sub-Accounts from the Non-Growth and Growth sub-account lists at any time. Currently, we do not enforce this investment transfer restriction. We will provide you 30 days written notice when we elect to enforce this investment transfer restriction. For Contracts issued in the state of Connecticut there are no investment restrictions.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
NON-GROWTH SUB-ACCOUNTS                                                           GROWTH SUB-ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
AIM V.I. Basic Value Fund                                     AIM V.I. Aggressive Growth
AIM V.I. Core Equity Fund                                     Fund
AIM V.I. Mid Cap Core                                         AIM V.I. Blue Chip Fund
  Equity Fund                                                 AIM V.I. Capital Appreciation
AIM V.I. Government                                           Fund
  Securities Fund                                             AIM V.I. Dent Demographic
AIM V.I. Premier Equity Fund                                  Fund
American Funds Asset                                          AIM V.I. International Growth
  Allocation Fund                                             Fund
American Funds Blue Chip                                      AIM V.I. Large Cap Growth
  Income and Growth Fund                                      Fund
American Funds Bond Fund                                      AIM V.I. Small Cap Equity
American Funds Growth-                                        Fund
  Income Fund                                                 American Funds Global
American Funds International                                  Growth Fund
  Fund                                                        American Funds Global Small
American Funds New                                            Capitalization Fund
  World Fund                                                  American Funds Growth Fund
Franklin Flex Cap Growth                                      Franklin Small-Mid Cap Fund
  Securities Fund                                             Franklin Flex Cap Growth
Franklin Income Securities                                    Fund
  Fund                                                        MFS Emerging Growth Series
Franklin Large Cap Growth                                     MFS Global Equity Series
  Securities Fund                                             MFS Investors Growth Stock
Franklin Large Cap Value                                      Series
  Securities Fund                                             MFS Mid Cap Growth Series
Franklin Rising Dividends                                     MFS New Discovery Series
  Securities Fund                                             MFS Research Fund
Franklin Strategic Income
  Securities Fund
Hartford Money Market HLS
  Fund
MFS High Income Series
MFS Investors Trust Series
MFS Research Bond Series
MFS Research International
  Series
MFS Research Series
MFS Total Return Series
MFS Value Series
Mutual Discovery Securities
  Fund
Mutual Shares Securities Fund
Templeton Developing
  Markets Securities Fund
Templeton Foreign Securities
  Fund
Templeton Growth Securities Fund
--------------------------------------------------------------------------------------------------------------------------

REQUIRED MINIMUM DISTRIBUTIONS

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.

For purposes of The Hartford's Principal First Preferred, if you enroll in our Automatic Income Program to satisfy the Required Minimum Distributions from the Contract and, as a result, the withdrawals exceed your Benefit Payment we will not recalculate your Benefit Amount or Benefit Payment.

OTHER INFORMATION

The Hartford's Principal First and The Hartford's Principal First Preferred may not be available in all states or through all broker-dealers.

The Hartford's Principal First Preferred is only available to Contracts issued on or after November 1, 2004.

If you elect The Hartford's Principal First Preferred, and your Contract was issued in the state of Connecticut, our approval is required for any subsequent Premium Payments if the Premium Payments for all deferred variable annuity contracts issued by us or our affiliates to you equals or exceeds $100,000.

For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older. The Hartford's Principal First Preferred cannot be elected if the Contract Owner or Annuitant is age 71 or older.

We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First and The Hartford's Principal First Preferred. This means that if you purchase two Contracts from us in any twelve month period and elect either The Hartford's Principal First or The Hartford's Principal First Preferred on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract.

For examples on how The Hartford's Principal First is calculated, please see "Appendix IV." For examples on how The Hartford's Principal First Preferred is calculated, please see "Appendix IV."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint
Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. We calculate the Death Benefit when we receive a certified death certificate or other legal document acceptable to us. The calculations for the Death Benefit that are described below are based on the Contract Value on the date we receive a certified death certificate or other legal document acceptable to us.
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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Unless the Beneficiary provides us with instructions to reallocate the Death
Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

You can purchase this Contract with either the Asset Protection Death Benefit or the Premium Protection Death Benefit. You cannot choose both.

You may also elect an optional Death Benefit for an additional charge. There are two optional Death Benefits available under the Contract. You may elect only one optional Death Benefit. The optional Death Benefits are:

- the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit;" and

- the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit."

Not all Death Benefit choices are available in all states or through all broker-dealer firms. For more information, call your Registered Representative or you can call us at 1-800-862-6668.

THE FOLLOWING TABLE SUMMARIZES INFORMATION ABOUT THE DEATH BENEFIT CHOICES IN THE CONTRACT. WE ALSO HAVE EXAMPLES OF THE DEATH BENEFIT CALCULATIONS IN APPENDIX II AT THE END OF THE PROSPECTUS THAT MAY BE HELPFUL IN UNDERSTANDING THE DEATH BENEFIT CHOICES.

STANDARD DEATH
BENEFIT
CHOICES                                 SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

Asset           Not available if you elect the Premium Protection Death   This Death Benefit is the greatest of:
Protection      Benefit.                                                  X Contract Value; or
Death Benefit   No extra charge.                                          X Contract Value PLUS 25% of the total Premium Payments
                                                                            excluding any subsequent Premium Payments we receive
                                                                            within 12 months of death or after death. Premium
                                                                            Payments are adjusted for any partial Surrenders; or
                                                                          X Contract Value PLUS 25% of your Maximum Anniversary
                                                                            Value excluding any subsequent Premium Payments we
                                                                            receive within 12 months of death or after death.
                                                                          This Death Benefit cannot exceed the greatest of:
                                                                          X Contract Value; or
                                                                          X Total Premium Payments adjusted for any partial
                                                                            Surrenders; or
                                                                          X Your Maximum Anniversary Value.
----------------------------------------------------------------------------------------------------------------------------------
Premium         Not available if you elect the Asset Protection Death     This Death Benefit is the greater of:
Protection      Benefit.                                                  X Contract Value; or
Death Benefit   No extra charge.                                          X Total Premium Payments you have made to us minus an
                You cannot choose this Death Benefit if either you or       adjustment for any partial Surrenders.
                your Annuitant are 76 years old or older.
----------------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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
OPTIONAL DEATH
BENEFITS                                SUMMARY                                                 HOW IT WORKS
----------------------------------------------------------------------------------------------------------------------------------

MAV 70 Death    Optional Death Benefit that is available for an           If you elect this Death Benefit, your Death Benefit will
Benefit         additional charge equal to 0.20% of your Contract Value   be the greatest of:
                invested in the Sub-Accounts and is deducted daily.       X The Asset Protection Death Benefit described above;
                Only available upon purchase.                             X The total Premium Payments you have made to us
                You cannot choose this Death Benefit by itself.             adjusted for any partial Surrenders; or
                You cannot choose this Death Benefit if you elect the     X Your Maximum Anniversary Value.
                MAV/EPB Death Benefit.
                You cannot choose this Death Benefit if you or your
                Annuitant are 71 years old or older.
----------------------------------------------------------------------------------------------------------------------------------

MAV/EPB Death   Optional Death Benefit that is available for an           If you elect this Death Benefit with the Asset
Benefit         additional annual charge equal to 0.30% of your Contract  Protection Death Benefit, your Death Benefit will be the
                Value invested in the Sub-Accounts and is deducted        greatest of:
                daily.                                                    X The Asset Protection Death Benefit described above;
                Only available upon purchase.                             X The total Premium Payments you have made to us
                You cannot choose this Death Benefit by itself.             adjusted for any partial Surrenders;
                You cannot choose this Death Benefit if you elect the     X Your Maximum Anniversary Value; or
                MAV 70 Death Benefit.                                     X The Earnings Protection Benefit.
                You cannot choose this Death Benefit if you or your       If you elect this Death Benefit with the Premium
                Annuitant are 76 years old or older.                      Protection Death Benefit, your Death Benefit will be the
                                                                          greatest of:
                                                                          X The Premium Protection Death Benefit described above;
                                                                          X Your Maximum Anniversary Value; or
                                                                          X The Earnings Protection Benefit.
----------------------------------------------------------------------------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ASSET PROTECTION DEATH BENEFIT

The Asset Protection Death Benefit is one of the two standard Death Benefit choices.

HERE IS AN EXAMPLE OF HOW THE ASSET PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000.

-  In your fourth Contract Year, you made a partial Surrender of $8,000.

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000.

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

-  Your Maximum Anniversary Value was $150,000.

We determine the Asset Protection Death Benefit by finding    Based on the assumptions above, here is how we would do the
the greatest of these three values:                           actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value or                                           Contract Value equals $115,000.
--------------------------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of the total Premium Payments       $115,000 + [25% (($100,000 - $0) - $8,000)] = $138,000
  excluding any subsequent Premium Payments we receive
  within 12 months of death or after death. Premium Payments are adjusted for any partial Surrenders; or
--------------------------------------------------------------------------------------------------------------------------
X Contract Value PLUS 25% of your Maximum Anniversary Value   $115,000 + [25% ($150,000)] = $152,500.
  excluding any subsequent Premium Payments we receive
  within 12 months of death or after death.
--------------------------------------------------------------------------------------------------------------------------
THE ASSET PROTECTION DEATH BENEFIT HAS A MAXIMUM. THAT MEANS THE DEATH BENEFIT CANNOT EXCEED THE ASSET PROTECTION DEATH
BENEFIT MAXIMUM.
--------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
The Asset Protection Death Benefit cannot exceed the          Based on the assumptions above, here is the calculation of
greatest of:                                                  the Asset Protection Death Benefit Maximum:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value;                                             - Contract Value is $115,000,
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us, adjusted for    - Total Premium Payments you have made to us minus an
  any partial Surrenders; or                                    adjustment for any partial Surrenders [$100,000 - $8,000 =
                                                                $92,000], or
--------------------------------------------------------------------------------------------------------------------------
X Your Maximum Anniversary Value.                             - Your Maximum Anniversary Value is $150,000.
--------------------------------------------------------------------------------------------------------------------------
Because the greatest of the three values above is $150,000, the maximum Death Benefit is $150,000.
--------------------------------------------------------------------------------------------------------------------------

The discussion of the Death Benefit choices above says that we make an ADJUSTMENT TO YOUR TOTAL PREMIUM PAYMENTS FOR PARTIAL SURRENDERS when we calculate the Death Benefit. We calculate the adjustment to your total Premium Payments for partial Surrenders by reducing your total Premium Payments on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your total Premium Payments by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. We use this calculation to determine the adjustment to total Premium Payments for partial Surrenders for all of the Death Benefits discussed in this prospectus. For examples of how we calculate the Death Benefit, please see "Appendix II."

The discussion of the Death Benefit choices above also refers to your MAXIMUM ANNIVERSARY VALUE. The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. When we calculate the Asset Protection Death Benefit or the MAV/EPB Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier. When we calculate the MAV 70 Death Benefit, we will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 71st birthday or date of death, whichever is earlier.

The Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- Your Anniversary Value is reduced by an adjustment for any partial Surrenders made since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

We make an ADJUSTMENT FOR PARTIAL SURRENDERS WHEN WE CALCULATE YOUR ANNIVERSARY VALUE. We calculate the adjustment to your Anniversary Value for partial Surrenders by reducing your Anniversary Value on a dollar for dollar basis for total partial Surrenders within a Contract Year up to 10% of total Premium Payments. After that, we reduce your Anniversary Value by a factor that we compute by taking into account the amount of your total partial Surrenders within a Contract Year that exceed 10% of total Premium Payments and your Contract Value before and after the Surrender. For examples of how we calculate the Death Benefit, please see "Appendix II."

We use these calculations to determine your Maximum Anniversary Value for all of the Death Benefits discussed in this prospectus.

PREMIUM PROTECTION DEATH BENEFIT

The Premium Protection Death Benefit is one of the two standard Death Benefit choices.

The Premium Protection Death Benefit may not currently be available in your state. You cannot choose the Premium Protection Death Benefit if either you or your Annuitant are 76 years old or older.

HERE IS AN EXAMPLE OF HOW THE PREMIUM PROTECTION DEATH BENEFIT WORKS.
Assume that:

-  You made an initial Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

-  Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000.

We determine the Premium Protection Death Benefit by finding  Based on the assumptions above, here is how we would do the
the greater of these two values:                              actual calculations:
--------------------------------------------------------------------------------------------------------------------------
X Contract Value; or                                          - $115,000
--------------------------------------------------------------------------------------------------------------------------
X Total Premium Payments you have made to us minus an         - $100,000 - $8,000 = $92,000
  adjustment for any partial Surrenders.
--------------------------------------------------------------------------------------------------------------------------
Because your Contract Value was greater than the adjusted total Premium Payments, your Death Benefit is $115,000.
--------------------------------------------------------------------------------------------------------------------------

We make an adjustment to your total Premium Payments for partial Surrenders as discussed above under "Adjustments to total Premium Payments for partial Surrenders."

If your Contract has the Premium Protection Death Benefit and you transfer ownership of your Contract to someone who was 76 years old or older at the time you purchased your Contract, the Premium Protection Death Benefit will not apply under the Contract after the transfer. Instead, the Death Benefit will be the Contract Value.

OPTIONAL DEATH BENEFITS

You may also elect an optional Death Benefit for an additional charge. There are two optional Death Benefits available under the Contract. You may elect only one optional Death Benefit. The optional Death Benefits are:

- the "MAV 70 Death Benefit," which is short for "Maximum Anniversary Value 70 Death Benefit;" and

- the "MAV/EPB Death Benefit," which is short for "Maximum Anniversary Value/Earnings Protection Benefit Death Benefit."

MAV 70 DEATH BENEFIT

The MAV 70 Death Benefit may not currently be available in your state. You cannot elect the MAV 70 Death Benefit if you or your Annuitant are age 71 or older. Once you elect the MAV 70 Death Benefit, you cannot cancel it.

You can only elect the MAV 70 Death Benefit at the time that you purchase your Contract. You cannot elect the MAV 70 Death Benefit if you elect the MAV/EPB Death Benefit.

If you elect the MAV 70 Death Benefit when you purchase your Contract, the Death Benefit will be the greatest of the following three values:

- the Asset Protection Death Benefit;

- The total Premium Payments you have made to us minus an adjustment for any partial Surrenders; or

- Your Maximum Anniversary Value.

If your Contract has the MAV 70 Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, the death benefit will depend on the age of the new Contract Owner.

X If the new Contract Owner was older than 70 but younger than 76 years old at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit and the Premium Protection Death Benefit will remain in force under the Contract.

X If the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV 70 Death Benefit will not apply under the Contract after the transfer. Instead, only the Asset Protection Death Benefit will remain in force under the Contract.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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In either case, we will continue to deduct the charge for the MAV 70 Death
Benefit until we begin to make Annuity Payouts.

HERE IS AN EXAMPLE OF HOW THE MAV 70 DEATH BENEFIT WORKS.

Assume that:

-  You made a single Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,
- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

- On the day we calculate the Death Benefit, your Maximum Anniversary Value was $150,000.
Based on the assumptions above, this table shows how we would do the calculations:

MAV 70 DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------------
Asset Protection Death Benefit (see Example above);           $150,000
--------------------------------------------------------------------------------------------------------------------------
The total Premium Payments you have made to us minus an       $100,000 - $8,000 = $92,000
adjustment for any partial Surrenders; or
--------------------------------------------------------------------------------------------------------------------------
Your Maximum Anniversary Value.                               $150,000
--------------------------------------------------------------------------------------------------------------------------
Death Benefit Amount                                          Because the Maximum Anniversary Value was the greatest of
                                                              the three values compared, the Death Benefit is $150,000
--------------------------------------------------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT

The amount of the MAV/EPB Death Benefit will not be different regardless of whether your Contract has the Asset Protection Death Benefit or the Premium Protection Death Benefit.
The MAV/EPB Death Benefit may not currently be available in your state and is not available in Washington or Minnesota. You cannot elect the MAV/EPB Death Benefit if you or your Annuitant are age 76 or older. Once you elect the MAV/EPB Death Benefit, you cannot cancel it.

You can only elect the MAV/EPB Death Benefit at the time that you purchase your Contract. You cannot elect the MAV/EPB Death Benefit if you elect the MAV 70 Death Benefit.

The MAV/EPB Death Benefit is described below.

MAV/EPB DEATH BENEFIT

This table shows how the Death Benefit works if you elect the MAV/EPB Death Benefit when you purchase your Contract with either of the standard Death Benefit choices:

   MAV/EPB DEATH BENEFIT WITH THE ASSET PROTECTION DEATH        MAV/EPB DEATH BENEFIT WITH THE PREMIUM PROTECTION DEATH
                          BENEFIT                                                       BENEFIT
--------------------------------------------------------------------------------------------------------------------------
The Death Benefit will be the greatest of the Asset           The Death Benefit will be the greatest of the Premium
Protection Death Benefit or the following three values:       Protection Death Benefit or the following two values:
--------------------------------------------------------------------------------------------------------------------------
- The total Premium Payments you have made to us minus an     - Your Maximum Anniversary Value; or
  adjustment for any partial Surrenders;
--------------------------------------------------------------------------------------------------------------------------
- Your Maximum Anniversary Value; or                          - The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------
- The Earnings Protection Benefit, which is discussed below.
--------------------------------------------------------------------------------------------------------------------------

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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-  If your Contract has the MAV/EPB Death Benefit and you transfer ownership of your Contract, or your spouse continues your Contract as Contract Owner after your death, and the new Contract Owner was 76 years old or older at the time you purchased your Contract, the MAV/EPB Death Benefit will not apply under the Contract after the transfer. Instead, for Contracts with the Asset Protection Death Benefit only the Asset Protection Death Benefit will remain in force under the Contract. For Contracts with the Premium Protection Death Benefit, the Death Benefit will be the Contract Value. However, we will continue to deduct the charge for the MAV/EPB Death Benefit until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT -- If you and your Annuitant are age 69 or under when you purchase your Contract, the Earnings Protection Benefit is:

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus

- 40% of the Contract gain since the date that you purchased your Contract.

We determine any Contract gain by comparing your Contract Value on the date you purchase your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if a partial Surrender is greater than Contract gain we:

- Add the amount of the partial Surrender to the Contract Value on the date you purchase your Contract;

- Then we add any Premium Payments made after the date you purchase your Contract and before you made the partial Surrender;

- Next we subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender; and

- We subtract the sum of any prior adjustments for all prior partial Surrenders made after you purchased your Contract.

If that amount is greater than zero, the result becomes the amount of the adjustment for the partial Surrender.

We use the adjustment for partial Surrenders when we calculate the Contract gain by:

- Subtracting the Contract Value on the date you purchase your Contract and any subsequent Premium Payments from the Contract Value on the date we receive due proof of death;

- Then we add any adjustment for partial Surrenders to the result to determine the Contract gain.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date you purchased your Contract plus Premium Payments not previously withdrawn made after you purchased your Contract, excluding any Premium Payments made in the 12 months before the date of death or after death. We subtract any adjustments for partial Surrenders.

We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation.

If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to the Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time you purchased your Contract.

HERE IS AN EXAMPLE OF HOW THE MAV/EPB DEATH BENEFIT WORKS WITH THE STANDARD DEATH BENEFIT CHOICES.

Assume that:

-  You made a single Premium Payment of $100,000,

-  In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $110,000,

-  On the day we calculate the Death Benefit, your Contract Value was $115,000,

-  Your Maximum Anniversary Value was $150,000.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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Based on the assumptions above, this table shows how we would do the calculations:

  MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT      MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT
--------------------------------------------------------------  --------------------------------------------------------------
Asset Protection Death Benefit  $150,000                        Premium Protection Death        $115,000
(see Example above)                                             Benefit (see Example above)
--------------------------------------------------------------  --------------------------------------------------------------
The total Premium Payments you  $100,000 - $8,000 = $92,000     Your Maximum Anniversary        $150,000
have made to us minus an                                        Value; or
adjustment for any partial
Surrenders;
--------------------------------------------------------------  --------------------------------------------------------------

Your Maximum Anniversary        $150,000                        The Earnings Protection         Contract Value minus Contract
Value; or                                                       Benefit.                        Value on the date you
                                                                                                purchased your Contract
                                                                                                [$115,000 - $100,000 =
                                                                                                $15,000]
                                                                                                40% of Contract gain plus
                                                                                                Contract Value [$15,000 X 40%
                                                                                                = $6,000] + $115,000 =
                                                                                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------

The Earnings Protection         Contract Value minus Contract   Death Benefit Amount            Because the Maximum
Benefit                         Value on the date you                                           Anniversary Value was the
                                purchased your Contract                                         greatest of the three values
                                [$115,000 - $100,000 =                                          compared, the Death Benefit is
                                $15,000]                                                        $150,000
                                40% of Contract gain plus
                                Contract Value [$15,000 X 40%
                                = $6,000] + $115,000 =
                                $121,000]
--------------------------------------------------------------  --------------------------------------------------------------
Death Benefit Amount            Because the Maximum
                                Anniversary Value was the
                                greatest of the four values
                                compared, the Death Benefit is
                                $150,000
--------------------------------------------------------------  --------------------------------------------------------------

Before you purchase the MAV/EPB Death Benefit, you should also consider the following:

- If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

Your Contract states that as part of the Death Benefit calculation we deduct any Premium Payments we receive within 12 months of death or after death as part of the total Premium Payment calculation. If you purchase this Contract, we will waive that deduction when we calculate the Premium Protection Death Benefit or the MAV/EPB Death Benefit, except when we calculate the limitation of Contract gain for purposes of the MAV/EPB Death Benefit. We will also waive the deduction for purposes of the Asset Protection Death Benefit when we calculate the Asset Protection Death Benefit Maximum. Your Contract states that we exclude any Premium Payments that we receive within 12 months of death when we calculate the Asset Protection Death Benefit. We waive this exclusion for your initial Premium Payment if death occurs in the first Contract Year.

We impose a limit on total death benefits if:

The total death benefits are payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates, and

Aggregate Premium Payments total $5 million or more.

When the limit applies, total death benefits cannot exceed the greater of:

- The aggregate Premium Payments reduced by an adjustment for any Surrenders; or

- The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

- The aggregate Contract Value; plus

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

We calculate the adjustment to your aggregate Premium Payments for any Surrenders by reducing your aggregate Premium Payments on a dollar for dollar basis for any Surrenders within a Contract Year up to 10% of aggregate Premium Payments. After that, we reduce your aggregate Premium Payments proportionally based on the amount of any Surrenders that exceed 10% of aggregate Premium Payments divided by your aggregate Contract Value at the time of Surrender.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each Contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects either the MAV 70 Death Benefit or the MAV/EPB Death Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the effective date the optional Death Benefit was added to the Contract. This means we will use the date the Contract is continued with your spouse as Contract Owner as the effective date for calculating the optional Death Benefit. The percentage used for the MAV/EPB Death Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .            AND . . .                  AND . . .               THEN THE . . .
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving       The Annuitant is living    Joint Contract Owner
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Designated Beneficiary
                                joint Contract Owner       or deceased                receives the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Contract Owner                  There is no surviving      The Annuitant is living    Contract Owner's estate
                                joint Contract Owner and   or deceased                receives the Death
                                the Beneficiary                                       Benefit.
                                predeceases the Contract
                                Owner
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      There is no named          The Contract Owner
                                living                     Contingent Annuitant       becomes the Contingent
                                                                                      Annuitant and the
                                                                                      Contract continues. The
                                                                                      Contract Owner may waive
                                                                                      this presumption and
                                                                                      receive the Death
                                                                                      Benefit.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is      The Contingent Annuitant   Contingent Annuitant
                                living                     is living                  becomes the Annuitant,
                                                                                      and the Contract
                                                                                      continues.
---------------------------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is a    There is no named          The Contract Owner
                                trust or other             Contingent Annuitant       receives the Death
                                non-natural person                                    Benefit.
---------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .              AND . . .                     THEN THE . . .
----------------------------------------------------------------------------------------------
Contract Owner                  The Annuitant is living         Designated Beneficiary becomes
                                                                the Contract Owner.
----------------------------------------------------------------------------------------------
Annuitant                       The Contract Owner is living    Contract Owner receives the
                                                                payout at death, if any.
----------------------------------------------------------------------------------------------
Annuitant                       The Annuitant is also the       Designated Beneficiary
                                Contract Owner                  receives the payout at death,
                                                                if any.
----------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

- After a Surrender, your Contract Value must be equal to or greater than our then current minimum Contract Value that we establish according to our current policies and procedures. We may change the minimum Contract Value in our sole discretion, with notice to you. Our current minimum Contract Value is $500 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after a Surrender.

FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payment for a Period Certain Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must make the Surrender request during the Period Certain.

Hartford will deduct any applicable Contingent Deferred Sales Charges.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

- your tax withholding amount or percentage, if any, and

- your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program, or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are:
(a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age
59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

ANNUITY PAYOUTS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

- When do you want Annuity Payouts to begin?

- Which Annuity Payout Option do you want to use?

- How often do you want the Payee to receive Annuity Payouts?

- What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?

Please check with your financial adviser to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. You may choose to begin receiving a variable dollar amount Annuity Payout at any time. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus all Annuity Payouts already made. This option is only available for fixed dollar amount Annuity Payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

- Remain the same at 100%, or

- Decrease to 66.67%, or

- Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

THE HARTFORD'S PRINCIPAL FIRST PREFERRED PAYOUT OPTION

If you elect The Hartford's Principal First Preferred and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Preferred Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

- monthly,

- quarterly,

- semi-annually, or

- annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity

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Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate set by us.

You may not choose a fixed dollar amount Annuity Payout if you purchase your Contract in Oregon or Pennsylvania.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

- the Annuity Payout Option chosen,

- the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles, and

- the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUT -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet you income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

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OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.

INVESTEASE PROGRAM -- InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers static model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.

ASSET REBALANCING -- Asset Rebalancing is another type of asset allocation program in which you customize your Sub-Accounts to meet your investment needs. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can only participate in one model at a time.

DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately

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controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours. The securities will be sold by individuals who represent us as insurance agents and who are Registered Representatives of Broker-Dealers that have entered into distribution agreements with HSD.

Upfront commissions paid by Hartford will not be more than 7% of Premium Payments. Trail commissions will not be more than 1% of Contract Value. From time to time Hartford may also pay or permit other promotional incentives, in cash or credit or other compensation.

ADDITIONAL COMPENSATION TO BROKER-DEALERS, FINANCIAL INSTITUTIONS AND OTHER PERSONS ("FINANCIAL INTERMEDIARIES") -- In addition to the commissions (which may be paid or reallowed to Financial Intermediaries from an applicable sales charge and/or advanced to Financial Intermediaries) and 12b-1 fees, the distributor or its affiliates pay, out of their own assets, significant additional compensation ("Additional Payments") to Financial Intermediaries (who may or may not be affiliates of the distributor) in connection with the sale and distribution of the variable annuity contracts ("Contracts") based on a number of factors. This additional compensation is not paid directly by you.

With the exception of certain compensation arrangements discussed herein, and "Negotiated Additional Amounts" defined below, these Additional Payments, which are generally based on average net assets (or on aged assets I.E., assets held over one year) and on sales of the Contracts attributable to a particular Financial Intermediary, may, but are normally not expected to, exceed, in the aggregate 0.12% of the average net assets of the Contracts attributable to a particular Financial Intermediary. A listing of Financial Intermediaries to whom the distributor makes such Additional Payments is provided below. Separate Additional Payments may also be made in connection with the sale and distribution of the Contracts in such forms as, among others, "due diligence" payments and "marketing support" fees ("Negotiated Additional Amounts"), as discussed in greater detail below. With the exception of certain Negotiated Additional Amounts specifically discussed herein, payments of Negotiated Additional Amounts did not exceed $12 million per Financial Intermediary for the calendar year ended December 31, 2004. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one Contract over another Contract. Please consult your Financial Intermediary for more information.

DISTRIBUTION ARRANGEMENTS -- Contracts issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (collectively "Hartford Life") are continuously offered and sold by selected broker-dealers who have selling agreements with Hartford Life. Except as discussed below, Hartford Life bears all the expenses of providing services pursuant to Contracts including the payment of the expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature.

In addition to the commissions described herein, Hartford Life and its affiliates pay, out of their own assets, Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts. Certain Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses. Such Additional Payments are generally made for the placement of the Contracts on a Financial Intermediary's list of annuity products available for purchase by its customers. Separate Additional Payments may take the form of, among others: (1) "due diligence" payments for a Financial Intermediary's examination of the annuity products and payments for providing training and information relating to the annuity product and (2) "marketing support" fees for providing assistance in promoting the sale of the annuity product. (Negotiated Additional Amounts). Subject to NASD regulations, Hartford Life and its affiliates may contribute Negotiated Additional Amounts to various non-cash and cash incentive arrangements to promote the sale of the Contracts, as well as sponsor various annuity product educational programs, sales contests and/or promotions in which Financial Intermediaries that participate may receive prizes such as travel awards, merchandise and cash and/or investment research pertaining to particular securities and other financial instruments or to the securities and financial markets generally, educational information and related support materials and hardware and/or software. Hartford Life and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Financial Intermediaries and their salespersons and guests in connection with education, sales and promotional programs, subject to applicable NASD regulations. These programs, which may be different for different Financial Intermediaries, will not change the price an investor will pay for the Contracts or the amount that a registered representative will receive from such sale. These Additional Payments and Negotiated Additional Amounts may, in some cases, act as a financial incentive for a Financial Intermediary to recommend the purchase of one annuity product over another annuity product. Please consult your Financial Intermediary for more information.

As of December 31, 2004 Hartford Life has entered into arrangements to make Additional Payments that are generally based on average net assets (or on aged assets) attributable to a particular Financial Intermediary, on sales of the Contracts attributable to a particular Financial Intermediary, and/or on reimbursement of related sales expenses to A.G. Edwards & Sons, Inc., Advest, Inc., AIG Advisors Group, AMSouth Investment Services, Inc., Bancwest Investment Services, Inc., Cadaret Grant & Co., Inc., Capital Analyst Inc., Capital Investment Group, Inc., Centaurus Financial, Inc., Citigroup Global Markets, Inc., Comerica Securities, Commonwealth Financial Network, Compass Brokerage, Inc., Cuso Financial Services, L.P., Duerr Financial Corporation, Edward D. Jones & Co., L.P., FFP Securities, Inc., Fifth Third Securities, First Citizens Investor Services, First Tennessee Brokerage, Inc., Frost Brokerage Services, Inc.,

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Harbour Investments, Inc., Heim & Young Securities, The Huntington Investment
Company, Infinex Financial Group, ING Advisors Network, Investacorp, Inc., Investment Professionals, Inc., James T. Borello & Co., Jefferson Pilot Securities Corporation, J.J.B. Hilliard, W.L. Lyons, Inc., Legg Mason Wood Walker, Incorporated, Lincoln Financial, Linsco/Private Ledger Corp., M&T Securities, Merrill Lynch Pierce Fenner & Smith, First Montauk Securities Corp., Morgan Keegan & Company, Inc., Morgan Stanley & Co., Incorporated, Mutual Service Corporation, National Planning Holding, NEXT Financial Group, Inc., NFP Securities, Inc., Parker/Hunter Incorporated, Pension Planners, PFIC Securities Corporation, Piper Jaffray & Co., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James Financial Services, RBC Dain Rauscher Inc., Securities America, Inc., Sigma Financial Corporation, Southtrust Securities, Inc., Stifel Nicolaus & Company, Incorporated, TFS Securities, Inc., The Investment Center, Inc., Triad Advisors, Inc., UBS Financial Services, Inc., Uvest Financial Services Group Inc., Wachovia Securities, LLC., Walnut Street Securities, Inc., Wells Fargo Brokerage Services, L.L.C., WM Financial Services, Inc., Woodbury Financial Services, Inc., XCU Capital Corporation, Inc. Hartford Life may enter into arrangements with other Financial Intermediaries to make such Additional Payments. Separate Additional Payments in the form of Negotiated Additional Amounts may also be made to the above-listed Financial Intermediaries and to other Financial Intermediaries.

The Additional Payments to Financial Intermediaries in connection with the sale and distribution of the Contracts are negotiated based on a range of qualitative factors, including, but not limited to, access and opportunity to provide product education and training, assistance with the development and implementation of joint marketing and business plans, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and quality of service. No one factor is determinative of the type or amount of Additional Payments to be provided and factors are weighed in the assessment of such determination.

For the fiscal year ended December 31, 2004, Hartford Life or its affiliates paid approximately $50 million in total Additional Payments, including Negotiated Additional Amounts to Financial Intermediaries.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a Registered Representative. In such case, Hartford will credit the Contract with an additional 5.0% of the Premium Payment. This additional percentage of Premium Payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Hartford; and (2) employees and Registered Representatives (and their families) of registered broker-dealers (or their financial institutions) that have a sales agreement with Hartford and its principal underwriter to sell the Contracts.

LEGAL MATTERS

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

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In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life and Annuity Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: 1-800-862-6668 (Contract Owners)
         1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

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B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to the Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

  1. NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under
Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "owner" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of an "owner." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "owner." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

  2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract value (determined without regard to surrender charges) is an appropriate measure. However, the IRS could take the position that the value should be the current Contract value (determined without regard to surrender charges) increased by some measure of the value of certain future benefits.

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of

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    the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

 vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(11) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions:

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3. Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary). In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits.

    5. Distributions made under certain annuities issued in connection with structured settlement agreements.

    6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

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If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant

    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

    1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

    2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

    3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements

    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary

    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

    g. ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered intofor tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

    h. PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion
Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

  3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

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The Treasury Department's diversification regulations under Code Section 817(h)
require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

  4. TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married

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      claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is
(1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.
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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------
GENERAL INFORMATION
--------------------------------------------------------
    Safekeeping of Assets
--------------------------------------------------------
    Experts
--------------------------------------------------------
    Non-Participating
--------------------------------------------------------
    Misstatement of Age or Sex
--------------------------------------------------------
    Principal Underwriter
--------------------------------------------------------
PERFORMANCE RELATED INFORMATION
--------------------------------------------------------
    Total Return for all Sub-Accounts
--------------------------------------------------------
    Yield for Sub-Accounts
--------------------------------------------------------
    Money Market Sub-Accounts
--------------------------------------------------------
    Additional Materials
--------------------------------------------------------
    Performance Comparisons
--------------------------------------------------------
ACCUMULATION UNIT VALUES
--------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts may offer death benefits that may exceed the greater of the amounts paid for the Contract or the Contract's cash value. Owners who intend to use the Contract in connection with tax-qualified retirement plans should consider the income tax effects that such a death benefit may have on the plan.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions." Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate, the time when distributions must commence, and the form in which distributions must be paid. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice. If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to the participants.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. In general, total contributions may not exceed the lesser of (1) 100% of the participant's compensation, and (2) $40,000 (adjusted for increases in cost-of-living). The maximum elective deferral amount is equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The limitation on elective deferrals may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon severance from employment;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

If the death benefit under the Contract can exceed the greater of the amount paid for the Contract and the Contract's cash value, it is possible that the IRS would characterize such death benefit as an "incidental death benefit." If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a section 403(b) arrangement.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- Certain governmental employers or tax-exempt employers other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt

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employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $14,000 for 2005 and $15,000 for 2006 and thereafter, indexed. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, the contribution limitation may be increased to allow certain "catch-up" contributions for individuals who have attained age 50.

All of the assets and income of an eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, certain custodial accounts and annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under an eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan to a participant or beneficiary are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- has a severance from employment as defined in the Code (including death of the participating employee), or

- suffers an unforeseeable financial emergency as defined in the Code.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408

TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA.
Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. See Section 6 below for a discussion of rollovers involving IRAs.

SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA, SIMPLE IRA or Simplified Employee Pension under
Section 408(k) of the Code may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.

5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS Section 72 (t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distribution that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary. In determining whether a payment stream designed to satisfy this exception qualifies, it is possible that the IRS could take the position that the entire interest in the Contract should include not only the current Contract value, but also some measure of the value of certain future benefits;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

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In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary (as defined in the Code), or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the entire value of all benefits provided under a Contract as of the close of business on the last day of the previous calendar year. The death benefit and any optional benefits purchased under the Contract may affect the amount of the minimum required distribution that must be taken. In addition, minimum distribution incidental benefit rules may require a larger annual distribution. Required minimum distributions also can be made in the form of annuity payments if the payment structure satisfies certain rules set forth in Income Tax Regulations.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The minimum distribution requirements apply to Roth IRAs after the Contract owner dies, but not while the Contract owner is alive. In addition, if the owner of a Traditional or Roth IRA dies and the Contract owner's spouse is the sole designated beneficiary, the surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

In 2002 and in 2004, the Internal Revenue Service issued final and temporary regulations in the Federal Register relating to minimum required distributions. Please consult with your tax or legal adviser with any questions regarding the new regulations.

(c) WITHHOLDING We are generally required to withhold federal income tax from the taxable portion of each distribution made under a Contract. The federal income tax withholding requirements, including the rate at which withholding applies, depend on whether a distribution is or is not an eligible rollover distribution.

Federal income tax withholding from the taxable portion of distributions that are not eligible rollover distributions is required unless the payee is eligible to, and does in fact, elect not to have income tax withheld by filing an election with us. Where the payee does not elect out of withholding, the rate of income tax to be withheld depends on whether the distribution is nonperiodic or periodic. Regardless of whether an election is made not to have federal income taxes withheld, the recipient is still liable for payment of federal income tax on the taxable portion of the distribution.

For periodic payments, federal income tax will be withheld from the taxable portion of the distribution by treating the payment as wages under IRS wage withholding tables, using the marital status and number of withholding allowances elected by the payee on an IRS Form W-4P, or acceptable substitute, filed us. Where the payee has not filed a Form W-4P, or acceptable substitute, with us, the payee will be treated as married claiming three withholding allowances. Special rules apply where the payee has not provided us with a proper taxpayer identification number or where the payments are sent outside the United States or U.S. possessions.

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For nonperiodic distributions, where a payee has not elected out of withholding, income tax will be withheld at a rate of 10 percent from the taxable portion of the distribution.

Federal income tax withholding is required at a rate of 20 percent from the taxable portion of any distribution that is an eligible rollover distribution to the extent it is not directly rolled over to an eligible recipient plan. Payees cannot elect out of income tax withholding with respect to such distributions.

Also, special withholding rules apply with respect to distributions from non-governmental section 457(b) plans, and to distributions made to individuals who are neither citizens or resident aliens of the United States.

6. ROLLOVER DISTRIBUTIONS -- Under present federal tax law, "eligible rollover distributions" from qualified retirement plans under section 401(a) of the Code, qualified annuities under section 403(a) of the Code, section 403(b) arrangements, and governmental 457(b) plans generally can be rolled over tax-free within 60 days to any of such plans or arrangements that accept such rollovers. Similarly, distributions from an IRA generally are permitted to be rolled over tax-free within 60 days to a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan. After tax contributions may be rolled over from a qualified plan, qualified annuity or governmental 457 plan into another qualified plan or an IRA. In the case of such a rollover of after tax contributions, the rollover is permitted to be accomplished only through a direct rollover. In addition, a qualified plan is not permitted to accept rollovers of after tax contributions unless the plan provides separate accounting for such contributions (and earnings thereon). Similar rules apply for purposes of rolling over after tax contributions from a section 403(b) arrangement. After tax contributions (including nondeductible contributions to an IRA) are not permitted to be rolled over from an IRA into a qualified plan, qualified annuity, section 403(b) arrangement, or governmental 457(b) plan.

For this purpose, an eligible rollover distribution is generally a distribution to an employee of all or any portion of the balance to the credit of the employee in a qualified trust under section 401(a) of the Code, qualified annuity under section 403(a) of the Code, a 403(b) arrangement or a governmental 457(b) plan. However, an eligible rollover distribution does not include: any distribution which is one of a series of substantially equal periodic payments (not less frequently than annually) made (1) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and the employee's designated beneficiary, or (2) for a specified period of 10 years or more; any distribution to the extent it is a required minimum distribution amount (discussed above); or any distribution which is made upon hardship of the employee.

Separate accounting is required on amounts rolled from plans described under Code sections 401, 403(b) or 408(IRA), when those amounts are rolled into plans described under section 457(b) sponsored by governmental employers. These amounts, when distributed from the governmental 457(b) plan, will be subject to the 10% early withdrawal tax applicable to distributions from plans described under sections 401, 403(b) or 408(IRA), respectively.

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000
  - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

- Your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403 - $8,000 = $109,403].

- Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117,403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

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EXAMPLE 2

Assume that:

- You purchased your Contract with the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 -(50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) =.64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

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PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

- You made an initial Premium Payment of $100,000,

- In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 -(50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

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MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT
To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN
Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP
To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE
The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT
In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

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EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

- Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

- Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

- plus Premium Payments made since that date ($0),

- minus Premium Payments made in the 12 months prior to death ($0),

- minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

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MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000,

- Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                              63
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

MAV 70 DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV 70 Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your partial Surrender was $109,273,

- On the day we calculate the Death Benefit, your Contract Value was $117,403,

- Your Maximum Anniversary Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of Premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

DEATH BENEFIT AMOUNT:

In this situation the Death Benefit amount is the Asset Protection Death Benefit amount of $117,403, which is the greatest of the three values compared.

EXAMPLE 2

Assume that:

- You elected the MAV 70 Death Benefit when you purchased your Contract,

- You made a single Premium Payment of $100,000,

- In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your partial Surrender was $150,000,

- Your Maximum Anniversary Value is $140,000,

- On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium is $10,000. Maximum Anniversary Value adjusted for dollar for dollar partial Surrenders is $130,000. Remaining partial Surrender is $50,000; this amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before partial Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000.
THE RESULT IS AN ADJUSTED MAXIMUM ANNIVERSARY VALUE OF $83,571.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $120,000 (See Example 2 under Asset Protection Death Benefit for details of this calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $57,857 (See Example 2 under Asset Protection Death Benefit for details of this calculation.)

DEATH BENEFIT AMOUNT:

In this situation, the Death Benefit amount is the Asset Protection Death Benefit amount of $120,000, which is the greatest of the three values compared.

64
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                              65
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX IV -- THE HARTFORD'S PRINCIPAL FIRST PREFERRED EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST PREFERRED WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

- Your Benefit Amount is $100,000, which is your initial Premium Payment.

- Your Benefit Payment is $5,000, which is 5% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $7,500, which is your prior Benefit Payment ($5,000) plus 5% of your additional Premium Payment ($2,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $95,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($5,000).

- Your Benefit Payment for the next year remains $5,000, because you did not take more than your maximum Benefit Payment ($5,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $5,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 5% of the greater of your New Contract Value and New Benefit Amount, which is $4,500.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($5,000) to 5% of the New Benefit Amount ($1,500). Your Benefit Payment becomes the lower of those two values, or $1,500.

66
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX V -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.

There is no information for AIM V.I. Core Equity Fund, AIM V.I. Large Cap Growth Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, MFS Research Series, MFS Research Bond Series and MFS Research International Series Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operations.

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.127  $  1.103
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243  $  1.127
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              662       216
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.121  $  1.097
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.234  $  1.121
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              312       277
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.135        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.211        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,507        --
------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.187  $  1.112
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.301  $  1.187
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,739     1,547
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.181  $  1.106
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.291  $  1.181
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,916     1,690
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.268        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,833        --
------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  1.036
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.107  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,034       319
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.066  $  1.031
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.099  $  1.066
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              418       397
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.064        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.079        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,943        --
------------------------------------------------------------------

                                                                              67
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.198  $  1.163
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.260  $  1.198
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              630       268
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.192  $  1.157
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.251  $  1.192
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              353       400
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.196        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.228        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,509        --
------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.170  $  1.159
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.250  $  1.170
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              711       447
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.164  $  1.154
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.241  $  1.164
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              144       121
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.187        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.218        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,232        --
------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.079  $  1.067
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.092  $  1.079
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,436     1,425
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.061
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.084  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,680     3,873
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.064        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           26,008        --
------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.167  $  1.094
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.428  $  1.167
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              504        43
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.161  $  1.088
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.418  $  1.161
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               87        46
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.392        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,002        --
------------------------------------------------------------------

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                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.271  $  1.222
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.427  $  1.271
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,972     1,441
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.264  $  1.216
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.417  $  1.264
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,518     2,208
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.271        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.391        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,936        --
------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.992  $  0.954
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.035  $  0.992
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,585       688
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.987  $  0.950
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.028  $  0.987
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              821       486
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.984        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.009        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,406        --
------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.790  $ 10.288
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.647  $ 10.790
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               42         1
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.786  $ 10.287
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.619  $ 10.786
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                                7        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.054        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.535        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              190        --
------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   11.220  $ 10.738
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.993  $ 11.220
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,097       808
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.277  $  9.839
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.963  $ 10.277
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,351     2,288
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.151        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.694        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,923        --
------------------------------------------------------------------

                                                                              69
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.921  $  0.873
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.997  $  0.921
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           25,004     7,529
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.916  $  0.868
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.989  $  0.916
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           15,747    15,040
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.919        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.970        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           32,185        --
------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.943  $ 12.660
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.499  $ 12.943
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,368       343
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.648  $ 12.376
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.166  $ 12.648
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,087     1,196
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.500        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.843        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,523        --
------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.496  $  9.870
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.752  $ 10.496
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              882       238
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.551  $  9.925
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.790  $ 10.551
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              761       736
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.499        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.501        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              924        --
------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   11.057  $ 10.719
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.187  $ 11.057
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              438       102
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.704  $ 11.349
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.930  $ 11.704
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              371       384
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.953        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.588        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              773        --
------------------------------------------------------------------

70
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.810  $ 10.452
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.997  $ 10.810
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,937     1,622
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.389  $ 10.048
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.508  $ 10.389
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,071     4,159
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.443        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.225        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,695        --
------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.143  $ 11.523
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.223  $ 12.143
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,476     1,524
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.784  $ 10.237
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.720  $ 10.784
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,305     5,423
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.801        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.432        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,516        --
------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    9.407  $  8.782
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.074  $  9.407
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,396       250
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    9.874  $  9.221
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.600  $  9.874
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,080     1,048
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    9.882        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.316        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,231        --
------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.766  $ 12.022
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.962  $ 12.766
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              212        51
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.024  $ 11.326
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.064  $ 12.024
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              207       200
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.966        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.719        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              412        --
------------------------------------------------------------------

                                                                              71
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.022  $ 11.294
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.504  $ 12.022
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,089       413
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.976  $ 11.255
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.426  $ 11.976
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              408       239
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.007        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.217        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,107        --
------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.388  $  9.922
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.061  $ 10.388
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              421        42
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.348  $  9.887
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.997  $ 10.348
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               48        14
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.430        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.826        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              939        --
------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.103  $ 11.813
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.254  $ 12.103
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,108       199
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.087  $ 11.800
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.210  $ 12.087
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              142        73
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.174        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.078        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,050        --
------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.616  $ 10.352
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.675  $ 10.616
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              414       145
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.061  $ 10.789
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.141  $ 11.061
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              567       640
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.202        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.842        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              838        --
------------------------------------------------------------------

72
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   13.687  $ 13.164
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.856  $ 13.687
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              627       174
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   13.278  $ 12.774
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.383  $ 13.278
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              448       429
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   13.157        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.030        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,249        --
------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.081  $  1.082
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.077  $  1.081
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,047     1,569
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.078  $  1.079
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.071  $  1.078
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,013     4,404
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.056        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.045        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,273        --
------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    8.113  $  7.768
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.002  $  8.113
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               63        37
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    7.577  $  7.257
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.390  $  7.577
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              311       408
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.631        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.184        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               75        --
------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    6.791  $  6.687
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.568  $  6.791
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               63        18
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    6.680  $  6.580
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.430  $  6.680
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              420       490
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    6.755        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.248        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              168        --
------------------------------------------------------------------

                                                                              73
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.792  $  9.998
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.593  $ 10.792
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               32         5
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.267  $  9.515
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.957  $ 10.267
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               47        41
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.243        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.663        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               58        --
------------------------------------------------------------------
MFS HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   11.238  $ 10.890
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.102  $ 11.238
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              331       131
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.881  $ 10.547
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.694  $ 10.881
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              307       313
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.766        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.407        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              514        --
------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    7.527  $  7.404
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.108  $  7.527
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              117        73
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    7.161  $  7.047
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.699  $  7.161
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              811       905
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.184        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.510        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              188        --
------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    8.581  $  8.158
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.428  $  8.581
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              796        65
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    7.581  $  7.209
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.312  $  7.581
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              917     1,007
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.521        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.108        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,074        --
------------------------------------------------------------------

74
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    5.266  $  5.201
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.952  $  5.266
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              426       162
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    5.220  $  5.157
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.888  $  5.220
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              421       436
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.384        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.758        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              861        --
------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.498  $ 12.696
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.135  $ 12.498
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              370        54
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.458  $ 11.642
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.017  $ 11.458
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              188       193
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.875        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.722        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              909        --
------------------------------------------------------------------
MFS TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.621  $ 12.067
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.861  $ 12.621
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,549       357
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.688  $ 11.179
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.812  $ 11.688
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,061     1,100
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.620        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.497        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,232        --
------------------------------------------------------------------
MFS VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.242  $ 11.391
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.912  $ 12.242
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              135        43
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.226  $ 11.379
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.865  $ 12.226
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               10         6
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.302        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.727        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              284        --
------------------------------------------------------------------

                                                                              75
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.431  $ 11.607
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.496  $ 12.431
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              239        58
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.415  $ 11.595
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.448  $ 12.415
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               17        12
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.521        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.304        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              453        --
------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   13.764  $ 12.942
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   15.295  $ 13.764
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,145       260
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.309  $ 11.577
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.651  $ 12.309
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              817       799
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.204        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.316        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,935        --
------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.067  $ 11.111
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.862  $ 12.067
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              219        48
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.410  $  9.588
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.796  $ 10.410
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              168       152
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.512        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.481        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              233        --
------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    9.523  $  8.912
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.136  $  9.523
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,328       105
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    9.089  $  8.508
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.607  $  9.089
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              217       165
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    9.107        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.347        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,813        --
------------------------------------------------------------------

76
                                     HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   11.552  $ 10.707
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.223  $ 11.552
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              849       167
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.757  $  9.974
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.289  $ 10.757
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              330       305
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.763        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.987        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,923        --
------------------------------------------------------------------

 (a)  Inception date January 30, 2004.

 (b)  Inception date November 1, 2004.

To obtain a Statement of Additional Information, please complete the form below and mail to:

      Hartford Life and Annuity Insurance Company
      Attn: Investment Product Services
      P.O. Box 5085
      Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Series I and Series IR of Hartford Leaders Epic variable annuity to me at the following address:

---------------------------------------------------
                                      Name

----------------------------------------------------------------
                                    Address

----------------------------------------------------------------
   City/State                                                        Zip Code

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN
                SERIES I AND SERIES IR OF HARTFORD LEADERS EPIC

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Hartford Life and Annuity Insurance Company, Attn: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.

Date of Prospectus: May 2, 2005
Date of Statement of Additional Information: May 2, 2005

TABLE OF CONTENTS

GENERAL INFORMATION                                                2
----------------------------------------------------------------------
    Safekeeping of Assets                                          2
----------------------------------------------------------------------
    Experts                                                        2
----------------------------------------------------------------------
    Non-Participating                                              2
----------------------------------------------------------------------
    Misstatement of Age or Sex                                     2
----------------------------------------------------------------------
    Principal Underwriter                                          2
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                    2
----------------------------------------------------------------------
    Total Return for all Sub-Accounts                              2
----------------------------------------------------------------------
    Yield for Sub-Accounts                                         3
----------------------------------------------------------------------
    Money Market Sub-Accounts                                      3
----------------------------------------------------------------------
    Additional Materials                                           3
----------------------------------------------------------------------
    Performance Comparisons                                        4
----------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                           5
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                            SA-1
----------------------------------------------------------------------

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2004: $353,383,271; 2003: $357,467,609; and 2002: $193,193,492.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

The formula Hartford uses to calculate standardized total return is P(1+T)TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period. This figure reflects deductions for the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate yield is: YIELD = 2[(a-b/cd +1)TO THE POWER OF 6 -1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

A money market fund Sub-Account may advertise yield and effective yield. Yield and effective yield figures reflect the deductions for the Contract, which include the mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR X (365/7), where BPR = (A-B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Hartford may also compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance, such as:

- The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") is a stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States, most of which are traded on the New York Stock Exchange. Stocks in the S&P 500 are weighted according to their market capitalization (the number of shares outstanding multiplied by the stock's current price).

- The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on The Nasdaq Stock Market. The Index is market-value weighted. This means that each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. The Nasdaq Composite includes over 5,000 companies. On February 5, 1971, the Nasdaq Composite Index began with a base of 100.00.

- The Morgan Stanley Capital International EAFE Index (the "EAFE Index") of major markets in Europe, Australia and the Far East is a benchmark of international stock performance. The EAFE Index is "capitalization weighted," which means that a company whose securities have a high market value will contribute proportionately more to the EAFE Index's performance results than a company whose securities have a lower market value.

- The Lehman Brothers High Yield Corporate Index is a broad-based market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the SEC.

- The Lehman Brothers Government/Corporate Bond Index is a broad based unmanaged, market-value-weighted index of all debt obligations of the U.S. Treasury and U.S. Government agencies (excluding mortgage-backed securities) and all publicly-issued fixed-rate, nonconvertible, investment grade domestic corporate debt.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

There is no information for AIM V.I. Core Equity Fund, AIM V.I. Large Cap Growth Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, MFS Research Series, MFS Research Bond Series and MFS Research International Series Sub-Accounts because as of December 31, 2004, the Sub-Accounts had not commenced operations.

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. AGGRESSIVE GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.127  $  1.103
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243  $  1.127
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              662       216
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.121  $  1.097
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.234  $  1.121
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              312       277
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.140        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.234        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              312        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.118  $  1.095
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.230  $  1.118
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,966     1,595
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.117  $  1.094
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.228  $  1.117
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,276     3,602
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.133        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.226        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,095        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.129        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.222        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,448        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.142        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.222        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,448        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.112  $  1.089
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.220  $  1.112
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              982     1,026
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.109  $  1.087
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.216  $  1.109
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,575     4,744
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.136        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.214        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            9,692        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.135        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.211        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,507        --
------------------------------------------------------------------

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.187  $  1.112
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.301  $  1.187
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,739     1,547
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.181  $  1.106
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.291  $  1.181
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,916     1,690
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.190        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.291        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,916        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.178  $  1.104
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.287  $  1.178
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           13,222    11,005
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.176  $  1.103
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.285  $  1.176
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           30,328    25,644
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.183        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.283        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,819        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.179        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.278        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           12,119        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.188        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.278        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           12,119        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.171  $  1.098
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.276  $  1.171
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,099     4,951
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.168  $  1.096
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.272  $  1.168
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           28,262    24,695
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.183        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.270        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           54,232        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.268        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,833        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. BLUE CHIP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.072  $  1.036
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.107  $  1.072
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,034       319
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.066  $  1.031
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.099  $  1.066
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              418       397
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.033        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.099        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              418        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.064  $  1.029
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.095  $  1.064
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,846     2,823
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.062  $  1.028
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.093  $  1.062
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,336     5,557
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.027        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.091        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,014        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.023        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.088        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,205        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.070        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.088        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,205        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.058  $  1.024
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.086  $  1.058
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,161     1,128
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.055  $  1.021
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.083  $  1.055
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,397     6,008
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.065        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.081        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,652        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.064        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.079        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,943        --
------------------------------------------------------------------

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.198  $  1.163
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.260  $  1.198
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              630       268
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.192  $  1.157
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.251  $  1.192
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              353       400
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.167        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.251        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              353        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.189  $  1.155
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.247  $  1.189
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,355     2,010
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.187  $  1.154
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.245  $  1.187
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,435     3,869
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.160        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.243        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,219        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.156        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.239        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,461        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.203        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.239        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,461        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.182  $  1.149
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.237  $  1.182
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              889       934
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.179  $  1.146
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.233  $  1.179
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,875     4,862
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.197        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.231        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,872        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.196        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.228        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,509        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.170  $  1.159
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.250  $  1.170
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              711       447
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.164  $  1.154
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.241  $  1.164
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              144       121
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.134        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.241        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              144        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.161  $  1.151
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.237  $  1.161
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,636     1,408
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.160  $  1.150
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.235  $  1.160
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,378     3,221
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.127        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.233        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              816        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.123        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.229        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,314        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.194        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.229        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,314        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.155  $  1.145
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.227  $  1.155
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              666       683
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.152  $  1.143
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.223  $  1.152
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,152     3,031
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.189        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.221        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,119        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.187        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.218        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,232        --
------------------------------------------------------------------

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. GOVERNMENT SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.079  $  1.067
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.092  $  1.079
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,436     1,425
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.061
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.084  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,680     3,873
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.085        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.084        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,680        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.071  $  1.059
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.080  $  1.071
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           22,799    20,695
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.070  $  1.058
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.079  $  1.070
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           44,900    31,448
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.078        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.077        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           17,892        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.075        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.073        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           27,054        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.070        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.073        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           27,054        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.065  $  1.053
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.072  $  1.065
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,318     5,543
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.062  $  1.051
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.068  $  1.062
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           34,941    34,186
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.065        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.066        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           64,271        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.064        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           26,008        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.167  $  1.094
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.428  $  1.167
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              504        43
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.161  $  1.088
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.418  $  1.161
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               87        46
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.283        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.418        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               87        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.159  $  1.086
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.413  $  1.159
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,133       342
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.157  $  1.085
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.411  $  1.157
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,059     1,233
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.275        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.409        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              987        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.271        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.404        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,528        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.188        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.404        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,528        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.152  $  1.080
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.402  $  1.152
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              607       575
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.149  $  1.078
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.397  $  1.149
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,991     1,318
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.182        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.395        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,253        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.181        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.392        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,002        --
------------------------------------------------------------------

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.271  $  1.222
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.427  $  1.271
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,972     1,441
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.264  $  1.216
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.417  $  1.264
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,518     2,208
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.333        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.417        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,518        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.261  $  1.213
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.412  $  1.261
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           14,319    11,083
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.260  $  1.212
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.410  $  1.260
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           26,952    19,586
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.324        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.407        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           14,939        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.320        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.403        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,541        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.278        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.403        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,541        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.254  $  1.207
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.400  $  1.254
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,562     4,235
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.251  $  1.204
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.396  $  1.251
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           26,309    22,447
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.272        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.394        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           61,225        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.271        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.391        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,936        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. PREMIER EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.992  $  0.954
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.035  $  0.992
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,585       688
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.987  $  0.950
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.028  $  0.987
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              821       486
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.961        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.028        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              821        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.984  $  0.948
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.024  $  0.984
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,091     4,374
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.983  $  0.947
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.022  $  0.983
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           24,681    10,804
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.955        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.021        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,655        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.952        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.017        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,488        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.989        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.017        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,488        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.979  $  0.943
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.016  $  0.979
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,234     1,597
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.977  $  0.941
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.012  $  0.977
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,756    14,142
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.985        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.011        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           32,599        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.984        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.009        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,406        --
------------------------------------------------------------------

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.790  $ 10.288
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.647  $ 10.790
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               42         1
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.786  $ 10.287
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.619  $ 10.786
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                                7        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.731        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.619        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                                7        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.783  $ 10.286
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.605  $ 10.783
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               78         6
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.782  $ 10.286
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.598  $ 10.782
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              167        27
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.709        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.591        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               26        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.697        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.577        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              207        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.064        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.577        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              207        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.778  $ 10.285
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.570  $ 10.778
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               10        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.775  $ 10.284
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.556  $ 10.775
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              141        19
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.058        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.549        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              296        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.054        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.535        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              190        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   11.220  $ 10.738
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.993  $ 11.220
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,097       808
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.277  $  9.839
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.963  $ 10.277
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,351     2,288
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.533        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.963        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,351        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.231  $  9.796
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.903  $ 10.231
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,007     8,151
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.467  $ 10.023
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.149  $ 10.467
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           15,320    11,328
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.454        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.878        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,644        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.648        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.078        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,921        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.487        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.078        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,921        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.406  $  9.967
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.062  $ 10.406
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,133     2,018
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.107  $  9.682
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.733  $ 10.107
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            9,961     8,216
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.424        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.992        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           23,147        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.151        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.694        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,923        --
------------------------------------------------------------------

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
  GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    0.921  $  0.873
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.997  $  0.921
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           25,004     7,529
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.916  $  0.868
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.989  $  0.916
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           15,747    15,040
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.929        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.989        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           15,747        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    0.913  $  0.866
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.986  $  0.913
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           75,252    57,297
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.912  $  0.865
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.984  $  0.912
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                          122,339    94,254
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.922        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.982        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           94,254        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    0.919        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.979        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           51,922        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.925        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.979        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           51,922        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.908  $  0.861
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.977  $  0.908
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           22,690    21,564
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.905  $  0.859
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.974  $  0.905
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           90,105    77,474
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.920        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.972        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                          240,211        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    0.919        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.970        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           32,185        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.943  $ 12.660
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.499  $ 12.943
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,368       343
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.648  $ 12.376
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.166  $ 12.648
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,087     1,196
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   13.061        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.166        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,087        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.592  $ 12.322
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.094  $ 12.592
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,390     6,217
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.155  $ 11.896
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.633  $ 12.155
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            9,533     8,410
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.964        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.063        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,454        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.459        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.553        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,658        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.184        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.553        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,658        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.084  $ 11.830
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.534  $ 12.084
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,570     1,729
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.439  $ 12.179
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.890  $ 12.439
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,542     5,817
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.112        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.455        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           13,128        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.500        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.843        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,523        --
------------------------------------------------------------------

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.496  $  9.870
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.752  $ 10.496
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              882       238
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.551  $  9.925
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.790  $ 10.551
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              761       736
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.942        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.790        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              761        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.504  $  9.882
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.725  $ 10.504
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,089     2,483
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.184  $  7.701
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.132  $  8.184
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,064     3,677
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.860        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.698        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,263        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    8.425        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.074        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,617        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.260        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.074        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,617        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.137  $  7.658
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.060  $  8.137
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,008       991
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.376  $  9.768
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.543  $ 10.376
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,435     1,976
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.211        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.003        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,807        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.499        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.501        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              924        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
  CAPITALIZATION FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   11.057  $ 10.719
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.187  $ 11.057
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              438       102
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.704  $ 11.349
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.930  $ 11.704
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              371       384
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.513        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.930        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              371        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.651  $ 11.300
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.853  $ 11.651
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,361     1,011
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.636  $  8.376
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.263  $  8.636
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,520     1,829
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.419        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.821        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,002        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    9.165        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.198        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,580        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.946        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.198        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,580        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.585  $  8.330
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.183  $  8.585
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              550       486
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.509  $ 11.169
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.637  $ 11.509
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,534     1,024
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.893        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.118        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,011        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.953        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.588        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              773        --
------------------------------------------------------------------

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.810  $ 10.452
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.997  $ 10.810
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,937     1,622
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.389  $ 10.048
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.508  $ 10.389
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,071     4,159
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.639        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.508        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,071        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.342  $ 10.005
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.445  $ 10.342
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           18,755    15,275
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.219  $  6.984
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.985  $  7.219
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           39,176    30,880
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.559        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.418        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           13,743        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    7.338        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,704        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.361        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.934        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,704        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.177  $  6.946
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.922  $  7.177
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,454     6,612
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.217  $  9.889
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.266  $ 10.217
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           22,080    18,446
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.317        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.872        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           71,488        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.443        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.225        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,695        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.143  $ 11.523
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.223  $ 12.143
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,476     1,524
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.784  $ 10.237
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.720  $ 10.784
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,305     5,423
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.993        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.720        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,305        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.736  $ 10.193
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.656  $ 10.736
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           19,977    16,196
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.891  $ 10.341
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.819  $ 10.891
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           29,107    22,985
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.911        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.628        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           16,915        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.021        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.744        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           14,281        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.065        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.744        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           14,281        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.828  $ 10.284
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.726  $ 10.828
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,822     4,804
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.605  $ 10.075
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.474  $ 10.605
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           22,158    18,549
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.998        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.652        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           45,391        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.801        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.432        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,516        --
------------------------------------------------------------------

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    9.407  $  8.782
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.074  $  9.407
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,396       250
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    9.874  $  9.221
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.600  $  9.874
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,080     1,048
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.613        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.600        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,080        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    9.830  $  9.181
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.537  $  9.830
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,811     2,886
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.522  $  7.026
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.824  $  7.522
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,186     4,448
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.533        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.510        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,953        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    8.026        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.768        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,277        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.636        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.768        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,277        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.478  $  6.987
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.755  $  7.478
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,400     1,129
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    9.710  $  9.074
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.357  $  9.710
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,048     1,967
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.590        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.699        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,684        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    9.882        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.316        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,231        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.766  $ 12.022
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.962  $ 12.766
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              212        51
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.024  $ 11.326
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.064  $ 12.024
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              207       200
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.790        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.064        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              207        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.970  $ 11.277
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.987  $ 11.970
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              858       619
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.323  $ 10.668
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.224  $ 11.323
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,030       649
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.695        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.954        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              564        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.956        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.140        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              609        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.430        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.140        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              609        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.257  $ 10.610
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.121  $ 11.257
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              253       256
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.824  $ 11.146
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.769  $ 11.824
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              744       467
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.361        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.038        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,380        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.966        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.719        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              412        --
------------------------------------------------------------------

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.022  $ 11.294
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.504  $ 12.022
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,089       413
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.976  $ 11.255
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.426  $ 11.976
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              408       239
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.764        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.426        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              408        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.956  $ 11.238
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.390  $ 11.956
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,694     2,073
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.946  $ 11.229
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.372  $ 11.946
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,362     4,539
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.700        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.354        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,942        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.668        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.318        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,544        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.065        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.318        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,544        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.906  $ 11.195
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.301  $ 11.906
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              773       598
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.886  $ 11.178
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.265  $ 11.886
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,373     4,557
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.023        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.248        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           14,826        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.007        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.217        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,107        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.388  $  9.922
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.061  $ 10.388
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              421        42
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.348  $  9.887
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.997  $ 10.348
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               48        14
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.300        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.997        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               48        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.331  $  9.872
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.968  $ 10.331
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              594       217
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.322  $  9.865
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.953  $ 10.322
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,200       435
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.248        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.938        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              256        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.223        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.909        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              995        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.481        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.909        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              995        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.287  $  9.835
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.895  $ 10.287
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               69        24
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.270  $  9.820
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.866  $ 10.270
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              814       448
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.444        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.851        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,435        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.430        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.826        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              939        --
------------------------------------------------------------------

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
FRANKLIN RISING DIVIDENDS SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.103  $ 11.813
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.254  $ 12.103
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,108       199
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.087  $ 11.800
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.210  $ 12.087
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              142        73
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.344        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.210        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              142        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.079  $ 11.794
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.188  $ 12.079
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,629       438
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.075  $ 11.791
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.177  $ 12.075
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,103     1,340
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.306        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.166        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              816        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.288        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.144        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,537        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.202        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.144        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,537        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.059  $ 11.779
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.133  $ 12.059
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              228        34
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.051  $ 11.773
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.111  $ 12.051
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,245     1,211
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.183        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.100        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,395        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.174        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.078        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,050        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
FRANKLIN SMALL CAP FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.616  $ 10.352
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.675  $ 10.616
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              414       145
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.061  $ 10.789
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.141  $ 11.061
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              567       640
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.282        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.141        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              567        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.011  $ 10.742
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.074  $ 11.011
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,101     1,892
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    6.397  $  6.241
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.011  $  6.397
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,030     5,370
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.197        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.046        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,155        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    6.477        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.966        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,154        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    6.572        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.966        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,154        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    6.360  $  6.207
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.956  $  6.360
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,404     1,487
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.877  $ 10.618
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.886  $ 10.877
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,331     2,748
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    6.532        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.912        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,328        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.202        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.842        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              838        --
------------------------------------------------------------------

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   13.687  $ 13.164
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.856  $ 13.687
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              627       174
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   13.278  $ 12.774
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.383  $ 13.278
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              448       429
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   14.018        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.383        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              448        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   13.219  $ 12.719
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.304  $ 13.219
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,086     1,432
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.718  $ 12.238
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.755  $ 12.718
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,360     2,620
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   13.913        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.271        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,935        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   13.328        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.668        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,172        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.782        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.668        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,172        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.644  $ 12.171
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.648  $ 12.644
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              472       549
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   13.058  $ 12.572
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.081  $ 13.058
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,689     2,229
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.706        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.561        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,912        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   13.157        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.030        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,249        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    1.081  $  1.082
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.077  $  1.081
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,047     1,569
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.078  $  1.079
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.071  $  1.078
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,013     4,404
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.071        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.071        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,013        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    1.073  $  1.074
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.065  $  1.073
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           31,860    35,889
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.020  $  1.022
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.013  $  1.020
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           30,215    32,704
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.063        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.063        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            8,001        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    1.007        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.006        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,727        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.014        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.006        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,727        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.014  $  1.016
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.005  $  1.014
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,738     6,124
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.060  $  1.062
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.048  $  1.060
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           25,907    28,160
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.008        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    0.998        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           38,108        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    1.056        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    1.045        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,273        --
------------------------------------------------------------------

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS CAPITAL OPPORTUNITIES SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    8.113  $  7.768
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.002  $  8.113
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               63        37
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    7.577  $  7.257
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.390  $  7.577
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              311       408
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    7.723        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.390        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              311        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    7.543  $  7.225
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.344  $  7.543
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,014     1,131
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.719  $  5.479
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.323  $  5.719
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,265     1,463
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    7.666        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.325        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              234        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    5.787        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.283        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              420        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.842        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.283        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              420        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.686  $  5.449
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.274  $  5.686
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              372       454
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.451  $  7.141
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.214  $  7.451
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              530       500
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.807        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.234        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,056        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.631        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.184        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               75        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS EMERGING GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    6.791  $  6.687
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.568  $  6.791
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               63        18
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    6.680  $  6.580
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.430  $  6.680
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              420       490
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    6.769        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.430        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              420        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    6.650  $  6.552
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.389  $  6.650
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              773       819
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    4.437  $  4.371
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    4.927  $  4.437
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,045     1,079
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    6.718        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.372        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              368        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    4.462        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    4.896        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              447        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    4.551        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    4.896        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              447        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    4.411  $  4.347
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    4.889  $  4.411
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              265       369
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    6.570  $  6.476
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.274  $  6.570
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              497       536
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    4.523        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    4.858        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,411        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    6.755        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.248        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              168        --
------------------------------------------------------------------

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS GLOBAL EQUITY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   10.792  $  9.998
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.593  $ 10.792
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               32         5
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.267  $  9.515
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.957  $ 10.267
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               47        41
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.948        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.957        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               47        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.221  $  9.474
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.891  $ 10.221
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              161       115
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    9.270  $  8.594
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.780  $  9.270
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              207       158
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.866        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.863        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              102        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    9.813        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.712        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              108        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    9.381        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.712        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              108        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    9.216  $  8.546
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.696  $  9.216
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               41        45
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.097  $  9.364
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.706  $ 10.097
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              224       218
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    9.325        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.628        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              330        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.243        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.663        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               58        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   33
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS HIGH INCOME SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   11.238  $ 10.890
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.102  $ 11.238
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              331       131
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.881  $ 10.547
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.694  $ 10.881
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              307       313
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.497        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.694        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              307        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.832  $ 10.501
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.630  $ 10.832
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,945     2,018
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.962  $ 10.628
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.763  $ 10.962
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,830     2,749
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.411        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.602        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,186        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.498        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.689        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              817        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.002        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.689        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              817        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.898  $ 10.569
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.672  $ 10.898
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              473       539
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.700  $ 10.379
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.448  $ 10.700
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,241     2,318
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.936        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.597        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,474        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.766        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.407        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              514        --
------------------------------------------------------------------

34                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    7.527  $  7.404
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.108  $  7.527
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              117        73
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    7.161  $  7.047
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.699  $  7.161
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              811       905
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    7.126        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.699        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              811        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    7.129  $  7.016
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.656  $  7.129
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,047     1,212
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.602  $  5.514
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.014  $  5.602
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,030     1,983
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    7.072        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.639        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,794        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    5.533        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.975        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              641        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.701        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.975        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              641        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.569  $  5.484
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.967  $  5.569
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              666       710
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.042  $  6.935
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.537  $  7.042
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,034       986
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.667        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.929        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,599        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.184        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.510        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              188        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   35
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    8.581  $  8.158
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.428  $  8.581
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              796        65
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    7.581  $  7.209
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.312  $  7.581
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              917     1,007
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    7.692        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.312        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              917        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    7.547  $  7.177
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.266  $  7.547
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,825     1,145
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.475  $  7.110
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.184  $  7.475
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,224     1,714
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    7.635        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.247        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,420        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    7.530        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.132        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,242        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.523        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.132        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,242        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.432  $  7.071
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.120  $  7.432
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              496       440
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.455  $  7.094
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.137  $  7.455
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,072     1,402
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.478        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.068        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,472        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.521        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    8.108        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,074        --
------------------------------------------------------------------

36                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS MID CAP GROWTH SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    5.266  $  5.201
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.952  $  5.266
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              426       162
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    5.220  $  5.157
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.888  $  5.220
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              421       436
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    5.403        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.888        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              421        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    5.203  $  5.140
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.863  $  5.203
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,213     2,059
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.617  $  5.550
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.326  $  5.617
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,665     3,361
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    5.363        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.842        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,935        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    5.771        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.286        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,326        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.861        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.286        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,326        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.584  $  5.519
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.277  $  5.584
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              908     1,063
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.147  $  5.088
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.779  $  5.147
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,306     2,843
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.826        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    6.237        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,229        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    5.384        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    5.758        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              861        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   37
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.498  $ 12.696
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.135  $ 12.498
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              370        54
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.458  $ 11.642
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.017  $ 11.458
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              188       193
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.897        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.017        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              188        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.406  $ 11.592
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.951  $ 11.406
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,278     1,095
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.556  $  7.680
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.913  $  7.556
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,543     1,753
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   10.815        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.923        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              519        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    7.134        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.863        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,396        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.944        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.863        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,396        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.512  $  7.638
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.851  $  7.512
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              337       345
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.267  $ 11.457
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.764  $ 11.267
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,259     1,010
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    7.896        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    7.802        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,082        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.875        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.722        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              909        --
------------------------------------------------------------------

38                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS TOTAL RETURN SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.621  $ 12.067
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.861  $ 12.621
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,549       357
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.688  $ 11.179
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.812  $ 11.688
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,061     1,100
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.173        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.812        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,061        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   11.636  $ 11.130
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.741  $ 11.636
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,178     5,267
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.034  $ 10.555
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.076  $ 11.034
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           11,042     8,862
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.082        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.711        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,966        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.406        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.999        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,773        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.126        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.999        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,773        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.969  $ 10.497
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.981  $ 10.969
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,837     1,952
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.495  $ 11.001
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.543  $ 11.495
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            7,408     6,700
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.059        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.905        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           15,871        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.620        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.497        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,232        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   39
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MFS VALUE SERIES
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.242  $ 11.391
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.912  $ 12.242
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              135        43
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.226  $ 11.379
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.865  $ 12.226
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               10         6
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.892        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.865        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               10        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.218  $ 11.373
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.842  $ 12.218
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              244        72
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.214  $ 11.370
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.831  $ 12.214
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              479       204
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.853        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.819        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               64        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.834        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.796        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              234        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.330        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.796        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              234        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.197  $ 11.359
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.784  $ 12.197
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               19        11
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.189  $ 11.353
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.761  $ 12.189
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              411       216
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.312        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.750        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              688        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.302        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.727        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              284        --
------------------------------------------------------------------

40                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.431  $ 11.607
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.496  $ 12.431
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              239        58
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.415  $ 11.595
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.448  $ 12.415
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               17        12
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   13.344        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.448        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               17        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.407  $ 11.589
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.424  $ 12.407
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              480       126
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.402  $ 11.586
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.412  $ 12.402
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              943       359
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   13.303        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.400        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              271        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   13.283        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.376        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              538        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.549        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.376        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              538        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.386  $ 11.574
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.364  $ 12.386
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               46        18
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.377  $ 11.568
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.340  $ 12.377
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              638       323
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.530        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.328        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,479        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.521        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.304        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              453        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   41
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   13.764  $ 12.942
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   15.295  $ 13.764
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,145       260
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.309  $ 11.577
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.651  $ 12.309
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              817       799
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.732        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.651        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              817        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   12.254  $ 11.527
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.576  $ 12.254
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            5,658     4,507
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.776  $ 11.078
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.040  $ 11.776
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           10,001     7,652
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.636        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.544        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,610        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   12.090        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.957        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,081        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.842        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.957        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,081        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.707  $ 11.017
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.938  $ 11.707
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,708     1,855
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.105  $ 11.393
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.364  $ 12.105
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,982     5,838
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   11.772        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.856        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                           16,808        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.204        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.316        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,935        --
------------------------------------------------------------------

42                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
TEMPLETON DEVELOPING MARKETS SECURITIES
  FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   12.067  $ 11.111
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   14.862  $ 12.067
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              219        48
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.410  $  9.588
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.796  $ 10.410
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              168       152
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.432        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.796        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              168        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.363  $  9.546
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.725  $ 10.363
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              440       316
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.497  $ 11.513
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   15.338  $ 12.497
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              613       350
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.346        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.696        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              346        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   13.623        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   15.240        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              356        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.800        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   15.240        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              356        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.424  $ 11.449
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   15.218  $ 12.424
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                               90        82
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.237  $  9.436
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.527  $ 10.237
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              446       315
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   12.724        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   15.121        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              761        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.512        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.481        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              233        --
------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   43
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $    9.523  $  8.912
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.136  $  9.523
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,328       105
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    9.089  $  8.508
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.607  $  9.089
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              217       165
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    9.671        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.607        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              217        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $    9.048  $  8.472
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.549  $  9.048
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,933       729
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.680  $  8.127
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.115  $  8.680
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,445     1,781
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    9.599        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.525        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              992        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $    9.168        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.051        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,406        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.822        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.051        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,406        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.629  $  8.083
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.036  $  8.629
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              397       310
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.938  $  8.373
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.385  $  8.938
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,336     1,301
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    8.769        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $    9.972        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,850        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $    9.107        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   10.347        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,813        --
------------------------------------------------------------------

44                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                            AS OF DECEMBER 31,
SUB-ACCOUNT                                  2004       2003
------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
  WITHOUT ANY OPTIONAL BENEFITS
    Accumulation Unit Value at beginning
     of period                            $   11.552  $ 10.707
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   13.223  $ 11.552
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              849       167
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.757  $  9.974
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.289  $ 10.757
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              330       305
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.312        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.289        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              330        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT
    Accumulation Unit Value at beginning
     of period                            $   10.708  $  9.930
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.221  $ 10.708
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,567     1,647
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.592  $  9.823
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.082  $ 10.592
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            4,246     2,366
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.227        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.193        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,218        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST PREFERRED
    Accumulation Unit Value at beginning
     of period                            $   11.057        --(b)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.006        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,114        --
------------------------------------------------------------------
  WITH THE HARTFORD'S PRINCIPAL FIRST
    (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.750        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.006        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            2,114        --
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.530  $  9.769
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.988  $ 10.530
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                              513       435
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (35 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.578  $  9.815
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   12.031  $ 10.578
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            3,108     2,385
------------------------------------------------------------------
  WITH MAV 70 DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.686        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.912        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            6,516        --
------------------------------------------------------------------
  WITH MAV/EPB DEATH BENEFIT AND THE
    HARTFORD'S PRINCIPAL FIRST (50 BPS)
    Accumulation Unit Value at beginning
     of period                            $   10.763        --(a)
------------------------------------------------------------------
    Accumulation Unit Value at end of
     period                               $   11.987        --
------------------------------------------------------------------
    Number of Accumulation Units
     outstanding at end of period
     (in thousands)                            1,923        --
------------------------------------------------------------------

 (a)  Inception date January 30, 2004.

 (b)  Inception date November 1, 2004.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
ASSETS:
  Investments:
    Number of Shares.....    3,677,649     24,283,004      7,331,593
                           ===========   ============    ===========
    Cost.................  $34,061,654   $230,624,108    $43,307,914
                           ===========   ============    ===========
    Market Value.........  $43,543,362   $287,510,763    $50,368,042
  Due from Hartford Life
   and Annuity Insurance
   Company...............       92,832       --               54,011
  Receivable from fund
   shares sold...........      --               1,496        --
  Other assets...........      --                  16        --
                           -----------   ------------    -----------
  Total Assets...........   43,636,194    287,512,275     50,422,053
                           -----------   ------------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --               1,496        --
  Payable for fund shares
   purchased.............       92,832       --               54,011
  Other liabilities......           85       --                   32
                           -----------   ------------    -----------
  Total Liabilities......       92,917          1,496         54,043
                           -----------   ------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $43,543,277   $287,510,779    $50,368,010
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                              AIM V.I. DENT     AIM V.I.        AIM V.I.
                           AIM V.I. CAPITAL    DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND   GROWTH FUND   CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ---------------  -------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....       2,103,450        5,229,079      30,855,933       1,270,296       24,933,140         9,539,300
                              ===========      ===========    ============     ===========     ============      ============
    Cost.................     $40,047,416      $24,482,556    $379,700,090     $19,890,559     $277,843,975      $185,507,545
                              ===========      ===========    ============     ===========     ============      ============
    Market Value.........     $47,727,272      $29,492,007    $372,431,113     $25,113,743     $326,873,468      $203,187,087
  Due from Hartford Life
   and Annuity Insurance
   Company...............           4,708           14,083         278,038         107,667         --                 287,686
  Receivable from fund
   shares sold...........        --                --             --               --                35,283          --
  Other assets...........        --                     36        --                    49               63               389
                              -----------      -----------    ------------     -----------     ------------      ------------
  Total Assets...........      47,731,980       29,506,126     372,709,151      25,221,459      326,908,814       203,475,162
                              -----------      -----------    ------------     -----------     ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --             --               --                35,283          --
  Payable for fund shares
   purchased.............           4,708           14,083         278,038         107,667         --                 287,686
  Other liabilities......              14          --                  710         --              --                --
                              -----------      -----------    ------------     -----------     ------------      ------------
  Total Liabilities......           4,722           14,083         278,748         107,667           35,283           287,686
                              -----------      -----------    ------------     -----------     ------------      ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $47,727,258      $29,492,043    $372,430,403     $25,113,792     $326,873,531      $203,187,476
                              ===========      ===========    ============     ===========     ============      ============


                           AIM V.I. SMALL CAP
                              EQUITY FUND
                              SUB-ACCOUNT
                           ------------------
ASSETS:
  Investments:
    Number of Shares.....       1,556,592
                              ===========
    Cost.................     $18,226,231
                              ===========
    Market Value.........     $19,379,566
  Due from Hartford Life
   and Annuity Insurance
   Company...............          50,491
  Receivable from fund
   shares sold...........        --
  Other assets...........        --
                              -----------
  Total Assets...........      19,430,057
                              -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --
  Payable for fund shares
   purchased.............          50,492
  Other liabilities......        --
                              -----------
  Total Liabilities......          50,492
                              -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $19,379,565
                              ===========

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
ASSETS:
  Investments:
    Number of Shares.....         89,908,699          108,899,538      80,692,698
                              ==============       ==============    ============
    Cost.................     $1,241,914,402       $  914,294,096    $860,916,168
                              ==============       ==============    ============
    Market Value.........     $1,386,392,127       $1,110,775,280    $926,352,172
  Due from Hartford Life
   and Annuity Insurance
   Company...............          1,280,537              726,083         693,728
  Receivable from fund
   shares sold...........         --                    --               --
  Other assets...........         --                    --               --
                              --------------       --------------    ------------
  Total Assets...........      1,387,672,664        1,111,501,363     927,045,900
                              --------------       --------------    ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         --                    --               --
  Payable for fund shares
   purchased.............          1,280,537              726,083         693,728
  Other liabilities......                315                  515             109
                              --------------       --------------    ------------
  Total Liabilities......          1,280,852              726,598         693,837
                              --------------       --------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $1,386,391,812       $1,110,774,765    $926,352,063
                              ==============       ==============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS     AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH FUND    GROWTH FUND     GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  ------------------  ------------------  --------------
ASSETS:
  Investments:
    Number of Shares.....       25,767,687          55,278,651         86,731,601         37,376,641         9,181,353
                              ============      ==============     ==============       ============      ============
    Cost.................     $380,719,540      $2,484,442,752     $2,709,506,943       $531,293,693      $100,372,035
                              ============      ==============     ==============       ============      ============
    Market Value.........     $443,977,244      $2,824,739,039     $3,177,845,839       $590,177,161      $127,528,985
  Due from Hartford Life
   and Annuity Insurance
   Company...............          332,307           2,199,501          2,287,968            650,565           360,249
  Receivable from fund
   shares sold...........        --                  --                 --                 --                 --
  Other assets...........               15           --                 --                 --                       25
                              ------------      --------------     --------------       ------------      ------------
  Total Assets...........      444,309,566       2,826,938,540      3,180,133,807        590,827,726       127,889,259
                              ------------      --------------     --------------       ------------      ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                  --                 --                 --                 --
  Payable for fund shares
   purchased.............          332,307           2,199,501          2,287,969            650,565           360,249
  Other liabilities......        --                        646                243                 98          --
                              ------------      --------------     --------------       ------------      ------------
  Total Liabilities......          332,307           2,200,147          2,288,212            650,663           360,249
                              ------------      --------------     --------------       ------------      ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $443,977,259      $2,824,738,393     $3,177,845,595       $590,177,063      $127,529,010
                              ============      ==============     ==============       ============      ============

                             AMERICAN FUNDS
                              GLOBAL SMALL           FRANKLIN RISING
                           CAPITALIZATION FUND  DIVIDENDS SECURITIES FUND
                               SUB-ACCOUNT             SUB-ACCOUNT
                           -------------------  -------------------------
ASSETS:
  Investments:
    Number of Shares.....       14,705,941              20,268,438
                              ============            ============
    Cost.................     $198,509,797            $325,222,044
                              ============            ============
    Market Value.........     $250,295,111            $354,900,345
  Due from Hartford Life
   and Annuity Insurance
   Company...............          143,197               1,047,029
  Receivable from fund
   shares sold...........        --                     --
  Other assets...........        --                             19
                              ------------            ------------
  Total Assets...........      250,438,308             355,947,393
                              ------------            ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                     --
  Payable for fund shares
   purchased.............          143,197               1,047,029
  Other liabilities......                9              --
                              ------------            ------------
  Total Liabilities......          143,206               1,047,029
                              ------------            ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........     $250,295,102            $354,900,364
                              ============            ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     57,176,065        6,775,450       1,367,629
                            ============     ============     ===========
    Cost.................   $777,603,066     $ 92,239,045     $24,309,258
                            ============     ============     ===========
    Market Value.........   $895,948,941     $100,954,195     $41,699,001
  Due from Hartford Life
   and Annuity Insurance
   Company...............      1,236,322          339,706         --
  Receivable from fund
   shares sold...........       --               --                   169
  Other assets...........             23         --                     3
                            ------------     ------------     -----------
  Total Assets...........    897,185,286      101,293,901      41,699,173
                            ------------     ------------     -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                   169
  Payable for fund shares
   purchased.............      1,236,322          339,706         --
  Other liabilities......       --                     17         --
                            ------------     ------------     -----------
  Total Liabilities......      1,236,322          339,723             169
                            ------------     ------------     -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $895,948,964     $100,954,178     $41,699,004
                            ============     ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                               FRANKLIN                           TEMPLETON
                           FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                              CAP FUND     SECURITIES FUND   SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  ----------------  ---------------  ------------------  -----------------
ASSETS:
  Investments:
    Number of Shares.....     18,140,961       29,540,580       59,138,240         8,359,384          24,818,150
                            ============     ============     ============       ===========        ============
    Cost.................   $297,748,077     $333,982,209     $819,050,655       $53,587,682        $303,328,180
                            ============     ============     ============       ===========        ============
    Market Value.........   $352,478,865     $381,664,295     $984,060,317       $72,977,417        $356,140,453
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                220,054          634,804            95,732             503,362
  Receivable from fund
   shares sold...........         18,515         --               --                --                  --
  Other assets...........             21         --                    140          --                        15
                            ------------     ------------     ------------       -----------        ------------
  Total Assets...........    352,497,401      381,884,349      984,695,261        73,073,149         356,643,830
                            ------------     ------------     ------------       -----------        ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         18,515         --               --                --                  --
  Payable for fund shares
   purchased.............       --                220,054          634,804            95,733             503,362
  Other liabilities......       --                     20         --                --                  --
                            ------------     ------------     ------------       -----------        ------------
  Total Liabilities......         18,515          220,074          634,804            95,733             503,362
                            ------------     ------------     ------------       -----------        ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $352,478,886     $381,664,275     $984,060,457       $72,977,416        $356,140,468
                            ============     ============     ============       ===========        ============


                             TEMPLETON GLOBAL     TEMPLETON GROWTH
                           ASSET ALLOCATION FUND  SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....           746,507           31,871,527
                                ===========         ============
    Cost.................       $14,017,938         $343,906,275
                                ===========         ============
    Market Value.........       $15,639,333         $408,911,691
  Due from Hartford Life
   and Annuity Insurance
   Company...............         --                     784,493
  Receivable from fund
   shares sold...........             1,006             --
  Other assets...........                 3             --
                                -----------         ------------
  Total Assets...........        15,640,342          409,696,184
                                -----------         ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             1,006             --
  Payable for fund shares
   purchased.............         --                     784,493
  Other liabilities......         --                           2
                                -----------         ------------
  Total Liabilities......             1,006              784,495
                                -----------         ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $15,639,336         $408,911,689
                                ===========         ============

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           MUTUAL DISCOVERY  HARTFORD MONEY       MFS CAPITAL
                           SECURITIES FUND   MARKET HLS FUND  OPPORTUNITIES SERIES
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  --------------------
ASSETS:
  Investments:
    Number of Shares.....       6,474,986      223,838,362          4,887,959
                             ============     ============        ===========
    Cost.................    $ 91,397,152     $223,838,362        $83,074,414
                             ============     ============        ===========
    Market Value.........    $105,218,518     $223,838,362        $66,329,599
  Due from Hartford Life
   and Annuity Insurance
   Company...............         332,493         --                --
  Receivable from fund
   shares sold...........        --                116,655             26,107
  Other assets...........              15            1,051                 15
                             ------------     ------------        -----------
  Total Assets...........     105,551,026      223,956,068         66,355,721
                             ------------     ------------        -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                116,655             26,107
  Payable for fund shares
   purchased.............         332,493         --                --
  Other liabilities......        --               --                --
                             ------------     ------------        -----------
  Total Liabilities......         332,493          116,655             26,107
                             ------------     ------------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $105,218,533     $223,839,413        $66,329,614
                             ============     ============        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                           MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS   MFS MID CAP
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------------  -------------  -------------
ASSETS:
  Investments:
    Number of Shares.....     3,279,680      1,704,039     23,853,800        12,914,070        13,348,501     23,997,411
                            ===========    ===========   ============      ============      ============   ============
    Cost.................   $80,761,863    $17,395,669   $223,875,284      $132,979,066      $227,679,387   $151,814,249
                            ===========    ===========   ============      ============      ============   ============
    Market Value.........   $57,459,995    $21,811,692   $247,363,907      $122,812,803      $241,340,900   $169,901,668
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --             101,282        135,847         --                  248,244         37,209
  Receivable from fund
   shares sold...........        18,974        --             --                 18,220           --             --
  Other assets...........       --             --             --              --                  --                  65
                            -----------    -----------   ------------      ------------      ------------   ------------
  Total Assets...........    57,478,969     21,912,974    247,499,754       122,831,023       241,589,144    169,938,942
                            -----------    -----------   ------------      ------------      ------------   ------------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        18,974        --             --                 18,220           --             --
  Payable for fund shares
   purchased.............       --             101,283        135,847         --                  248,243         37,209
  Other liabilities......            13        --                  34                20                 3        --
                            -----------    -----------   ------------      ------------      ------------   ------------
  Total Liabilities......        18,987        101,283        135,881            18,240           248,246         37,209
                            -----------    -----------   ------------      ------------      ------------   ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $57,459,982    $21,811,691   $247,363,873      $122,812,783      $241,340,898   $169,901,733
                            ===========    ===========   ============      ============      ============   ============

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           MFS NEW DISCOVERY     MFS TOTAL        MFS VALUE
                                SERIES         RETURN SERIES       SERIES
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ----------------  -------------
ASSETS:
  Investments:
    Number of Shares.....      11,091,647          46,948,364      3,974,970
                             ============      ==============    ===========
    Cost.................    $150,124,836      $  867,401,879    $42,094,076
                             ============      ==============    ===========
    Market Value.........    $164,932,792      $1,006,103,425    $48,216,391
  Due from Hartford Life
   and Annuity Insurance
   Company...............         327,712             946,391         83,087
  Receivable from fund
   shares sold...........        --                 --               --
  Other assets...........        --                 --               --
                             ------------      --------------    -----------
  Total Assets...........     165,260,504       1,007,049,816     48,299,478
                             ------------      --------------    -----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                 --               --
  Payable for fund shares
   purchased.............         327,712             946,391         83,087
  Other liabilities......              10                 156             10
                             ------------      --------------    -----------
  Total Liabilities......         327,722             946,547         83,097
                             ------------      --------------    -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $164,932,782      $1,006,103,269    $48,216,381
                             ============      ==============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                           MERRILL LYNCH   MERRILL LYNCH
                           GLOBAL GROWTH  LARGE CAP GROWTH  JENNISON 20/20                         PRUDENTIAL
                             V.I. FUND       V.I. FUND      FOCUS PORTFOLIO  JENNISON PORTFOLIO  VALUE PORTFOLIO
                            SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           -------------  ----------------  ---------------  ------------------  ---------------
ASSETS:
  Investments:
    Number of Shares.....      134,578          286,016          34,574             18,091            31,053
                            ==========       ==========        ========           ========          ========
    Cost.................   $1,112,298       $2,344,373        $356,478           $321,357          $484,917
                            ==========       ==========        ========           ========          ========
    Market Value.........   $1,300,022       $2,848,717        $422,845           $325,091          $619,189
  Due from Hartford Life
   and Annuity Insurance
   Company...............      --              --               --                --                 --
  Receivable from fund
   shares sold...........           82              149              21                 18                33
  Other assets...........      --              --               --                --                 --
                            ----------       ----------        --------           --------          --------
  Total Assets...........    1,300,104        2,848,866         422,866            325,109           619,222
                            ----------       ----------        --------           --------          --------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............           81              150              21                 17                34
  Payable for fund shares
   purchased.............      --              --               --                --                 --
  Other liabilities......      --              --                     2           --                 --
                            ----------       ----------        --------           --------          --------
  Total Liabilities......           81              150              23                 17                34
                            ----------       ----------        --------           --------          --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $1,300,023       $2,848,716        $422,843           $325,092          $619,188
                            ==========       ==========        ========           ========          ========


                                WELLS FARGO
                           ASSET ALLOCATION FUND
                                SUB-ACCOUNT
                           ---------------------
ASSETS:
  Investments:
    Number of Shares.....          137,696
                                ==========
    Cost.................       $1,704,139
                                ==========
    Market Value.........       $1,785,920
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........               98
  Other assets...........        --
                                ----------
  Total Assets...........        1,786,018
                                ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               98
  Payable for fund shares
   purchased.............        --
  Other liabilities......                4
                                ----------
  Total Liabilities......              102
                                ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........       $1,785,916
                                ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           WELLS FARGO   WELLS FARGO
                           TOTAL RETURN    EQUITY
                            BOND FUND    INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT
                           ------------  -----------
ASSETS:
  Investments:
    Number of Shares.....      368,196       65,539
                            ==========   ==========
    Cost.................   $3,842,751   $  984,757
                            ==========   ==========
    Market Value.........   $3,711,421   $1,070,247
  Due from Hartford Life
   and Annuity Insurance
   Company...............        6,067       --
  Receivable from fund
   shares sold...........      --                60
  Other assets...........      --            --
                            ----------   ----------
  Total Assets...........    3,717,488    1,070,307
                            ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --                60
  Payable for fund shares
   purchased.............        6,067       --
  Other liabilities......          512       --
                            ----------   ----------
  Total Liabilities......        6,579           60
                            ----------   ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $3,710,909   $1,070,247
                            ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           WELLS FARGO                WELLS FARGO    WELLS FARGO
                             EQUITY     WELLS FARGO  INTERNATIONAL  LARGE COMPANY     WELLS FARGO          WELLS FARGO
                           VALUE FUND   GROWTH FUND   EQUITY FUND    GROWTH FUND   MONEY MARKET FUND  SMALL CAP GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  -----------------  ---------------------
ASSETS:
  Investments:
    Number of Shares.....     27,246        7,621        74,997         316,837        1,448,785              129,368
                            ========     ========      ========      ==========       ==========           ==========
    Cost.................   $220,196     $ 97,735      $557,694      $2,685,362       $1,448,785           $  899,639
                            ========     ========      ========      ==========       ==========           ==========
    Market Value.........   $248,755     $106,467      $620,227      $2,813,516       $1,448,785           $1,015,539
  Due from Hartford Life
   and Annuity Insurance
   Company...............     --           --            --             --              --                  --
  Receivable from fund
   shares sold...........         15            6            35             604               77                  150
  Other assets...........     --           --            --                   3                3            --
                            --------     --------      --------      ----------       ----------           ----------
  Total Assets...........    248,770      106,473       620,262       2,814,123        1,448,865            1,015,689
                            --------     --------      --------      ----------       ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............         15            6            36             604               77                  150
  Payable for fund shares
   purchased.............     --           --            --             --              --                  --
  Other liabilities......     --           --            --             --              --                  --
                            --------     --------      --------      ----------       ----------           ----------
  Total Liabilities......         15            6            36             604               77                  150
                            --------     --------      --------      ----------       ----------           ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $248,755     $106,467      $620,226      $2,813,519       $1,448,788           $1,015,539
                            ========     ========      ========      ==========       ==========           ==========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
AIM V.I. Aggressive Growth
 Fund -- Class I..............     0.95%        90,782   $ 1.258432  $       114,243
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.15%         9,487     1.250217           11,861
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.25%        45,918     1.245103           57,173
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.30%        48,508     1.244064           60,347
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.35%       662,155     1.243035          823,082
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.40%     1,799,363     1.239999        2,231,208
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.45%        35,690     1.239568           44,240
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.50%         9,929     1.238083           12,293
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.55%       312,469     1.233942          385,568
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.60%       171,559     1.231913          211,346
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.65%     1,965,808     1.229873        2,417,694
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.70%     4,275,853     1.227859        5,250,144
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.75%     2,094,621     1.225836        2,567,662
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.80%       241,839     1.223852          295,975
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.85%     2,447,682     1.221850        2,990,701
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.90%       982,390     1.219843        1,198,361
AIM V.I. Aggressive Growth
 Fund -- Class I..............     1.95%       177,510     1.219957          216,554
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.00%     4,574,911     1.215844        5,562,378
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.05%     9,692,460     1.213849       11,765,183
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.10%       117,200     1.215534          142,461
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.15%     1,506,946     1.211436        1,825,569
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.20%     1,738,927     1.209994        2,104,091
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.25%     1,020,055     1.208000        1,232,227
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.30%       310,105     1.206986          374,292
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.35%       705,920     1.205594          851,053
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.40%       266,857     1.203622          321,195
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.45%       272,330     1.203018          327,618
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.50%       116,328     1.202408          139,874
AIM V.I. Aggressive Growth
 Fund -- Class I..............     2.55%         7,392     1.201813            8,884
AIM V.I. Basic Value Fund --
 Class I......................     0.95%     1,518,236     1.316677        1,999,026
AIM V.I. Basic Value Fund --
 Class I......................     1.10%       105,676     1.310219          138,458
AIM V.I. Basic Value Fund --
 Class I......................     1.15%        77,961     1.308080          101,979
AIM V.I. Basic Value Fund --
 Class I......................     1.25%       121,948     1.302755          158,868
AIM V.I. Basic Value Fund --
 Class I......................     1.30%     1,327,579     1.301655        1,728,050
AIM V.I. Basic Value Fund --
 Class I......................     1.35%     4,739,486     1.300569        6,164,028
AIM V.I. Basic Value Fund --
 Class I......................     1.40%    13,398,156     1.297380       17,382,503
AIM V.I. Basic Value Fund --
 Class I......................     1.45%       682,029     1.296930          884,544
AIM V.I. Basic Value Fund --
 Class I......................     1.50%         9,997     1.295382           12,949
AIM V.I. Basic Value Fund --
 Class I......................     1.55%     1,916,001     1.291024        2,473,603
AIM V.I. Basic Value Fund --
 Class I......................     1.60%     2,134,505     1.288919        2,751,204
AIM V.I. Basic Value Fund --
 Class I......................     1.65%    13,221,905     1.286811       17,014,093
AIM V.I. Basic Value Fund --
 Class I......................     1.70%    30,327,918     1.284695       38,962,125
AIM V.I. Basic Value Fund --
 Class I......................     1.75%    10,819,474     1.282604       13,877,100
AIM V.I. Basic Value Fund --
 Class I......................     1.80%     1,138,286     1.280496        1,457,570
AIM V.I. Basic Value Fund --
 Class I......................     1.85%    12,118,571     1.278389       15,492,248
AIM V.I. Basic Value Fund --
 Class I......................     1.90%     5,099,027     1.276312        6,507,949

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
AIM V.I. Basic Value Fund --
 Class I......................     1.95%     1,494,179   $ 1.276416  $     1,907,194
AIM V.I. Basic Value Fund --
 Class I......................     2.00%    28,262,472     1.272121       35,953,284
AIM V.I. Basic Value Fund --
 Class I......................     2.05%    54,232,034     1.270030       68,876,310
AIM V.I. Basic Value Fund --
 Class I......................     2.10%       710,936     1.271801          904,169
AIM V.I. Basic Value Fund --
 Class I......................     2.15%     8,833,070     1.267504       11,195,951
AIM V.I. Basic Value Fund --
 Class I......................     2.20%    17,134,435     1.265981       21,691,869
AIM V.I. Basic Value Fund --
 Class I......................     2.25%     2,112,014     1.263904        2,669,383
AIM V.I. Basic Value Fund --
 Class I......................     2.30%     2,085,614     1.262849        2,633,815
AIM V.I. Basic Value Fund --
 Class I......................     2.35%     5,548,845     1.261399        6,999,307
AIM V.I. Basic Value Fund --
 Class I......................     2.40%     1,939,492     1.259341        2,442,482
AIM V.I. Basic Value Fund --
 Class I......................     2.45%     1,471,179     1.258716        1,851,796
AIM V.I. Basic Value Fund --
 Class I......................     2.50%     2,559,770     1.258072        3,220,374
AIM V.I. Basic Value Fund --
 Class I......................     2.55%        20,775     1.257441           26,124
AIM V.I. Blue Chip Fund --
 Class I......................     0.55%         7,921     1.135305            8,993
AIM V.I. Blue Chip Fund --
 Class I......................     0.95%       569,849     1.120506          638,519
AIM V.I. Blue Chip Fund --
 Class I......................     1.10%        27,853     1.115004           31,056
AIM V.I. Blue Chip Fund --
 Class I......................     1.15%        23,855     1.113203           26,555
AIM V.I. Blue Chip Fund --
 Class I......................     1.25%       108,540     1.108636          120,331
AIM V.I. Blue Chip Fund --
 Class I......................     1.30%       120,143     1.107710          133,084
AIM V.I. Blue Chip Fund --
 Class I......................     1.35%     1,034,245     1.106811        1,144,714
AIM V.I. Blue Chip Fund --
 Class I......................     1.40%     3,627,058     1.104116        4,004,692
AIM V.I. Blue Chip Fund --
 Class I......................     1.45%        32,080     1.103711           35,407
AIM V.I. Blue Chip Fund --
 Class I......................     1.55%       417,804     1.098667          459,027
AIM V.I. Blue Chip Fund --
 Class I......................     1.60%       357,945     1.096882          392,624
AIM V.I. Blue Chip Fund --
 Class I......................     1.65%     2,845,887     1.095076        3,116,462
AIM V.I. Blue Chip Fund --
 Class I......................     1.70%     5,336,257     1.093288        5,834,066
AIM V.I. Blue Chip Fund --
 Class I......................     1.75%     2,013,925     1.091498        2,198,195
AIM V.I. Blue Chip Fund --
 Class I......................     1.80%       247,235     1.089710          269,415
AIM V.I. Blue Chip Fund --
 Class I......................     1.85%     2,204,983     1.087923        2,398,852
AIM V.I. Blue Chip Fund --
 Class I......................     1.90%     1,161,098     1.086146        1,261,122
AIM V.I. Blue Chip Fund --
 Class I......................     1.95%       395,110     1.086214          429,174
AIM V.I. Blue Chip Fund --
 Class I......................     2.00%     6,396,883     1.082586        6,925,176
AIM V.I. Blue Chip Fund --
 Class I......................     2.05%    11,651,823     1.080806       12,593,357
AIM V.I. Blue Chip Fund --
 Class I......................     2.10%       285,219     1.082282          308,688
AIM V.I. Blue Chip Fund --
 Class I......................     2.15%     1,943,213     1.078665        2,096,075
AIM V.I. Blue Chip Fund --
 Class I......................     2.20%     2,123,819     1.077359        2,288,116
AIM V.I. Blue Chip Fund --
 Class I......................     2.25%       478,932     1.075593          515,136
AIM V.I. Blue Chip Fund --
 Class I......................     2.30%       707,192     1.074688          760,011
AIM V.I. Blue Chip Fund --
 Class I......................     2.35%       893,389     1.073449          959,007
AIM V.I. Blue Chip Fund --
 Class I......................     2.40%       621,769     1.071702          666,352
AIM V.I. Blue Chip Fund --
 Class I......................     2.45%       263,171     1.071163          281,899
AIM V.I. Blue Chip Fund --
 Class I......................     2.50%       432,832     1.070633          463,404
AIM V.I. Blue Chip Fund --
 Class I......................     2.55%         7,944     1.070087            8,501
AIM V.I. Capital Appreciation
 Fund -- Class I..............     0.95%       392,766     1.275804          501,092
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.10%        20,696     1.269544           26,274
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.15%        18,318     1.267450           23,217
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.25%        44,160     1.262282           55,742
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.30%       509,420     1.261227          642,494

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.35%       629,613   $ 1.260166  $       793,417
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.40%     2,327,983     1.257105        2,926,519
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.45%       266,574     1.256663          334,993
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.55%       352,722     1.250938          441,234
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.60%       286,934     1.248880          358,346
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.65%     2,355,208     1.246827        2,936,537
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.70%     4,434,662     1.244800        5,520,267
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.75%     2,219,244     1.242768        2,758,006
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.80%       257,990     1.240718          320,093
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.85%     2,461,113     1.238691        3,048,559
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.90%       888,535     1.236658        1,098,814
AIM V.I. Capital Appreciation
 Fund -- Class I..............     1.95%       449,526     1.236755          555,954
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.00%     4,875,440     1.232623        6,009,579
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.05%     7,871,923     1.230599        9,687,179
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.10%       160,863     1.232282          198,228
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.15%     1,508,721     1.228149        1,852,935
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.20%     3,248,673     1.226672        3,985,056
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.25%       177,767     1.224655          217,704
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.30%       314,674     1.223633          385,045
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.35%     1,650,957     1.222228        2,017,846
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.40%       208,843     1.220224          254,835
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.45%       231,259     1.219611          282,046
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.50%       400,467     1.218998          488,169
AIM V.I. Capital Appreciation
 Fund -- Class I..............     2.55%         5,809     1.218395            7,078
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     0.95%        48,137     1.265512           60,917
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.10%         3,118     1.259314            3,926
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.15%        10,103     1.257232           12,702
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.25%        47,012     1.252104           58,864
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.30%        13,625     1.251065           17,046
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.35%       710,728     1.250026          888,428
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.40%     1,200,452     1.246987        1,496,948
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.45%         9,633     1.246543           12,008
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.50%         9,430     1.245037           11,740
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.55%       143,939     1.240863          178,609
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.60%       177,505     1.238815          219,896
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.65%     1,635,713     1.236789        2,023,032
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.70%     3,377,872     1.234776        4,170,915
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.75%       815,616     1.232747        1,005,448
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.80%       124,870     1.230732          153,682
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.85%     1,313,999     1.228709        1,614,522
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.90%       665,922     1.226697          816,885
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.95%       259,088     1.226790          317,847
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.00%     3,152,024     1.222679        3,853,914
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.05%     5,119,330     1.220687        6,249,098
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.10%        93,369     1.222352          114,129
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.15%     1,231,784     1.218258        1,500,629
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.20%     2,134,751     1.216792        2,597,548
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.25%        95,701     1.214780          116,255

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.30%       580,430   $ 1.213768  $       704,507
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.35%       591,751     1.212398          717,438
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.40%       251,727     1.210366          304,682
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.45%       108,914     1.209764          131,760
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     2.50%       109,422     1.209161          132,309
AIM V.I. Government Securities
 Fund -- Class I..............     0.95%     1,769,004     1.105472        1,955,584
AIM V.I. Government Securities
 Fund -- Class I..............     1.10%       117,919     1.100046          129,717
AIM V.I. Government Securities
 Fund -- Class I..............     1.15%        18,463     1.098247           20,277
AIM V.I. Government Securities
 Fund -- Class I..............     1.25%       179,941     1.093789          196,817
AIM V.I. Government Securities
 Fund -- Class I..............     1.30%       746,979     1.092858          816,342
AIM V.I. Government Securities
 Fund -- Class I..............     1.35%    10,436,078     1.091958       11,395,759
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%    16,791,219     1.089293       18,290,558
AIM V.I. Government Securities
 Fund -- Class I..............     1.45%       230,486     1.088900          250,976
AIM V.I. Government Securities
 Fund -- Class I..............     1.50%         8,945     1.087588            9,729
AIM V.I. Government Securities
 Fund -- Class I..............     1.55%     3,679,995     1.083943        3,988,905
AIM V.I. Government Securities
 Fund -- Class I..............     1.60%     1,388,505     1.082171        1,502,600
AIM V.I. Government Securities
 Fund -- Class I..............     1.65%    22,799,444     1.080381       24,632,086
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%    44,900,070     1.078619       48,430,065
AIM V.I. Government Securities
 Fund -- Class I..............     1.75%    17,891,508     1.076866       19,266,756
AIM V.I. Government Securities
 Fund -- Class I..............     1.80%     1,754,461     1.075087        1,886,198
AIM V.I. Government Securities
 Fund -- Class I..............     1.85%    27,054,381     1.073345       29,038,685
AIM V.I. Government Securities
 Fund -- Class I..............     1.90%     5,317,676     1.071584        5,698,337
AIM V.I. Government Securities
 Fund -- Class I..............     1.95%     2,619,260     1.071651        2,806,933
AIM V.I. Government Securities
 Fund -- Class I..............     2.00%    34,941,098     1.068065       37,319,364
AIM V.I. Government Securities
 Fund -- Class I..............     2.05%    64,271,106     1.066299       68,532,217
AIM V.I. Government Securities
 Fund -- Class I..............     2.10%       889,139     1.067795          949,418
AIM V.I. Government Securities
 Fund -- Class I..............     2.15%    26,008,037     1.064200       27,677,753
AIM V.I. Government Securities
 Fund -- Class I..............     2.20%    44,373,032     1.062893       47,163,785
AIM V.I. Government Securities
 Fund -- Class I..............     2.25%     1,892,431     1.061170        2,008,191
AIM V.I. Government Securities
 Fund -- Class I..............     2.30%     1,955,526     1.060265        2,073,376
AIM V.I. Government Securities
 Fund -- Class I..............     2.35%     5,298,479     1.059041        5,611,307
AIM V.I. Government Securities
 Fund -- Class I..............     2.40%     2,107,096     1.057315        2,227,864
AIM V.I. Government Securities
 Fund -- Class I..............     2.45%     2,596,595     1.056779        2,744,027
AIM V.I. Government Securities
 Fund -- Class I..............     2.50%     5,398,834     1.056247        5,702,502
AIM V.I. Government Securities
 Fund -- Class I..............     2.55%        72,196     1.055721           76,219
AIM V.I. International Growth
 Fund -- Class I..............     0.95%        88,480     1.445927          127,935
AIM V.I. International Growth
 Fund -- Class I..............     1.10%        56,182     1.438825           80,836
AIM V.I. International Growth
 Fund -- Class I..............     1.15%        18,431     1.436489           26,476
AIM V.I. International Growth
 Fund -- Class I..............     1.25%        14,682     1.430640           21,004
AIM V.I. International Growth
 Fund -- Class I..............     1.30%        21,816     1.429432           31,184
AIM V.I. International Growth
 Fund -- Class I..............     1.35%       503,659     1.428246          719,350
AIM V.I. International Growth
 Fund -- Class I..............     1.40%       885,244     1.424775        1,261,273
AIM V.I. International Growth
 Fund -- Class I..............     1.45%       121,810     1.424261          173,489
AIM V.I. International Growth
 Fund -- Class I..............     1.55%        86,645     1.417764          122,842
AIM V.I. International Growth
 Fund -- Class I..............     1.60%       107,037     1.415457          151,507
AIM V.I. International Growth
 Fund -- Class I..............     1.65%     1,133,354     1.413144        1,601,593
AIM V.I. International Growth
 Fund -- Class I..............     1.70%     2,059,076     1.410825        2,904,996
AIM V.I. International Growth
 Fund -- Class I..............     1.75%       987,295     1.408510        1,390,614

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
AIM V.I. International Growth
 Fund -- Class I..............     1.80%        62,244   $ 1.406196  $        87,527
AIM V.I. International Growth
 Fund -- Class I..............     1.85%     1,528,051     1.403902        2,145,234
AIM V.I. International Growth
 Fund -- Class I..............     1.90%       606,574     1.401609          850,179
AIM V.I. International Growth
 Fund -- Class I..............     1.95%       272,077     1.401725          381,377
AIM V.I. International Growth
 Fund -- Class I..............     2.00%     1,990,861     1.397023        2,781,279
AIM V.I. International Growth
 Fund -- Class I..............     2.05%     3,253,019     1.394744        4,537,129
AIM V.I. International Growth
 Fund -- Class I..............     2.10%        35,720     1.396646           49,888
AIM V.I. International Growth
 Fund -- Class I..............     2.15%     1,001,841     1.391958        1,394,521
AIM V.I. International Growth
 Fund -- Class I..............     2.20%     1,440,814     1.390275        2,003,127
AIM V.I. International Growth
 Fund -- Class I..............     2.25%       119,979     1.388001          166,531
AIM V.I. International Growth
 Fund -- Class I..............     2.30%       242,899     1.386855          336,866
AIM V.I. International Growth
 Fund -- Class I..............     2.35%       697,553     1.385249          966,285
AIM V.I. International Growth
 Fund -- Class I..............     2.40%       129,891     1.382975          179,636
AIM V.I. International Growth
 Fund -- Class I..............     2.45%       212,770     1.382282          294,109
AIM V.I. International Growth
 Fund -- Class I..............     2.50%       227,521     1.381589          314,340
AIM V.I. International Growth
 Fund -- Class I..............     2.55%         9,171     1.380892           12,665
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     0.95%     2,997,792     1.444712        4,330,946
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.10%       373,873     1.437612          537,485
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.15%       137,644     1.435258          197,555
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.25%       435,844     1.429422          623,005
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.30%     2,259,114     1.428236        3,226,548
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%     3,972,108     1.427030        5,668,315
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%    11,964,276     1.423532       17,031,530
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.45%     1,095,539     1.423067        1,559,025
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.50%        16,575     1.421341           23,559
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.55%     2,517,872     1.416574        3,566,752
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.60%     2,408,151     1.414262        3,405,756
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%    14,319,402     1.411931       20,218,007
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.70%    26,951,843     1.409623       37,991,938
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.75%    14,939,141     1.407321       21,024,167
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.80%       833,461     1.405002        1,171,014
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.85%    11,540,935     1.402701       16,188,481
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.90%     4,561,969     1.400396        6,388,563
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.95%     2,024,578     1.400519        2,835,460
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.00%    26,309,273     1.395829       36,723,246
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.05%    61,224,591     1.393538       85,318,793
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.10%       901,534     1.395460        1,258,055
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.15%     8,935,516     1.390779       12,427,328
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.20%    19,245,860     1.389103       26,734,482
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.25%     2,009,800     1.386816        2,787,223
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.30%     1,153,252     1.385662        1,598,018
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.35%     4,760,554     1.384060        6,588,893
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.40%     1,915,815     1.381798        2,647,269
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.45%       898,638     1.381096        1,241,105
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.50%     2,502,999     1.380406        3,455,155
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     2.55%        33,815     1.379716           46,655
AIM V.I. Premier Equity Fund
 -- Class I...................     0.95%       468,054     1.047934          490,489
AIM V.I. Premier Equity Fund
 -- Class I...................     1.10%        41,743     1.042795           43,530

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
AIM V.I. Premier Equity Fund
 -- Class I...................     1.15%        38,454   $ 1.041083  $        40,033
AIM V.I. Premier Equity Fund
 -- Class I...................     1.25%        39,277     1.036831           40,723
AIM V.I. Premier Equity Fund
 -- Class I...................     1.30%       403,257     1.035949          417,753
AIM V.I. Premier Equity Fund
 -- Class I...................     1.35%     8,585,466     1.035098        8,886,799
AIM V.I. Premier Equity Fund
 -- Class I...................     1.40%     5,493,516     1.032581        5,672,500
AIM V.I. Premier Equity Fund
 -- Class I...................     1.45%       159,892     1.032217          165,044
AIM V.I. Premier Equity Fund
 -- Class I...................     1.55%       821,413     1.027518          844,017
AIM V.I. Premier Equity Fund
 -- Class I...................     1.60%       622,974     1.025833          639,067
AIM V.I. Premier Equity Fund
 -- Class I...................     1.65%    11,090,755     1.024162       11,358,730
AIM V.I. Premier Equity Fund
 -- Class I...................     1.70%    24,681,159     1.022485       25,236,115
AIM V.I. Premier Equity Fund
 -- Class I...................     1.75%     6,654,894     1.020802        6,793,329
AIM V.I. Premier Equity Fund
 -- Class I...................     1.80%       592,654     1.019122          603,987
AIM V.I. Premier Equity Fund
 -- Class I...................     1.85%    19,488,265     1.017458       19,828,491
AIM V.I. Premier Equity Fund
 -- Class I...................     1.90%     2,233,992     1.015768        2,269,218
AIM V.I. Premier Equity Fund
 -- Class I...................     1.95%     1,510,437     1.015875        1,534,415
AIM V.I. Premier Equity Fund
 -- Class I...................     2.00%    19,755,609     1.012479       20,002,139
AIM V.I. Premier Equity Fund
 -- Class I...................     2.05%    32,598,612     1.010799       32,950,645
AIM V.I. Premier Equity Fund
 -- Class I...................     2.10%       489,719     1.012187          495,687
AIM V.I. Premier Equity Fund
 -- Class I...................     2.15%    19,406,199     1.008797       19,576,915
AIM V.I. Premier Equity Fund
 -- Class I...................     2.20%    31,785,498     1.007588       32,026,686
AIM V.I. Premier Equity Fund
 -- Class I...................     2.25%     1,038,104     1.005941        1,044,271
AIM V.I. Premier Equity Fund
 -- Class I...................     2.30%     1,278,978     1.005088        1,285,485
AIM V.I. Premier Equity Fund
 -- Class I...................     2.35%     2,367,733     1.003926        2,377,029
AIM V.I. Premier Equity Fund
 -- Class I...................     2.40%     1,514,034     1.002284        1,517,492
AIM V.I. Premier Equity Fund
 -- Class I...................     2.45%     2,466,792     1.001779        2,471,180
AIM V.I. Premier Equity Fund
 -- Class I...................     2.50%     4,437,218     1.001280        4,442,898
AIM V.I. Premier Equity Fund
 -- Class I...................     2.55%        97,266     1.000777           97,342
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     0.95%         7,059    11.703215           82,611
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.25%           275    11.660882            3,204
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.30%         1,511    11.653846           17,607
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.35%        42,154    11.646808          490,960
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.40%        68,401    11.639796          796,177
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.45%         3,321    11.632766           38,629
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.55%         6,761    11.618714           78,552
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.60%         7,249    11.611698           84,174
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.65%        78,179    11.604678          907,240
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.70%       167,259    11.597675        1,939,810
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.75%        25,913    11.590678          300,353
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.80%         3,320    11.583693           38,458
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.85%       207,382    11.576688        2,400,799
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.90%         9,694    11.569700          112,161
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     1.95%        26,718    11.562718          308,927
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.00%       141,422    11.555735        1,634,227
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.05%       296,122    11.548759        3,419,845
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.10%            42    11.541778              487
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.15%       189,553    11.534830        2,186,460
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.20%       323,552    11.527864        3,729,856
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.25%         5,437    11.520895           62,644

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.30%         4,475   $11.513938  $        51,525
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.35%        21,950    11.506991          252,583
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.45%        10,052    11.494297          115,546
AIM V.I. Small Cap Equity Fund
 -- Class S1..................     2.50%        28,440    11.488515          326,730
American Funds Asset
 Allocation Fund -- Class 2...     0.55%        10,465    11.786704          123,350
American Funds Asset
 Allocation Fund -- Class 2...     0.70%         1,451    11.714544           16,995
American Funds Asset
 Allocation Fund -- Class 2...     0.95%     5,629,852    12.192260       68,640,616
American Funds Asset
 Allocation Fund -- Class 2...     1.10%       425,835    12.097301        5,151,446
American Funds Asset
 Allocation Fund -- Class 2...     1.15%       243,957    12.097035        2,951,154
American Funds Asset
 Allocation Fund -- Class 2...     1.25%       532,457    12.012815        6,396,310
American Funds Asset
 Allocation Fund -- Class 2...     1.30%     3,027,807    12.002787       36,342,120
American Funds Asset
 Allocation Fund -- Class 2...     1.35%     3,096,659    11.992768       37,137,505
American Funds Asset
 Allocation Fund -- Class 2...     1.40%    12,637,246    11.054301      139,695,922
American Funds Asset
 Allocation Fund -- Class 2...     1.45%     1,564,920    11.959333       18,715,401
American Funds Asset
 Allocation Fund -- Class 2...     1.50%        34,646    11.944883          413,838
American Funds Asset
 Allocation Fund -- Class 2...     1.55%     2,350,920    10.963433       25,774,146
American Funds Asset
 Allocation Fund -- Class 2...     1.60%     1,625,759    10.967927       17,831,203
American Funds Asset
 Allocation Fund -- Class 2...     1.65%    11,007,076    10.903283      120,013,260
American Funds Asset
 Allocation Fund -- Class 2...     1.70%    15,319,732    11.149082      170,800,950
American Funds Asset
 Allocation Fund -- Class 2...     1.75%     7,643,799    10.877799       83,147,710
American Funds Asset
 Allocation Fund -- Class 2...     1.80%       772,614    10.817768        8,357,961
American Funds Asset
 Allocation Fund -- Class 2...     1.85%     5,921,169    11.078298       65,596,472
American Funds Asset
 Allocation Fund -- Class 2...     1.90%     2,132,535    11.061983       23,590,060
American Funds Asset
 Allocation Fund -- Class 2...     1.95%       923,874    10.825316       10,001,226
American Funds Asset
 Allocation Fund -- Class 2...     2.00%     9,961,413    10.733235      106,918,180
American Funds Asset
 Allocation Fund -- Class 2...     2.05%    23,147,063    10.991757      254,426,887
American Funds Asset
 Allocation Fund -- Class 2...     2.10%       239,092    10.786101        2,578,869
American Funds Asset
 Allocation Fund -- Class 2...     2.15%     3,922,551    10.694390       41,949,292
American Funds Asset
 Allocation Fund -- Class 2...     2.20%     8,195,733    10.681459       87,542,391
American Funds Asset
 Allocation Fund -- Class 2...     2.25%       877,705    10.938720        9,600,970
American Funds Asset
 Allocation Fund -- Class 2...     2.30%       760,695    10.929581        8,314,075
American Funds Asset
 Allocation Fund -- Class 2...     2.35%     1,456,767    10.642768       15,504,037
American Funds Asset
 Allocation Fund -- Class 2...     2.40%       640,908    10.899099        6,985,318
American Funds Asset
 Allocation Fund -- Class 2...     2.45%       308,414    10.893637        3,359,755
American Funds Asset
 Allocation Fund -- Class 2...     2.50%       753,721    10.888180        8,206,655
American Funds Asset
 Allocation Fund -- Class 2...     2.55%         1,641    10.882712           17,854
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.55%        14,037     1.024433           14,380
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.70%         9,170     1.019083            9,345
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.95%    48,955,281     1.010226       49,455,898
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.10%     2,851,235     1.004957        2,865,369
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.15%     2,357,725     1.003208        2,365,288
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.25%     5,708,113     0.998791        5,701,212
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.30%    29,473,391     0.997950       29,412,971
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%    25,003,728     0.997131       24,931,992
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.40%   102,854,906     0.994492      102,288,381
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.45%    13,387,008     0.994337       13,311,197
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.50%       274,045     0.993148          272,167
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.55%    15,747,152     0.989296       15,578,594

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.60%    20,094,658   $ 0.987576  $    19,845,002
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.65%    75,252,024     0.985862       74,188,111
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.70%   122,338,502     0.984137      120,397,846
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.75%    94,253,917     0.982412       92,596,179
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.80%     5,583,816     0.980675        5,475,909
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.85%    51,922,165     0.978978       50,830,657
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.90%    22,690,366     0.977279       22,174,818
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.95%     8,765,136     0.977667        8,569,384
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.00%    90,104,518     0.973866       87,749,726
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.05%   240,210,512     0.972159      233,522,811
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.10%     4,011,390     0.974131        3,907,619
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.15%    32,185,124     0.970333       31,230,288
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.20%    69,731,315     0.969147       67,579,895
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.25%    11,141,267     0.967477       10,778,919
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.30%     5,556,024     0.966652        5,370,741
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.35%    13,805,511     0.965651       13,331,306
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.40%     8,257,378     0.963988        7,960,013
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.45%     3,213,115     0.963488        3,095,798
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.50%     6,031,287     0.963014        5,808,213
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     2.55%        36,346     0.962536           34,985
American Funds Bond Fund --
 Class 2......................     0.55%         2,141    13.409593           28,716
American Funds Bond Fund --
 Class 2......................     0.95%     2,143,498    13.723684       29,416,691
American Funds Bond Fund --
 Class 2......................     1.10%       137,913    13.616768        1,877,930
American Funds Bond Fund --
 Class 2......................     1.15%       103,382    13.616486        1,407,698
American Funds Bond Fund --
 Class 2......................     1.25%       194,527    13.521716        2,630,339
American Funds Bond Fund --
 Class 2......................     1.30%     1,163,010    13.510438       15,712,783
American Funds Bond Fund --
 Class 2......................     1.35%     1,367,961    13.499153       18,466,315
American Funds Bond Fund --
 Class 2......................     1.40%     7,294,433    13.274950       96,833,243
American Funds Bond Fund --
 Class 2......................     1.45%       567,268    13.461520        7,636,292
American Funds Bond Fund --
 Class 2......................     1.50%        10,979    13.445252          147,613
American Funds Bond Fund --
 Class 2......................     1.55%     1,086,548    13.165841       14,305,314
American Funds Bond Fund --
 Class 2......................     1.60%     1,099,990    13.171266       14,488,261
American Funds Bond Fund --
 Class 2......................     1.65%     6,389,993    13.093620       83,668,135
American Funds Bond Fund --
 Class 2......................     1.70%     9,533,238    12.632827      120,431,748
American Funds Bond Fund --
 Class 2......................     1.75%     4,453,857    13.063027       58,180,859
American Funds Bond Fund --
 Class 2......................     1.80%       532,297    12.990975        6,915,059
American Funds Bond Fund --
 Class 2......................     1.85%     3,657,561    12.552649       45,912,074
American Funds Bond Fund --
 Class 2......................     1.90%     1,570,185    12.534195       19,681,010
American Funds Bond Fund --
 Class 2......................     1.95%       409,747    13.000006        5,326,712
American Funds Bond Fund --
 Class 2......................     2.00%     6,542,172    12.889521       84,325,461
American Funds Bond Fund --
 Class 2......................     2.05%    13,127,603    12.454636      163,499,513
American Funds Bond Fund --
 Class 2......................     2.10%       169,239    12.952923        2,192,136
American Funds Bond Fund --
 Class 2......................     2.15%     2,523,299    12.842839       32,406,317
American Funds Bond Fund --
 Class 2......................     2.20%     4,801,881    12.827324       61,595,282
American Funds Bond Fund --
 Class 2......................     2.25%       535,870    12.394556        6,641,868
American Funds Bond Fund --
 Class 2......................     2.30%       404,720    12.384201        5,012,133
American Funds Bond Fund --
 Class 2......................     2.35%       884,825    12.780863       11,308,832
American Funds Bond Fund --
 Class 2......................     2.40%       529,944    12.349650        6,544,627

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
American Funds Bond Fund --
 Class 2......................     2.45%       216,922   $12.343467  $     2,677,569
American Funds Bond Fund --
 Class 2......................     2.50%       539,903    12.337271        6,660,929
American Funds Bond Fund --
 Class 2......................     2.55%         7,194    12.331092           88,704
American Funds Global Growth
 Fund -- Class 2..............     0.55%         3,328    10.711021           35,645
American Funds Global Growth
 Fund -- Class 2..............     0.95%     1,904,328    11.947825       22,752,572
American Funds Global Growth
 Fund -- Class 2..............     1.10%       183,219    11.854684        2,172,003
American Funds Global Growth
 Fund -- Class 2..............     1.15%        77,094    11.854451          913,911
American Funds Global Growth
 Fund -- Class 2..............     1.25%       251,782    11.771893        2,963,952
American Funds Global Growth
 Fund -- Class 2..............     1.30%       744,945    11.762088        8,762,118
American Funds Global Growth
 Fund -- Class 2..............     1.35%       882,226    11.752269       10,368,159
American Funds Global Growth
 Fund -- Class 2..............     1.40%     5,225,450    11.887898       62,119,619
American Funds Global Growth
 Fund -- Class 2..............     1.45%       549,003    11.719494        6,434,036
American Funds Global Growth
 Fund -- Class 2..............     1.50%         6,973    11.705321           81,627
American Funds Global Growth
 Fund -- Class 2..............     1.55%       760,820    11.790179        8,970,202
American Funds Global Growth
 Fund -- Class 2..............     1.60%       588,097    11.794979        6,936,597
American Funds Global Growth
 Fund -- Class 2..............     1.65%     3,088,992    11.725454       36,219,831
American Funds Global Growth
 Fund -- Class 2..............     1.70%     5,064,480     9.131685       46,247,235
American Funds Global Growth
 Fund -- Class 2..............     1.75%     2,263,037    11.698050       26,473,123
American Funds Global Growth
 Fund -- Class 2..............     1.80%       235,023    11.633500        2,734,135
American Funds Global Growth
 Fund -- Class 2..............     1.85%     2,616,855     9.073645       23,744,413
American Funds Global Growth
 Fund -- Class 2..............     1.90%     1,007,501     9.060289        9,128,252
American Funds Global Growth
 Fund -- Class 2..............     1.95%       227,252    11.641618        2,645,580
American Funds Global Growth
 Fund -- Class 2..............     2.00%     2,435,015    11.542525       28,106,226
American Funds Global Growth
 Fund -- Class 2..............     2.05%     8,806,771     9.002754       79,285,191
American Funds Global Growth
 Fund -- Class 2..............     2.10%        55,797    11.599446          647,216
American Funds Global Growth
 Fund -- Class 2..............     2.15%       924,130    11.500773       10,628,205
American Funds Global Growth
 Fund -- Class 2..............     2.20%     2,321,403    11.486870       26,665,658
American Funds Global Growth
 Fund -- Class 2..............     2.25%       414,185     8.959306        3,710,806
American Funds Global Growth
 Fund -- Class 2..............     2.30%       132,953     8.951838        1,190,169
American Funds Global Growth
 Fund -- Class 2..............     2.35%       509,440    11.445274        5,830,680
American Funds Global Growth
 Fund -- Class 2..............     2.40%       378,721     8.926886        3,380,801
American Funds Global Growth
 Fund -- Class 2..............     2.45%       119,403     8.184662          977,275
American Funds Global Growth
 Fund -- Class 2..............     2.50%       439,268     8.180564        3,593,459
American Funds Global Growth
 Fund -- Class 2..............     2.55%         5,074     8.176466           41,484
American Funds Growth Fund --
 Class 2......................     0.55%         9,193     9.179128           84,386
American Funds Growth Fund --
 Class 2......................     0.70%         4,534     9.122898           41,359
American Funds Growth Fund --
 Class 2......................     0.95%     7,412,543    12.197135       90,411,791
American Funds Growth Fund --
 Class 2......................     1.10%       424,890    12.102064        5,142,050
American Funds Growth Fund --
 Class 2......................     1.15%       479,120    12.101776        5,798,203
American Funds Growth Fund --
 Class 2......................     1.25%       796,260    12.017478        9,569,032
American Funds Growth Fund --
 Class 2......................     1.30%     3,830,842    12.007456       45,998,664
American Funds Growth Fund --
 Class 2......................     1.35%     4,937,328    11.997422       59,235,205
American Funds Growth Fund --
 Class 2......................     1.40%    24,941,910    11.603152      289,404,775
American Funds Growth Fund --
 Class 2......................     1.45%     2,018,174    11.963986       24,145,404
American Funds Growth Fund --
 Class 2......................     1.50%        26,142    11.949513          312,386
American Funds Growth Fund --
 Class 2......................     1.55%     4,070,975    11.507743       46,847,740
American Funds Growth Fund --
 Class 2......................     1.60%     4,109,981    11.512438       47,315,906
American Funds Growth Fund --
 Class 2......................     1.65%    18,754,516    11.444565      214,637,280

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
American Funds Growth Fund --
 Class 2......................     1.70%    39,176,434   $ 7.984799  $   312,815,948
American Funds Growth Fund --
 Class 2......................     1.75%    13,742,974    11.417752      156,913,864
American Funds Growth Fund --
 Class 2......................     1.80%     1,538,641    11.354745       17,470,877
American Funds Growth Fund --
 Class 2......................     1.85%    19,703,897     7.934057      156,331,838
American Funds Growth Fund --
 Class 2......................     1.90%     6,454,030     7.922366       51,131,186
American Funds Growth Fund --
 Class 2......................     1.95%     1,504,429    11.362684       17,094,351
American Funds Growth Fund --
 Class 2......................     2.00%    22,079,872    11.266000      248,751,835
American Funds Growth Fund --
 Class 2......................     2.05%    71,487,859     7.871994      562,751,994
American Funds Growth Fund --
 Class 2......................     2.10%       556,107    11.321555        6,295,994
American Funds Growth Fund --
 Class 2......................     2.15%    10,695,002    11.225211      120,053,657
American Funds Growth Fund --
 Class 2......................     2.20%    18,625,208    11.211639      208,819,111
American Funds Growth Fund --
 Class 2......................     2.25%     2,672,507     7.834033       20,936,506
American Funds Growth Fund --
 Class 2......................     2.30%     1,952,998     7.827485       15,287,061
American Funds Growth Fund --
 Class 2......................     2.35%     3,469,934    11.171043       38,762,786
American Funds Growth Fund --
 Class 2......................     2.40%     1,784,802     7.805651       13,931,542
American Funds Growth Fund --
 Class 2......................     2.45%     1,682,800     7.831177       13,178,306
American Funds Growth Fund --
 Class 2......................     2.50%     3,085,991     7.827248       24,154,821
American Funds Growth Fund --
 Class 2......................     2.55%        32,993     7.823331          258,116
American Funds Growth-Income
 Fund -- Class 2..............     0.55%        14,880    12.475956          185,646
American Funds Growth-Income
 Fund -- Class 2..............     0.70%         2,037    12.399574           25,259
American Funds Growth-Income
 Fund -- Class 2..............     0.95%    10,777,331    13.442572      144,875,041
American Funds Growth-Income
 Fund -- Class 2..............     1.10%       686,293    13.337844        9,153,665
American Funds Growth-Income
 Fund -- Class 2..............     1.15%       531,829    13.337522        7,093,284
American Funds Growth-Income
 Fund -- Class 2..............     1.25%     1,017,666    13.244699       13,478,673
American Funds Growth-Income
 Fund -- Class 2..............     1.30%     5,285,615    13.233627       69,947,857
American Funds Growth-Income
 Fund -- Class 2..............     1.35%     5,475,694    13.222603       72,402,931
American Funds Growth-Income
 Fund -- Class 2..............     1.40%    34,168,157    11.817193      403,771,701
American Funds Growth-Income
 Fund -- Class 2..............     1.45%     2,530,106    13.185716       33,361,256
American Funds Growth-Income
 Fund -- Class 2..............     1.50%        28,482    13.169804          375,106
American Funds Growth-Income
 Fund -- Class 2..............     1.55%     5,305,188    11.720052       62,177,074
American Funds Growth-Income
 Fund -- Class 2..............     1.60%     4,962,043    11.724892       58,179,417
American Funds Growth-Income
 Fund -- Class 2..............     1.65%    19,977,450    11.655786      232,852,877
American Funds Growth-Income
 Fund -- Class 2..............     1.70%    29,106,503    11.818773      344,003,150
American Funds Growth-Income
 Fund -- Class 2..............     1.75%    16,914,941    11.628492      196,695,254
American Funds Growth-Income
 Fund -- Class 2..............     1.80%     1,917,141    11.564309       22,170,409
American Funds Growth-Income
 Fund -- Class 2..............     1.85%    14,280,766    11.743706      167,709,122
American Funds Growth-Income
 Fund -- Class 2..............     1.90%     4,821,621    11.726414       56,540,328
American Funds Growth-Income
 Fund -- Class 2..............     1.95%     1,625,935    11.572399       18,815,968
American Funds Growth-Income
 Fund -- Class 2..............     2.00%    22,158,447    11.473991      254,245,821
American Funds Growth-Income
 Fund -- Class 2..............     2.05%    45,391,023    11.651955      528,894,152
American Funds Growth-Income
 Fund -- Class 2..............     2.10%       661,980    11.530506        7,632,959
American Funds Growth-Income
 Fund -- Class 2..............     2.15%    11,515,766    11.432438      131,653,277
American Funds Growth-Income
 Fund -- Class 2..............     2.20%    18,095,960    11.418631      206,631,088
American Funds Growth-Income
 Fund -- Class 2..............     2.25%     1,818,270    11.595756       21,084,214
American Funds Growth-Income
 Fund -- Class 2..............     2.30%     1,170,992    11.586062       13,567,188
American Funds Growth-Income
 Fund -- Class 2..............     2.35%     3,569,180    11.377256       40,607,474
American Funds Growth-Income
 Fund -- Class 2..............     2.40%     1,351,181    11.553751       15,611,214
American Funds Growth-Income
 Fund -- Class 2..............     2.45%     1,272,005    11.716059       14,902,887

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
American Funds Growth-Income
 Fund -- Class 2..............     2.50%     2,325,776   $11.710192  $    27,235,289
American Funds Growth-Income
 Fund -- Class 2..............     2.55%        22,931    11.704328          268,390
American Funds International
 Fund -- Class 2..............     0.55%         4,397    10.393491           45,696
American Funds International
 Fund -- Class 2..............     0.70%         1,631    10.329822           16,843
American Funds International
 Fund -- Class 2..............     0.95%     1,163,278    11.258248       13,096,467
American Funds International
 Fund -- Class 2..............     1.10%        89,355    11.170498          998,141
American Funds International
 Fund -- Class 2..............     1.15%        64,260    11.170255          717,803
American Funds International
 Fund -- Class 2..............     1.25%       173,468    11.092474        1,924,185
American Funds International
 Fund -- Class 2..............     1.30%       448,999    11.083225        4,976,357
American Funds International
 Fund -- Class 2..............     1.35%     1,396,244    11.073981       15,461,981
American Funds International
 Fund -- Class 2..............     1.40%     6,880,628    11.696530       80,479,471
American Funds International
 Fund -- Class 2..............     1.45%       308,431    11.043098        3,406,035
American Funds International
 Fund -- Class 2..............     1.50%         2,966    11.029740           32,707
American Funds International
 Fund -- Class 2..............     1.55%     1,080,442    11.600346       12,533,504
American Funds International
 Fund -- Class 2..............     1.60%     1,091,956    11.605113       12,672,275
American Funds International
 Fund -- Class 2..............     1.65%     3,811,060    11.536719       43,967,123
American Funds International
 Fund -- Class 2..............     1.70%     7,186,096     8.823995       63,410,076
American Funds International
 Fund -- Class 2..............     1.75%     2,952,533    11.509714       33,982,806
American Funds International
 Fund -- Class 2..............     1.80%       320,065    11.446210        3,663,531
American Funds International
 Fund -- Class 2..............     1.85%     4,276,597     8.767968       37,497,064
American Funds International
 Fund -- Class 2..............     1.90%     1,399,572     8.755036       12,253,304
American Funds International
 Fund -- Class 2..............     1.95%       340,865    11.454187        3,904,330
American Funds International
 Fund -- Class 2..............     2.00%     3,048,363    11.356739       34,619,461
American Funds International
 Fund -- Class 2..............     2.05%    11,684,261     8.699409      101,646,166
American Funds International
 Fund -- Class 2..............     2.10%       147,737    11.412712        1,686,081
American Funds International
 Fund -- Class 2..............     2.15%     2,230,942    11.315640       25,244,532
American Funds International
 Fund -- Class 2..............     2.20%     4,886,166    11.301943       55,223,165
American Funds International
 Fund -- Class 2..............     2.25%       470,057     8.657469        4,069,505
American Funds International
 Fund -- Class 2..............     2.30%       237,947     8.650218        2,058,296
American Funds International
 Fund -- Class 2..............     2.35%       544,321    11.261040        6,129,622
American Funds International
 Fund -- Class 2..............     2.40%       482,795     8.626119        4,164,651
American Funds International
 Fund -- Class 2..............     2.45%       339,630     7.882012        2,676,969
American Funds International
 Fund -- Class 2..............     2.50%       940,786     7.878061        7,411,569
American Funds International
 Fund -- Class 2..............     2.55%        10,641     7.874120           83,791
American Funds New World Fund
 -- Class 2...................     0.55%         2,978    14.688942           43,742
American Funds New World Fund
 -- Class 2...................     0.70%         1,070    14.599032           15,614
American Funds New World Fund
 -- Class 2...................     0.95%       205,581    15.210970        3,127,085
American Funds New World Fund
 -- Class 2...................     1.10%        36,546    15.092452          551,569
American Funds New World Fund
 -- Class 2...................     1.15%        15,507    15.092135          234,031
American Funds New World Fund
 -- Class 2...................     1.25%        23,851    14.987068          357,462
American Funds New World Fund
 -- Class 2...................     1.30%        52,128    14.974556          780,590
American Funds New World Fund
 -- Class 2...................     1.35%       212,344    14.962078        3,177,111
American Funds New World Fund
 -- Class 2...................     1.40%     1,415,007    14.180702       20,065,799
American Funds New World Fund
 -- Class 2...................     1.45%        23,104    14.920348          344,720
American Funds New World Fund
 -- Class 2...................     1.50%           297    14.902325            4,429
American Funds New World Fund
 -- Class 2...................     1.55%       207,473    14.064158        2,917,932
American Funds New World Fund
 -- Class 2...................     1.60%       106,950    14.069926        1,504,776
American Funds New World Fund
 -- Class 2...................     1.65%       857,819    13.986969       11,998,289

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
American Funds New World Fund
 -- Class 2...................     1.70%     1,029,543   $13.224307  $    13,614,987
American Funds New World Fund
 -- Class 2...................     1.75%       564,447    13.954276        7,876,443
American Funds New World Fund
 -- Class 2...................     1.80%        41,188    13.877248          571,582
American Funds New World Fund
 -- Class 2...................     1.85%       609,426    13.140341        8,008,070
American Funds New World Fund
 -- Class 2...................     1.90%       252,504    13.120983        3,313,098
American Funds New World Fund
 -- Class 2...................     1.95%        71,782    13.886969          996,837
American Funds New World Fund
 -- Class 2...................     2.00%       743,510    13.768841       10,237,266
American Funds New World Fund
 -- Class 2...................     2.05%     1,379,565    13.037675       17,986,315
American Funds New World Fund
 -- Class 2...................     2.10%        43,092    13.836682          596,255
American Funds New World Fund
 -- Class 2...................     2.15%       411,824    13.718991        5,649,810
American Funds New World Fund
 -- Class 2...................     2.20%       554,273    13.702424        7,594,879
American Funds New World Fund
 -- Class 2...................     2.25%        85,406    12.974768        1,108,119
American Funds New World Fund
 -- Class 2...................     2.30%        36,735    12.963947          476,228
American Funds New World Fund
 -- Class 2...................     2.35%       143,030    13.652805        1,952,756
American Funds New World Fund
 -- Class 2...................     2.40%        46,194    12.927796          597,191
American Funds New World Fund
 -- Class 2...................     2.45%        42,209    12.921331          545,392
American Funds New World Fund
 -- Class 2...................     2.50%        96,737    12.914857        1,249,339
American Funds New World Fund
 -- Class 2...................     2.55%            65    12.908373              840
American Funds Global Small
 Capitalization Fund -- Class
 2............................     0.95%       471,158    13.406321        6,316,499
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.10%        54,394    13.301860          723,541
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.15%        23,151    13.301567          307,945
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.25%        95,659    13.208950        1,263,549
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.30%       194,651    13.197927        2,568,992
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.35%       437,931    13.186926        5,774,968
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.40%     2,302,390    14.045346       32,337,868
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.45%       184,252    13.150171        2,422,948
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.50%           634    13.134276            8,324
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.55%       370,589    13.929904        5,162,264
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.60%       299,797    13.935574        4,177,850
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.65%     1,361,237    13.853417       18,857,790
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.70%     2,519,532    10.262848       25,857,571
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.75%     1,001,709    13.821020       13,844,647
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.80%       117,363    13.744728        1,613,117
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.85%     1,579,599    10.197628       16,108,167
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.90%       550,405    10.182629        5,604,566
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.95%       104,120    13.754346        1,432,097
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.00%     1,534,423    13.637291       20,925,368
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.05%     4,011,226    10.117947       40,585,375
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.10%        55,592    13.704582          761,859
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.15%       773,227    13.587938       10,506,556
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.20%     1,568,261    13.571516       21,283,673
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.25%       205,956    10.069149        2,073,803
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.30%       130,028    10.060752        1,308,178
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.35%       245,282    13.522404        3,316,799
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.40%       152,865    10.032697        1,533,652
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.45%       121,564     9.898005        1,203,244
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.50%       232,357     9.893043        2,298,722
American Funds Global Small
 Capitalization Fund -- Class
 2............................     2.55%           365     9.888098            3,606

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Franklin Rising Dividends
 Securities Fund -- Class 2...     0.95%       550,441   $13.343129  $     7,344,611
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.10%        11,330    13.309756          150,796
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.15%        13,909    13.298639          184,974
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.25%        91,250    13.276451        1,211,479
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.30%       356,054    13.265383        4,723,194
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.35%     1,108,498    13.254307       14,692,381
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.40%       651,864    13.243237        8,632,788
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.45%       403,786    13.232196        5,342,984
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.50%           515    13.221147            6,815
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.55%       141,638    13.210109        1,871,059
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.60%       134,383    13.199075        1,773,730
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.65%     1,629,274    13.188066       21,486,969
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.70%     3,102,762    13.177066       40,885,299
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.75%       815,694    13.166056       10,739,475
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.80%        66,287    13.155082          872,014
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.85%     2,536,995    13.144091       33,346,492
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.90%       228,491    13.133129        3,000,796
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.95%       191,458    13.122165        2,512,340
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.00%     2,245,192    13.111210       29,437,179
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.05%     4,395,376    13.100271       57,580,617
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.10%        34,999    13.089343          458,120
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.15%     2,050,244    13.078414       26,813,935
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.20%     4,470,201    13.067497       58,414,341
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.25%       108,817    13.056591        1,420,775
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.30%       202,254    13.045692        2,638,539
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.35%       555,269    13.034812        7,237,825
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.40%        93,741    13.023921        1,220,869
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.45%       254,868    13.017393        3,317,712
Franklin Rising Dividends
 Securities Fund -- Class 2...     2.50%       581,258    13.010868        7,562,677
Franklin Income Securities
 Fund -- Class 2..............     0.95%       863,574    13.642332       11,781,159
Franklin Income Securities
 Fund -- Class 2..............     1.10%        10,713    13.587823          145,560
Franklin Income Securities
 Fund -- Class 2..............     1.15%        13,896    13.569696          188,568
Franklin Income Securities
 Fund -- Class 2..............     1.25%       107,748    13.526761        1,457,478
Franklin Income Securities
 Fund -- Class 2..............     1.30%       554,723    13.515456        7,497,339
Franklin Income Securities
 Fund -- Class 2..............     1.35%     2,088,838    13.504175       28,208,023
Franklin Income Securities
 Fund -- Class 2..............     1.40%     1,678,203    13.479430       22,621,222
Franklin Income Securities
 Fund -- Class 2..............     1.45%       524,346    13.466551        7,061,139
Franklin Income Securities
 Fund -- Class 2..............     1.50%           930    13.450287           12,503
Franklin Income Securities
 Fund -- Class 2..............     1.55%       407,880    13.425558        5,476,020
Franklin Income Securities
 Fund -- Class 2..............     1.60%       304,053    13.407647        4,076,641
Franklin Income Securities
 Fund -- Class 2..............     1.65%     4,693,566    13.389761       62,845,729
Franklin Income Securities
 Fund -- Class 2..............     1.70%     8,362,095    13.371884      111,816,965
Franklin Income Securities
 Fund -- Class 2..............     1.75%     2,942,277    13.354059       39,291,343
Franklin Income Securities
 Fund -- Class 2..............     1.80%       160,047    13.336240        2,134,425
Franklin Income Securities
 Fund -- Class 2..............     1.85%     4,543,951    13.318445       60,518,359
Franklin Income Securities
 Fund -- Class 2..............     1.90%       772,986    13.300681       10,281,235
Franklin Income Securities
 Fund -- Class 2..............     1.95%       592,722    13.289641        7,877,066
Franklin Income Securities
 Fund -- Class 2..............     2.00%     6,373,482    13.265242       84,545,777

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Franklin Income Securities
 Fund -- Class 2..............     2.05%    14,825,859   $13.247511  $   196,405,724
Franklin Income Securities
 Fund -- Class 2..............     2.10%       146,885    13.241553        1,944,983
Franklin Income Securities
 Fund -- Class 2..............     2.15%     4,107,275    13.217219       54,286,756
Franklin Income Securities
 Fund -- Class 2..............     2.20%    10,264,841    13.201258      135,508,813
Franklin Income Securities
 Fund -- Class 2..............     2.25%       456,349    13.183637        6,016,340
Franklin Income Securities
 Fund -- Class 2..............     2.30%       294,897    13.172620        3,884,563
Franklin Income Securities
 Fund -- Class 2..............     2.35%       850,518    13.153448       11,187,239
Franklin Income Securities
 Fund -- Class 2..............     2.40%       200,875    13.135925        2,638,676
Franklin Income Securities
 Fund -- Class 2..............     2.45%       370,163    13.129337        4,859,995
Franklin Income Securities
 Fund -- Class 2..............     2.50%       861,993    13.122761       11,311,726
Franklin Large Cap Growth
 Securities Fund -- Class 2...     0.95%        26,893    11.174616          300,520
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.15%           262    11.115080            2,915
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.25%         3,707    11.079869           41,069
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.30%        22,732    11.070633          251,660
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.35%       421,045    11.061388        4,657,342
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.40%       196,389    11.041099        2,168,351
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.45%        19,931    11.030527          219,849
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.55%        47,713    10.996958          524,700
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.60%         6,564    10.982282           72,091
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.65%       593,996    10.967633        6,514,732
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.70%     1,200,439    10.953000       13,148,400
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.75%       255,876    10.938356        2,798,862
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.80%        31,229    10.923765          341,142
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.85%       995,210    10.909182       10,856,926
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.90%        68,756    10.894628          749,071
Franklin Large Cap Growth
 Securities Fund -- Class 2...     1.95%        76,057    10.885587          827,925
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.00%       814,213    10.865554        8,846,879
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.05%     1,434,979    10.851077       15,571,061
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.10%        22,602    10.846183          245,140
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.15%       939,217    10.826228       10,168,177
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.20%     1,533,170    10.813136       16,578,380
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.25%        20,503    10.798702          221,403
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.30%        83,655    10.789690          902,615
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.35%        84,148    10.773963          906,606
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.40%        35,834    10.759579          385,561
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.45%       124,236    10.754187        1,336,053
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.50%       214,327    10.748796        2,303,754
Franklin Large Cap Growth
 Securities Fund -- Class 2...     2.55%         1,209    10.743408           12,994
Franklin Real Estate Fund --
 Class 2......................     0.95%        32,236    25.112355          809,528
Franklin Real Estate Fund --
 Class 2......................     1.10%         2,874    24.916833           71,619
Franklin Real Estate Fund --
 Class 2......................     1.15%         2,422    24.916327           60,355
Franklin Real Estate Fund --
 Class 2......................     1.30%         2,506    24.722280           61,960
Franklin Real Estate Fund --
 Class 2......................     1.40%       711,204    21.373611       15,201,007
Franklin Real Estate Fund --
 Class 2......................     1.45%           801    24.632782           19,719
Franklin Real Estate Fund --
 Class 2......................     1.55%        93,884    21.197982        1,990,160
Franklin Real Estate Fund --
 Class 2......................     1.60%        88,995    21.206749        1,887,288
Franklin Real Estate Fund --
 Class 2......................     1.65%       294,136    21.081719        6,200,889
Franklin Real Estate Fund --
 Class 2......................     1.70%       286,665    19.286323        5,528,707

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Franklin Real Estate Fund --
 Class 2......................     1.75%        37,456   $21.032508  $       787,792
Franklin Real Estate Fund --
 Class 2......................     1.80%        31,381    20.916450          656,373
Franklin Real Estate Fund --
 Class 2......................     1.85%       190,960    19.163888        3,659,538
Franklin Real Estate Fund --
 Class 2......................     1.90%        74,096    19.135694        1,417,869
Franklin Real Estate Fund --
 Class 2......................     1.95%         1,591    20.931056           33,309
Franklin Real Estate Fund --
 Class 2......................     2.00%        51,741    20.753135        1,073,787
Franklin Real Estate Fund --
 Class 2......................     2.05%        84,070    19.014302        1,598,525
Franklin Real Estate Fund --
 Class 2......................     2.10%         3,496    20.855278           72,904
Franklin Real Estate Fund --
 Class 2......................     2.15%         1,837    20.678033           37,984
Franklin Real Estate Fund --
 Class 2......................     2.20%         2,710    20.653032           55,971
Franklin Real Estate Fund --
 Class 2......................     2.25%         8,530    18.922550          161,409
Franklin Real Estate Fund --
 Class 2......................     2.30%         2,008    18.913065           37,970
Franklin Real Estate Fund --
 Class 2......................     2.35%           124    20.578259            2,550
Franklin Real Estate Fund --
 Class 2......................     2.40%        12,414    18.854076          234,060
Franklin Small Cap Fund --
 Class 2......................     0.95%       199,676    11.869463        2,370,052
Franklin Small Cap Fund --
 Class 2......................     1.10%        11,726    11.776956          138,092
Franklin Small Cap Fund --
 Class 2......................     1.15%        24,478    11.776701          288,275
Franklin Small Cap Fund --
 Class 2......................     1.25%        14,560    11.694637          170,274
Franklin Small Cap Fund --
 Class 2......................     1.30%        85,994    11.684875        1,004,825
Franklin Small Cap Fund --
 Class 2......................     1.35%       413,809    11.675142        4,831,276
Franklin Small Cap Fund --
 Class 2......................     1.40%     2,958,833    12.241196       36,219,658
Franklin Small Cap Fund --
 Class 2......................     1.45%        27,374    11.642583          318,701
Franklin Small Cap Fund --
 Class 2......................     1.50%         1,084    11.628526           12,601
Franklin Small Cap Fund --
 Class 2......................     1.55%       567,098    12.140557        6,884,886
Franklin Small Cap Fund --
 Class 2......................     1.60%       504,009    12.145513        6,121,452
Franklin Small Cap Fund --
 Class 2......................     1.65%     2,100,922    12.073889       25,366,299
Franklin Small Cap Fund --
 Class 2......................     1.70%     6,029,807     7.010929       42,274,548
Franklin Small Cap Fund --
 Class 2......................     1.75%     2,155,067    12.045644       25,959,168
Franklin Small Cap Fund --
 Class 2......................     1.80%       197,918    11.979147        2,370,893
Franklin Small Cap Fund --
 Class 2......................     1.85%     2,153,864     6.966385       15,004,643
Franklin Small Cap Fund --
 Class 2......................     1.90%     1,404,047     6.956116        9,766,717
Franklin Small Cap Fund --
 Class 2......................     1.95%       214,388    11.987535        2,569,981
Franklin Small Cap Fund --
 Class 2......................     2.00%     3,330,526    11.885529       39,585,061
Franklin Small Cap Fund --
 Class 2......................     2.05%    11,328,324     6.911905       78,300,299
Franklin Small Cap Fund --
 Class 2......................     2.10%       129,717    11.944148        1,549,354
Franklin Small Cap Fund --
 Class 2......................     2.15%       837,587    11.842472        9,919,098
Franklin Small Cap Fund --
 Class 2......................     2.20%     2,027,730    11.828167       23,984,324
Franklin Small Cap Fund --
 Class 2......................     2.25%       347,528     6.878566        2,390,495
Franklin Small Cap Fund --
 Class 2......................     2.30%       252,628     6.872827        1,736,267
Franklin Small Cap Fund --
 Class 2......................     2.35%       468,071    11.785344        5,516,375
Franklin Small Cap Fund --
 Class 2......................     2.40%       486,256     6.853671        3,332,637
Franklin Small Cap Fund --
 Class 2......................     2.45%       247,010     6.819597        1,684,511
Franklin Small Cap Fund --
 Class 2......................     2.50%       394,309     6.816177        2,687,681
Franklin Small Cap Fund --
 Class 2......................     2.55%         9,454     6.812757           64,408
Franklin Strategic Income
 Securities Fund -- Class 1...     0.95%       366,668    15.102795        5,537,709
Franklin Strategic Income
 Securities Fund -- Class 1...     1.10%        19,166    14.985185          287,205
Franklin Strategic Income
 Securities Fund -- Class 1...     1.15%        15,188    14.984872          227,597
Franklin Strategic Income
 Securities Fund -- Class 1...     1.25%        53,308    14.880592          793,259

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Franklin Strategic Income
 Securities Fund -- Class 1...     1.30%       322,781   $14.868167  $     4,799,171
Franklin Strategic Income
 Securities Fund -- Class 1...     1.35%       627,237    14.855743        9,318,078
Franklin Strategic Income
 Securities Fund -- Class 1...     1.40%     2,016,738    14.502377       29,247,499
Franklin Strategic Income
 Securities Fund -- Class 1...     1.45%       179,209    14.814338        2,654,871
Franklin Strategic Income
 Securities Fund -- Class 1...     1.50%         4,865    14.796445           71,994
Franklin Strategic Income
 Securities Fund -- Class 1...     1.55%       448,410    14.383202        6,449,581
Franklin Strategic Income
 Securities Fund -- Class 1...     1.60%       347,188    14.389106        4,995,735
Franklin Strategic Income
 Securities Fund -- Class 1...     1.65%     2,086,467    14.304321       29,845,498
Franklin Strategic Income
 Securities Fund -- Class 1...     1.70%     3,359,996    13.755476       46,218,341
Franklin Strategic Income
 Securities Fund -- Class 1...     1.75%     1,934,530    14.270856       27,607,405
Franklin Strategic Income
 Securities Fund -- Class 1...     1.80%       165,040    14.192140        2,342,277
Franklin Strategic Income
 Securities Fund -- Class 1...     1.85%     1,171,877    13.668159       16,017,409
Franklin Strategic Income
 Securities Fund -- Class 1...     1.90%       471,703    13.648055        6,437,826
Franklin Strategic Income
 Securities Fund -- Class 1...     1.95%       141,519    14.202025        2,009,855
Franklin Strategic Income
 Securities Fund -- Class 1...     2.00%     2,688,996    14.081305       37,864,582
Franklin Strategic Income
 Securities Fund -- Class 1...     2.05%     5,912,177    13.561432       80,177,580
Franklin Strategic Income
 Securities Fund -- Class 1...     2.10%       129,048    14.150605        1,826,105
Franklin Strategic Income
 Securities Fund -- Class 1...     2.15%     1,248,684    14.030339       17,519,459
Franklin Strategic Income
 Securities Fund -- Class 1...     2.20%     2,342,433    14.013390       32,825,427
Franklin Strategic Income
 Securities Fund -- Class 1...     2.25%       153,578    13.496010        2,072,687
Franklin Strategic Income
 Securities Fund -- Class 1...     2.30%       280,228    13.484736        3,778,795
Franklin Strategic Income
 Securities Fund -- Class 1...     2.35%       312,438    13.962653        4,362,464
Franklin Strategic Income
 Securities Fund -- Class 1...     2.40%       176,762    13.447148        2,376,948
Franklin Strategic Income
 Securities Fund -- Class 1...     2.45%       132,594    13.528520        1,793,799
Franklin Strategic Income
 Securities Fund -- Class 1...     2.50%       153,356    13.521731        2,073,637
Franklin Strategic Income
 Securities Fund -- Class 1...     2.55%         1,721    13.514956           23,264
Mutual Shares Securities Fund
 -- Class 2...................     0.55%         1,316    13.744675           18,091
Mutual Shares Securities Fund
 -- Class 2...................     0.70%         1,614    13.660546           22,051
Mutual Shares Securities Fund
 -- Class 2...................     0.95%       997,343    15.549701       15,508,383
Mutual Shares Securities Fund
 -- Class 2...................     1.10%        67,183    15.428584        1,036,541
Mutual Shares Securities Fund
 -- Class 2...................     1.15%        85,100    15.428236        1,312,945
Mutual Shares Securities Fund
 -- Class 2...................     1.25%        77,923    15.320858        1,193,849
Mutual Shares Securities Fund
 -- Class 2...................     1.30%       478,529    15.308071        7,325,353
Mutual Shares Securities Fund
 -- Class 2...................     1.35%     1,145,104    15.295281       17,514,676
Mutual Shares Securities Fund
 -- Class 2...................     1.40%     5,249,136    13.764052       72,249,371
Mutual Shares Securities Fund
 -- Class 2...................     1.45%       260,368    15.252632        3,971,297
Mutual Shares Securities Fund
 -- Class 2...................     1.50%         4,263    15.234194           64,946
Mutual Shares Securities Fund
 -- Class 2...................     1.55%       817,335    13.650916       11,157,362
Mutual Shares Securities Fund
 -- Class 2...................     1.60%       929,906    13.656519       12,699,273
Mutual Shares Securities Fund
 -- Class 2...................     1.65%     5,658,432    13.576032       76,819,055
Mutual Shares Securities Fund
 -- Class 2...................     1.70%    10,000,570    13.039912      130,406,556
Mutual Shares Securities Fund
 -- Class 2...................     1.75%     3,609,653    13.544291       48,890,194
Mutual Shares Securities Fund
 -- Class 2...................     1.80%       498,367    13.469539        6,712,774
Mutual Shares Securities Fund
 -- Class 2...................     1.85%     4,080,667    12.957155       52,873,831
Mutual Shares Securities Fund
 -- Class 2...................     1.90%     1,707,666    12.938068       22,093,898
Mutual Shares Securities Fund
 -- Class 2...................     1.95%       462,503    13.478928        6,234,046
Mutual Shares Securities Fund
 -- Class 2...................     2.00%     6,982,407    13.364320       93,315,114
Mutual Shares Securities Fund
 -- Class 2...................     2.05%    16,808,304    12.855937      216,086,499

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Mutual Shares Securities Fund
 -- Class 2...................     2.10%       197,023   $13.430117  $     2,646,041
Mutual Shares Securities Fund
 -- Class 2...................     2.15%     2,934,815    13.315943       39,079,834
Mutual Shares Securities Fund
 -- Class 2...................     2.20%     7,735,856    13.299838      102,885,624
Mutual Shares Securities Fund
 -- Class 2...................     2.25%       588,936    12.793898        7,534,791
Mutual Shares Securities Fund
 -- Class 2...................     2.30%       352,950    12.783218        4,511,833
Mutual Shares Securities Fund
 -- Class 2...................     2.35%       834,006    13.251681       11,051,985
Mutual Shares Securities Fund
 -- Class 2...................     2.40%       484,687    12.747565        6,178,577
Mutual Shares Securities Fund
 -- Class 2...................     2.45%       291,456    13.243042        3,859,763
Mutual Shares Securities Fund
 -- Class 2...................     2.50%       618,343    13.236404        8,184,636
Mutual Shares Securities Fund
 -- Class 2...................     2.55%        20,101    13.229769          265,933
Templeton Developing Markets
 Securities Fund -- Class 1...     0.95%        48,759    15.109178          736,710
Templeton Developing Markets
 Securities Fund -- Class 1...     1.10%         1,291    14.991426           19,347
Templeton Developing Markets
 Securities Fund -- Class 1...     1.15%           103    14.991145            1,541
Templeton Developing Markets
 Securities Fund -- Class 1...     1.25%         4,326    14.886753           64,401
Templeton Developing Markets
 Securities Fund -- Class 1...     1.30%         8,436    14.874330          125,476
Templeton Developing Markets
 Securities Fund -- Class 1...     1.35%       219,429    14.861922        3,261,138
Templeton Developing Markets
 Securities Fund -- Class 1...     1.40%       619,930    12.901593        7,998,093
Templeton Developing Markets
 Securities Fund -- Class 1...     1.45%        15,984    14.820508          236,894
Templeton Developing Markets
 Securities Fund -- Class 1...     1.55%       167,721    12.795500        2,146,071
Templeton Developing Markets
 Securities Fund -- Class 1...     1.60%        97,005    12.800825        1,241,742
Templeton Developing Markets
 Securities Fund -- Class 1...     1.65%       439,880    12.725286        5,597,604
Templeton Developing Markets
 Securities Fund -- Class 1...     1.70%       613,184    15.337772        9,404,872
Templeton Developing Markets
 Securities Fund -- Class 1...     1.75%       346,332    12.695565        4,396,878
Templeton Developing Markets
 Securities Fund -- Class 1...     1.80%        31,609    12.625428          399,071
Templeton Developing Markets
 Securities Fund -- Class 1...     1.85%       355,772    15.240375        5,422,099
Templeton Developing Markets
 Securities Fund -- Class 1...     1.90%        90,240    15.217933        1,373,271
Templeton Developing Markets
 Securities Fund -- Class 1...     1.95%        63,722    12.634294          805,089
Templeton Developing Markets
 Securities Fund -- Class 1...     2.00%       445,978    12.526773        5,586,664
Templeton Developing Markets
 Securities Fund -- Class 1...     2.05%       761,059    15.121286       11,508,188
Templeton Developing Markets
 Securities Fund -- Class 1...     2.10%        48,111    12.588575          605,650
Templeton Developing Markets
 Securities Fund -- Class 1...     2.15%       233,387    12.481437        2,913,011
Templeton Developing Markets
 Securities Fund -- Class 1...     2.20%       445,663    12.466375        5,555,796
Templeton Developing Markets
 Securities Fund -- Class 1...     2.25%        18,580    15.048359          279,593
Templeton Developing Markets
 Securities Fund -- Class 1...     2.30%        34,766    15.035801          522,739
Templeton Developing Markets
 Securities Fund -- Class 1...     2.35%       117,337    12.421248        1,457,473
Templeton Developing Markets
 Securities Fund -- Class 1...     2.40%        30,395    14.993886          455,738
Templeton Developing Markets
 Securities Fund -- Class 1...     2.45%        21,766    13.285521          289,171
Templeton Developing Markets
 Securities Fund -- Class 1...     2.50%        42,346    13.278865          562,305
Templeton Developing Markets
 Securities Fund -- Class 1...     2.55%           594    13.272221            7,881
Templeton Foreign Securities
 Fund -- Class 2..............     0.95%       253,723    11.321045        2,872,413
Templeton Foreign Securities
 Fund -- Class 2..............     1.10%        11,142    11.232806          125,156
Templeton Foreign Securities
 Fund -- Class 2..............     1.15%         9,992    11.232581          112,232
Templeton Foreign Securities
 Fund -- Class 2..............     1.25%        36,488    11.154345          407,003
Templeton Foreign Securities
 Fund -- Class 2..............     1.30%       107,116    11.145045        1,193,814
Templeton Foreign Securities
 Fund -- Class 2..............     1.35%     1,328,478    11.135743       14,793,589
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%     1,131,169    10.695378       12,098,282
Templeton Foreign Securities
 Fund -- Class 2..............     1.45%       103,275    11.104690        1,146,836
Templeton Foreign Securities
 Fund -- Class 2..............     1.50%            65    11.091257              718

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Templeton Foreign Securities
 Fund -- Class 2..............     1.55%       217,438   $10.607457  $     2,306,461
Templeton Foreign Securities
 Fund -- Class 2..............     1.60%       136,690    10.611797        1,450,524
Templeton Foreign Securities
 Fund -- Class 2..............     1.65%     1,932,661    10.549219       20,388,061
Templeton Foreign Securities
 Fund -- Class 2..............     1.70%     4,444,565    10.114855       44,956,130
Templeton Foreign Securities
 Fund -- Class 2..............     1.75%       992,128    10.524539       10,441,685
Templeton Foreign Securities
 Fund -- Class 2..............     1.80%       141,131    10.466441        1,477,140
Templeton Foreign Securities
 Fund -- Class 2..............     1.85%     3,406,386    10.050625       34,236,307
Templeton Foreign Securities
 Fund -- Class 2..............     1.90%       396,866    10.035800        3,982,865
Templeton Foreign Securities
 Fund -- Class 2..............     1.95%       218,992    10.473758        2,293,669
Templeton Foreign Securities
 Fund -- Class 2..............     2.00%     2,336,223    10.384665       24,260,897
Templeton Foreign Securities
 Fund -- Class 2..............     2.05%     6,849,958     9.972078       68,308,313
Templeton Foreign Securities
 Fund -- Class 2..............     2.10%        70,557    10.435839          736,318
Templeton Foreign Securities
 Fund -- Class 2..............     2.15%     2,813,274    10.347059       29,109,111
Templeton Foreign Securities
 Fund -- Class 2..............     2.20%     5,580,868    10.334544       57,675,730
Templeton Foreign Securities
 Fund -- Class 2..............     2.25%       131,286     9.923969        1,302,882
Templeton Foreign Securities
 Fund -- Class 2..............     2.30%       191,056     9.915694        1,894,451
Templeton Foreign Securities
 Fund -- Class 2..............     2.35%       408,311    10.297119        4,204,426
Templeton Foreign Securities
 Fund -- Class 2..............     2.40%       184,450     9.888020        1,823,843
Templeton Foreign Securities
 Fund -- Class 2..............     2.45%       424,642     9.883078        4,196,772
Templeton Foreign Securities
 Fund -- Class 2..............     2.50%       823,663     9.878123        8,136,247
Templeton Foreign Securities
 Fund -- Class 2..............     2.55%         8,289     9.873173           81,842
Templeton Global Asset
 Allocation Fund -- Class 2...     0.95%        65,767    14.043980          923,633
Templeton Global Asset
 Allocation Fund -- Class 2...     1.10%           746    13.934560           10,396
Templeton Global Asset
 Allocation Fund -- Class 2...     1.15%         2,598    13.934282           36,208
Templeton Global Asset
 Allocation Fund -- Class 2...     1.30%         9,832    13.825725          135,934
Templeton Global Asset
 Allocation Fund -- Class 2...     1.40%       457,834    13.328990        6,102,458
Templeton Global Asset
 Allocation Fund -- Class 2...     1.45%         1,266    13.775649           17,443
Templeton Global Asset
 Allocation Fund -- Class 2...     1.55%       137,156    13.219423        1,813,128
Templeton Global Asset
 Allocation Fund -- Class 2...     1.60%        45,118    13.224871          596,681
Templeton Global Asset
 Allocation Fund -- Class 2...     1.65%       140,048    13.146890        1,841,198
Templeton Global Asset
 Allocation Fund -- Class 2...     1.70%       110,403    12.426817        1,371,956
Templeton Global Asset
 Allocation Fund -- Class 2...     1.75%        38,428    13.116166          504,028
Templeton Global Asset
 Allocation Fund -- Class 2...     1.80%        23,146    13.043764          301,911
Templeton Global Asset
 Allocation Fund -- Class 2...     1.85%        47,221    12.347914          583,077
Templeton Global Asset
 Allocation Fund -- Class 2...     1.90%        76,457    12.329724          942,698
Templeton Global Asset
 Allocation Fund -- Class 2...     1.95%         2,803    13.052901           36,584
Templeton Global Asset
 Allocation Fund -- Class 2...     2.00%         7,248    12.941910           93,803
Templeton Global Asset
 Allocation Fund -- Class 2...     2.05%        19,028    12.251426          233,114
Templeton Global Asset
 Allocation Fund -- Class 2...     2.15%           326    12.895042            4,207
Templeton Global Asset
 Allocation Fund -- Class 2...     2.20%         3,740    12.879467           48,165
Templeton Global Asset
 Allocation Fund -- Class 2...     2.35%         2,738    12.832838           35,141
Templeton Growth Securities
 Fund -- Class 2..............     0.95%       333,523    13.443331        4,483,660
Templeton Growth Securities
 Fund -- Class 2..............     1.10%         1,900    13.338593           25,342
Templeton Growth Securities
 Fund -- Class 2..............     1.15%        14,677    13.338291          195,772
Templeton Growth Securities
 Fund -- Class 2..............     1.25%        29,534    13.245457          391,192
Templeton Growth Securities
 Fund -- Class 2..............     1.30%       186,357    13.234393        2,466,317
Templeton Growth Securities
 Fund -- Class 2..............     1.35%       849,254    13.223345       11,229,980
Templeton Growth Securities
 Fund -- Class 2..............     1.40%     1,532,547    12.390441       18,988,930

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Templeton Growth Securities
 Fund -- Class 2..............     1.45%       208,767   $13.186453  $     2,752,894
Templeton Growth Securities
 Fund -- Class 2..............     1.55%       329,750    12.288641        4,052,180
Templeton Growth Securities
 Fund -- Class 2..............     1.60%       246,426    12.293676        3,029,485
Templeton Growth Securities
 Fund -- Class 2..............     1.65%     2,567,053    12.221194       31,372,449
Templeton Growth Securities
 Fund -- Class 2..............     1.70%     4,246,416    12.082421       51,306,992
Templeton Growth Securities
 Fund -- Class 2..............     1.75%     1,218,364    12.192621       14,855,051
Templeton Growth Securities
 Fund -- Class 2..............     1.80%       105,174    12.125336        1,275,273
Templeton Growth Securities
 Fund -- Class 2..............     1.85%     2,114,465    12.005711       25,385,653
Templeton Growth Securities
 Fund -- Class 2..............     1.90%       513,446    11.988015        6,155,198
Templeton Growth Securities
 Fund -- Class 2..............     1.95%       256,252    12.133777        3,109,309
Templeton Growth Securities
 Fund -- Class 2..............     2.00%     3,107,840    12.030607       37,389,198
Templeton Growth Securities
 Fund -- Class 2..............     2.05%     6,516,392    11.911900       77,622,610
Templeton Growth Securities
 Fund -- Class 2..............     2.10%        64,941    12.089857          785,127
Templeton Growth Securities
 Fund -- Class 2..............     2.15%     1,923,470    11.987053       23,056,739
Templeton Growth Securities
 Fund -- Class 2..............     2.20%     5,496,914    11.972532       65,811,973
Templeton Growth Securities
 Fund -- Class 2..............     2.25%       120,813    11.854413        1,432,169
Templeton Growth Securities
 Fund -- Class 2..............     2.30%       181,840    11.844522        2,153,807
Templeton Growth Securities
 Fund -- Class 2..............     2.35%       457,416    11.929197        5,456,610
Templeton Growth Securities
 Fund -- Class 2..............     2.40%       119,199    11.811474        1,407,914
Templeton Growth Securities
 Fund -- Class 2..............     2.45%       315,869    11.541318        3,645,542
Templeton Growth Securities
 Fund -- Class 2..............     2.50%       779,824    11.535531        8,995,682
Mutual Discovery Securities
 Fund -- Class 2..............     0.55%         1,052    14.691110           15,450
Mutual Discovery Securities
 Fund -- Class 2..............     0.95%        85,409    14.593317        1,246,404
Mutual Discovery Securities
 Fund -- Class 2..............     1.10%           545    14.556806            7,938
Mutual Discovery Securities
 Fund -- Class 2..............     1.15%         1,989    14.544656           28,927
Mutual Discovery Securities
 Fund -- Class 2..............     1.25%         8,293    14.520388          120,421
Mutual Discovery Securities
 Fund -- Class 2..............     1.30%        30,672    14.508279          444,992
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%       238,802    14.496182        3,461,718
Mutual Discovery Securities
 Fund -- Class 2..............     1.40%       228,309    14.484061        3,306,841
Mutual Discovery Securities
 Fund -- Class 2..............     1.45%        35,739    14.471978          517,208
Mutual Discovery Securities
 Fund -- Class 2..............     1.55%        16,980    14.447828          245,323
Mutual Discovery Securities
 Fund -- Class 2..............     1.60%        30,187    14.435780          435,764
Mutual Discovery Securities
 Fund -- Class 2..............     1.65%       480,120    14.423725        6,925,118
Mutual Discovery Securities
 Fund -- Class 2..............     1.70%       943,476    14.411679       13,597,075
Mutual Discovery Securities
 Fund -- Class 2..............     1.75%       271,025    14.399659        3,902,670
Mutual Discovery Securities
 Fund -- Class 2..............     1.80%        21,555    14.387641          310,119
Mutual Discovery Securities
 Fund -- Class 2..............     1.85%       538,433    14.375625        7,740,313
Mutual Discovery Securities
 Fund -- Class 2..............     1.90%        46,173    14.363634          663,202
Mutual Discovery Securities
 Fund -- Class 2..............     1.95%        67,923    14.351652          974,809
Mutual Discovery Securities
 Fund -- Class 2..............     2.00%       638,092    14.339684        9,150,035
Mutual Discovery Securities
 Fund -- Class 2..............     2.05%     1,478,855    14.327708       21,188,599
Mutual Discovery Securities
 Fund -- Class 2..............     2.10%         9,151    14.315747          131,006
Mutual Discovery Securities
 Fund -- Class 2..............     2.15%       452,662    14.303805        6,474,779
Mutual Discovery Securities
 Fund -- Class 2..............     2.20%     1,133,973    14.291865       16,206,583
Mutual Discovery Securities
 Fund -- Class 2..............     2.25%        22,845    14.279926          326,227
Mutual Discovery Securities
 Fund -- Class 2..............     2.30%        60,510    14.268016          863,357
Mutual Discovery Securities
 Fund -- Class 2..............     2.35%       165,036    14.256091        2,352,759
Mutual Discovery Securities
 Fund -- Class 2..............     2.40%        18,175    14.244200          258,892

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Mutual Discovery Securities
 Fund -- Class 2..............     2.45%        81,239   $14.237077  $     1,156,613
Mutual Discovery Securities
 Fund -- Class 2..............     2.50%       220,966    14.229936        3,144,325
Hartford Money Market HLS Fund
 -- Class IA..................     0.95%       550,277     1.094675          602,374
Hartford Money Market HLS Fund
 -- Class IA..................     1.10%        77,687     1.086133           84,378
Hartford Money Market HLS Fund
 -- Class IA..................     1.25%        40,490     1.078558           43,671
Hartford Money Market HLS Fund
 -- Class IA..................     1.30%       345,096     1.077651          371,893
Hartford Money Market HLS Fund
 -- Class IA..................     1.35%     4,047,138     1.076767        4,357,824
Hartford Money Market HLS Fund
 -- Class IA..................     1.40%    15,206,184     1.079824       16,420,002
Hartford Money Market HLS Fund
 -- Class IA..................     1.45%       113,416     1.073753          121,781
Hartford Money Market HLS Fund
 -- Class IA..................     1.55%     3,013,234     1.070940        3,226,993
Hartford Money Market HLS Fund
 -- Class IA..................     1.60%     3,559,407     1.071392        3,813,520
Hartford Money Market HLS Fund
 -- Class IA..................     1.65%    31,860,475     1.065068       33,933,572
Hartford Money Market HLS Fund
 -- Class IA..................     1.70%    30,214,731     1.012519       30,592,989
Hartford Money Market HLS Fund
 -- Class IA..................     1.75%     8,001,384     1.062574        8,502,062
Hartford Money Market HLS Fund
 -- Class IA..................     1.80%     2,259,739     1.056713        2,387,896
Hartford Money Market HLS Fund
 -- Class IA..................     1.85%    10,727,024     1.006093       10,792,384
Hartford Money Market HLS Fund
 -- Class IA..................     1.90%     3,737,746     1.004622        3,755,022
Hartford Money Market HLS Fund
 -- Class IA..................     1.95%     2,622,140     1.057454        2,772,793
Hartford Money Market HLS Fund
 -- Class IA..................     2.00%    25,906,824     1.048462       27,162,321
Hartford Money Market HLS Fund
 -- Class IA..................     2.05%    38,108,000     0.998220       38,040,168
Hartford Money Market HLS Fund
 -- Class IA..................     2.10%       573,025     1.053627          603,754
Hartford Money Market HLS Fund
 -- Class IA..................     2.15%    10,272,826     1.044671       10,731,723
Hartford Money Market HLS Fund
 -- Class IA..................     2.20%    13,797,878     1.043408       14,396,816
Hartford Money Market HLS Fund
 -- Class IA..................     2.25%     2,171,370     0.993403        2,157,046
Hartford Money Market HLS Fund
 -- Class IA..................     2.30%       845,814     0.992573          839,532
Hartford Money Market HLS Fund
 -- Class IA..................     2.35%     3,363,533     1.039628        3,496,823
Hartford Money Market HLS Fund
 -- Class IA..................     2.40%     1,547,050     0.989803        1,531,275
Hartford Money Market HLS Fund
 -- Class IA..................     2.45%     1,462,447     0.989310        1,446,814
Hartford Money Market HLS Fund
 -- Class IA..................     2.50%     1,604,016     0.988810        1,586,067
Hartford Money Market HLS Fund
 -- Class IA..................     2.55%        21,189     0.988311           20,941
MFS Capital Opportunities
 Series -- Class INIT.........     0.95%       217,101     9.151640        1,986,831
MFS Capital Opportunities
 Series -- Class INIT.........     1.10%        23,226     9.080287          210,902
MFS Capital Opportunities
 Series -- Class INIT.........     1.15%         6,336     9.080086           57,527
MFS Capital Opportunities
 Series -- Class INIT.........     1.25%        18,580     9.016825          167,529
MFS Capital Opportunities
 Series -- Class INIT.........     1.30%        77,234     9.009312          695,829
MFS Capital Opportunities
 Series -- Class INIT.........     1.35%        62,668     9.001785          564,127
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%     2,133,733     8.459697       18,050,736
MFS Capital Opportunities
 Series -- Class INIT.........     1.45%        30,349     8.976681          272,430
MFS Capital Opportunities
 Series -- Class INIT.........     1.50%         1,341     8.965824           12,020
MFS Capital Opportunities
 Series -- Class INIT.........     1.55%       311,227     8.390117        2,611,231
MFS Capital Opportunities
 Series -- Class INIT.........     1.60%       177,907     8.393545        1,493,270
MFS Capital Opportunities
 Series -- Class INIT.........     1.65%     1,013,516     8.344059        8,456,832
MFS Capital Opportunities
 Series -- Class INIT.........     1.70%     1,264,864     6.323453        7,998,310
MFS Capital Opportunities
 Series -- Class INIT.........     1.75%       233,644     8.324528        1,944,978
MFS Capital Opportunities
 Series -- Class INIT.........     1.80%       183,552     8.278575        1,519,550
MFS Capital Opportunities
 Series -- Class INIT.........     1.85%       419,955     6.283262        2,638,685
MFS Capital Opportunities
 Series -- Class INIT.........     1.90%       371,664     6.274036        2,331,831
MFS Capital Opportunities
 Series -- Class INIT.........     1.95%        27,012     8.284356          223,780

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
MFS Capital Opportunities
 Series -- Class INIT.........     2.00%       530,127   $ 8.213846  $     4,354,385
MFS Capital Opportunities
 Series -- Class INIT.........     2.05%     1,056,365     6.234162        6,585,553
MFS Capital Opportunities
 Series -- Class INIT.........     2.10%        45,565     8.254361          376,108
MFS Capital Opportunities
 Series -- Class INIT.........     2.15%        75,168     8.184096          615,179
MFS Capital Opportunities
 Series -- Class INIT.........     2.20%       160,778     8.174205        1,314,229
MFS Capital Opportunities
 Series -- Class INIT.........     2.25%        50,561     6.204054          313,685
MFS Capital Opportunities
 Series -- Class INIT.........     2.30%        79,832     6.198880          494,868
MFS Capital Opportunities
 Series -- Class INIT.........     2.35%        49,718     8.144593          404,935
MFS Capital Opportunities
 Series -- Class INIT.........     2.40%        44,027     6.181606          272,159
MFS Capital Opportunities
 Series -- Class INIT.........     2.45%        48,601     6.152207          299,002
MFS Capital Opportunities
 Series -- Class INIT.........     2.50%         6,115     6.149111           37,600
MFS Emerging Growth Series --
 Class INIT...................     0.95%       166,739     7.694402        1,282,957
MFS Emerging Growth Series --
 Class INIT...................     1.10%        14,762     7.634409          112,699
MFS Emerging Growth Series --
 Class INIT...................     1.15%         3,709     7.634222           28,316
MFS Emerging Growth Series --
 Class INIT...................     1.25%         2,801     7.581019           21,235
MFS Emerging Growth Series --
 Class INIT...................     1.30%        24,083     7.574699          182,421
MFS Emerging Growth Series --
 Class INIT...................     1.35%        63,485     7.568372          480,475
MFS Emerging Growth Series --
 Class INIT...................     1.40%     1,993,378     7.491736       14,933,858
MFS Emerging Growth Series --
 Class INIT...................     1.45%         5,091     7.547279           38,422
MFS Emerging Growth Series --
 Class INIT...................     1.50%           419     7.538141            3,158
MFS Emerging Growth Series --
 Class INIT...................     1.55%       420,287     7.430126        3,122,786
MFS Emerging Growth Series --
 Class INIT...................     1.60%       225,608     7.433156        1,676,980
MFS Emerging Growth Series --
 Class INIT...................     1.65%       773,115     7.389333        5,712,807
MFS Emerging Growth Series --
 Class INIT...................     1.70%     1,045,309     4.927374        5,150,630
MFS Emerging Growth Series --
 Class INIT...................     1.75%       367,905     7.372030        2,712,206
MFS Emerging Growth Series --
 Class INIT...................     1.80%        90,276     7.331330          661,844
MFS Emerging Growth Series --
 Class INIT...................     1.85%       447,081     4.896040        2,188,925
MFS Emerging Growth Series --
 Class INIT...................     1.90%       264,871     4.888838        1,294,910
MFS Emerging Growth Series --
 Class INIT...................     1.95%        43,738     7.336454          320,884
MFS Emerging Growth Series --
 Class INIT...................     2.00%       497,330     7.274001        3,617,578
MFS Emerging Growth Series --
 Class INIT...................     2.05%     1,410,558     4.857757        6,852,146
MFS Emerging Growth Series --
 Class INIT...................     2.10%        29,355     7.309877          214,581
MFS Emerging Growth Series --
 Class INIT...................     2.15%       167,706     7.247648        1,215,474
MFS Emerging Growth Series --
 Class INIT...................     2.20%       273,449     7.238892        1,979,469
MFS Emerging Growth Series --
 Class INIT...................     2.25%        59,706     4.834316          288,636
MFS Emerging Growth Series --
 Class INIT...................     2.30%        84,217     4.830273          406,789
MFS Emerging Growth Series --
 Class INIT...................     2.35%       200,149     7.212680        1,443,609
MFS Emerging Growth Series --
 Class INIT...................     2.40%       175,296     4.816813          844,369
MFS Emerging Growth Series --
 Class INIT...................     2.45%        58,823     4.858215          285,777
MFS Emerging Growth Series --
 Class INIT...................     2.50%        75,645     4.855786          367,316
MFS Emerging Growth Series --
 Class INIT...................     2.55%           749     4.853345            3,636
MFS Global Equity Series --
 Class INIT...................     0.95%        25,536    12.802636          326,926
MFS Global Equity Series --
 Class INIT...................     1.10%         3,471    12.702880           44,093
MFS Global Equity Series --
 Class INIT...................     1.15%           673    12.702610            8,552
MFS Global Equity Series --
 Class INIT...................     1.25%           433    12.614152            5,462
MFS Global Equity Series --
 Class INIT...................     1.30%         3,393    12.603611           42,770
MFS Global Equity Series --
 Class INIT...................     1.35%        32,004    12.593096          403,031
MFS Global Equity Series --
 Class INIT...................     1.40%       252,561    12.055944        3,044,859

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
MFS Global Equity Series --
 Class INIT...................     1.45%         3,168   $12.557992  $        39,785
MFS Global Equity Series --
 Class INIT...................     1.55%        47,306    11.956853          565,628
MFS Global Equity Series --
 Class INIT...................     1.60%        15,994    11.961723          191,319
MFS Global Equity Series --
 Class INIT...................     1.65%       160,669    11.891226        1,910,549
MFS Global Equity Series --
 Class INIT...................     1.70%       206,999    10.780345        2,231,515
MFS Global Equity Series --
 Class INIT...................     1.75%       101,795    11.863427        1,207,643
MFS Global Equity Series --
 Class INIT...................     1.80%        14,024    11.797986          165,456
MFS Global Equity Series --
 Class INIT...................     1.85%       108,361    10.711911        1,160,750
MFS Global Equity Series --
 Class INIT...................     1.90%        41,464    10.696120          443,508
MFS Global Equity Series --
 Class INIT...................     1.95%        11,306    11.806187          133,475
MFS Global Equity Series --
 Class INIT...................     2.00%       223,932    11.705804        2,621,298
MFS Global Equity Series --
 Class INIT...................     2.05%       329,975    10.628208        3,507,037
MFS Global Equity Series --
 Class INIT...................     2.10%         4,191    11.763415           49,296
MFS Global Equity Series --
 Class INIT...................     2.15%        57,800    11.663389          674,140
MFS Global Equity Series --
 Class INIT...................     2.20%       147,595    11.649302        1,719,376
MFS Global Equity Series --
 Class INIT...................     2.25%         9,420    10.576939           99,637
MFS Global Equity Series --
 Class INIT...................     2.30%        17,132    10.568111          181,053
MFS Global Equity Series --
 Class INIT...................     2.35%        17,676    11.607114          205,165
MFS Global Equity Series --
 Class INIT...................     2.40%         8,337    10.538619           87,860
MFS Global Equity Series --
 Class INIT...................     2.45%         9,349    10.533340           98,474
MFS Global Equity Series --
 Class INIT...................     2.50%        61,078    10.528057          643,034
MFS High Income Series --
 Class INIT...................     0.55%           655    13.219296            8,658
MFS High Income Series --
 Class INIT...................     0.95%       335,115    12.303541        4,123,105
MFS High Income Series --
 Class INIT...................     1.10%        24,810    12.207708          302,874
MFS High Income Series --
 Class INIT...................     1.15%        11,224    12.207480          137,015
MFS High Income Series --
 Class INIT...................     1.25%        18,968    12.122495          229,939
MFS High Income Series --
 Class INIT...................     1.30%       220,359    12.112361        2,669,075
MFS High Income Series --
 Class INIT...................     1.35%       331,170    12.102259        4,007,907
MFS High Income Series --
 Class INIT...................     1.40%     1,461,435    11.790653       17,231,272
MFS High Income Series --
 Class INIT...................     1.45%        51,153    12.068531          617,337
MFS High Income Series --
 Class INIT...................     1.50%           316    12.053944            3,805
MFS High Income Series --
 Class INIT...................     1.55%       306,910    11.693798        3,588,938
MFS High Income Series --
 Class INIT...................     1.60%       159,869    11.698616        1,870,249
MFS High Income Series --
 Class INIT...................     1.65%     1,944,911    11.629628       22,618,586
MFS High Income Series --
 Class INIT...................     1.70%     2,830,395    11.763437       33,295,178
MFS High Income Series --
 Class INIT...................     1.75%     1,186,097    11.602462       13,761,641
MFS High Income Series --
 Class INIT...................     1.80%       101,368    11.538461        1,169,626
MFS High Income Series --
 Class INIT...................     1.85%       816,856    11.688753        9,548,033
MFS High Income Series --
 Class INIT...................     1.90%       473,314    11.671578        5,524,325
MFS High Income Series --
 Class INIT...................     1.95%       117,685    11.546481        1,358,848
MFS High Income Series --
 Class INIT...................     2.00%     2,241,266    11.448357       25,658,810
MFS High Income Series --
 Class INIT...................     2.05%     5,473,573    11.597468       63,479,583
MFS High Income Series --
 Class INIT...................     2.10%       166,746    11.504685        1,918,363
MFS High Income Series --
 Class INIT...................     2.15%       513,522    11.406916        5,857,700
MFS High Income Series --
 Class INIT...................     2.20%     1,329,799    11.393114       15,150,553
MFS High Income Series --
 Class INIT...................     2.25%       271,062    11.541520        3,128,472
MFS High Income Series --
 Class INIT...................     2.30%       157,842    11.531886        1,820,219
MFS High Income Series --
 Class INIT...................     2.35%       318,604    11.351882        3,616,750

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
MFS High Income Series --
 Class INIT...................     2.40%       173,143   $11.499726  $     1,991,101
MFS High Income Series --
 Class INIT...................     2.45%       103,904    11.493960        1,194,269
MFS High Income Series --
 Class INIT...................     2.50%       118,675    11.488203        1,363,359
MFS High Income Series --
 Class INIT...................     2.55%           124    11.482449            1,427
MFS Investors Growth Stock
 Series -- Class INIT.........     0.95%       190,227     8.242582        1,567,963
MFS Investors Growth Stock
 Series -- Class INIT.........     1.10%        41,627     8.178342          340,439
MFS Investors Growth Stock
 Series -- Class INIT.........     1.15%        16,736     8.178180          136,871
MFS Investors Growth Stock
 Series -- Class INIT.........     1.25%         4,519     8.121193           36,697
MFS Investors Growth Stock
 Series -- Class INIT.........     1.30%        29,816     8.114413          241,940
MFS Investors Growth Stock
 Series -- Class INIT.........     1.35%       116,959     8.107637          948,264
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%     3,541,220     7.762533       27,488,837
MFS Investors Growth Stock
 Series -- Class INIT.........     1.45%         5,848     8.085031           47,278
MFS Investors Growth Stock
 Series -- Class INIT.........     1.55%       810,620     7.698709        6,240,725
MFS Investors Growth Stock
 Series -- Class INIT.........     1.60%       567,895     7.701867        4,373,851
MFS Investors Growth Stock
 Series -- Class INIT.........     1.65%     1,046,986     7.656448        8,016,190
MFS Investors Growth Stock
 Series -- Class INIT.........     1.70%     2,029,760     6.013571       12,206,103
MFS Investors Growth Stock
 Series -- Class INIT.........     1.75%     1,793,541     7.638544       13,700,039
MFS Investors Growth Stock
 Series -- Class INIT.........     1.80%       138,044     7.596393        1,048,634
MFS Investors Growth Stock
 Series -- Class INIT.........     1.85%       640,801     5.975362        3,829,020
MFS Investors Growth Stock
 Series -- Class INIT.........     1.90%       665,958     5.966577        3,973,493
MFS Investors Growth Stock
 Series -- Class INIT.........     1.95%        85,099     7.601666          646,894
MFS Investors Growth Stock
 Series -- Class INIT.........     2.00%     1,033,567     7.536986        7,789,980
MFS Investors Growth Stock
 Series -- Class INIT.........     2.05%     3,599,298     5.928665       21,339,034
MFS Investors Growth Stock
 Series -- Class INIT.........     2.10%        93,225     7.574124          706,099
MFS Investors Growth Stock
 Series -- Class INIT.........     2.15%       188,211     7.509700        1,413,405
MFS Investors Growth Stock
 Series -- Class INIT.........     2.20%       473,652     7.500612        3,552,680
MFS Investors Growth Stock
 Series -- Class INIT.........     2.25%       117,057     5.900046          690,644
MFS Investors Growth Stock
 Series -- Class INIT.........     2.30%        85,479     5.895131          503,909
MFS Investors Growth Stock
 Series -- Class INIT.........     2.35%       116,185     7.473443          868,298
MFS Investors Growth Stock
 Series -- Class INIT.........     2.40%       103,913     5.878665          610,867
MFS Investors Growth Stock
 Series -- Class INIT.........     2.45%        30,754     6.044293          185,885
MFS Investors Growth Stock
 Series -- Class INIT.........     2.50%        45,826     6.041268          276,846
MFS Investors Trust Series --
 Class INIT...................     0.70%         1,910     8.780130           16,768
MFS Investors Trust Series --
 Class INIT...................     0.95%       292,473     9.584470        2,803,201
MFS Investors Trust Series --
 Class INIT...................     1.10%        35,167     9.509825          334,430
MFS Investors Trust Series --
 Class INIT...................     1.15%        25,108     9.509590          238,767
MFS Investors Trust Series --
 Class INIT...................     1.25%         7,291     9.443360           68,852
MFS Investors Trust Series --
 Class INIT...................     1.30%        44,427     9.435488          419,193
MFS Investors Trust Series --
 Class INIT...................     1.35%       796,177     9.427597        7,506,033
MFS Investors Trust Series --
 Class INIT...................     1.40%     3,750,467     8.380645       31,431,331
MFS Investors Trust Series --
 Class INIT...................     1.45%        18,139     9.401312          170,530
MFS Investors Trust Series --
 Class INIT...................     1.55%       917,271     8.311730        7,624,110
MFS Investors Trust Series --
 Class INIT...................     1.60%       458,176     8.315153        3,809,805
MFS Investors Trust Series --
 Class INIT...................     1.65%     1,824,669     8.266131       15,082,954
MFS Investors Trust Series --
 Class INIT...................     1.70%     3,224,091     8.183938       26,385,757
MFS Investors Trust Series --
 Class INIT...................     1.75%     1,420,293     8.246769       11,712,827
MFS Investors Trust Series --
 Class INIT...................     1.80%       171,925     8.201269        1,410,003
MFS Investors Trust Series --
 Class INIT...................     1.85%     2,241,588     8.131952       18,228,489

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
MFS Investors Trust Series --
 Class INIT...................     1.90%       496,040   $ 8.119982  $     4,027,836
MFS Investors Trust Series --
 Class INIT...................     1.95%       208,546     8.206973        1,711,527
MFS Investors Trust Series --
 Class INIT...................     2.00%     2,072,382     8.137163       16,863,307
MFS Investors Trust Series --
 Class INIT...................     2.05%     4,472,208     8.068390       36,083,519
MFS Investors Trust Series --
 Class INIT...................     2.10%        73,023     8.177243          597,128
MFS Investors Trust Series --
 Class INIT...................     2.15%     2,074,013     8.107697       16,815,467
MFS Investors Trust Series --
 Class INIT...................     2.20%     3,466,116     8.097909       28,068,292
MFS Investors Trust Series --
 Class INIT...................     2.25%        74,069     8.029462          594,736
MFS Investors Trust Series --
 Class INIT...................     2.30%       128,203     8.022764        1,028,545
MFS Investors Trust Series --
 Class INIT...................     2.35%       220,691     8.068584        1,780,662
MFS Investors Trust Series --
 Class INIT...................     2.40%        96,801     8.000393          774,443
MFS Investors Trust Series --
 Class INIT...................     2.45%       241,435     8.168698        1,972,210
MFS Investors Trust Series --
 Class INIT...................     2.50%       456,204     8.164604        3,724,724
MFS Investors Trust Series --
 Class INIT...................     2.55%         5,534     8.160518           45,159
MFS Mid Cap Growth Series --
 Class INIT...................     0.55%         1,539     6.149285            9,465
MFS Mid Cap Growth Series --
 Class INIT...................     0.70%         1,863     6.109405           11,380
MFS Mid Cap Growth Series --
 Class INIT...................     0.95%       336,580     6.043547        2,034,135
MFS Mid Cap Growth Series --
 Class INIT...................     1.10%        11,723     6.004363           70,388
MFS Mid Cap Growth Series --
 Class INIT...................     1.15%        43,378     5.996297          260,109
MFS Mid Cap Growth Series --
 Class INIT...................     1.25%        48,250     5.962396          287,685
MFS Mid Cap Growth Series --
 Class INIT...................     1.30%       178,881     5.957415        1,065,670
MFS Mid Cap Growth Series --
 Class INIT...................     1.35%       425,796     5.952447        2,534,529
MFS Mid Cap Growth Series --
 Class INIT...................     1.40%     2,618,004     5.926768       15,516,301
MFS Mid Cap Growth Series --
 Class INIT...................     1.45%        76,214     5.935854          452,397
MFS Mid Cap Growth Series --
 Class INIT...................     1.50%           927     5.928679            5,494
MFS Mid Cap Growth Series --
 Class INIT...................     1.55%       421,197     5.888357        2,480,156
MFS Mid Cap Growth Series --
 Class INIT...................     1.60%       712,091     5.880432        4,187,406
MFS Mid Cap Growth Series --
 Class INIT...................     1.65%     2,212,700     5.862875       12,972,783
MFS Mid Cap Growth Series --
 Class INIT...................     1.70%     3,664,613     6.326048       23,182,518
MFS Mid Cap Growth Series --
 Class INIT...................     1.75%     1,934,708     5.842324       11,303,190
MFS Mid Cap Growth Series --
 Class INIT...................     1.80%       179,536     5.824872        1,045,777
MFS Mid Cap Growth Series --
 Class INIT...................     1.85%     1,325,568     6.285822        8,332,287
MFS Mid Cap Growth Series --
 Class INIT...................     1.90%       908,201     6.276552        5,700,371
MFS Mid Cap Growth Series --
 Class INIT...................     1.95%       272,180     5.814109        1,582,483
MFS Mid Cap Growth Series --
 Class INIT...................     2.00%     3,305,787     5.779320       19,105,202
MFS Mid Cap Growth Series --
 Class INIT...................     2.05%     5,229,373     6.236670       32,613,876
MFS Mid Cap Growth Series --
 Class INIT...................     2.10%        73,226     5.793055          424,203
MFS Mid Cap Growth Series --
 Class INIT...................     2.15%       861,403     5.758402        4,960,303
MFS Mid Cap Growth Series --
 Class INIT...................     2.20%     1,655,462     5.751436        9,521,282
MFS Mid Cap Growth Series --
 Class INIT...................     2.25%       246,446     6.206566        1,529,583
MFS Mid Cap Growth Series --
 Class INIT...................     2.30%       294,623     6.201387        1,827,072
MFS Mid Cap Growth Series --
 Class INIT...................     2.35%       595,701     5.730576        3,413,708
MFS Mid Cap Growth Series --
 Class INIT...................     2.40%       332,942     6.184097        2,058,944
MFS Mid Cap Growth Series --
 Class INIT...................     2.45%        79,688     6.180994          492,553
MFS Mid Cap Growth Series --
 Class INIT...................     2.50%       148,500     6.177888          917,419
MFS Mid Cap Growth Series --
 Class INIT...................     2.55%           496     6.174799            3,064
MFS New Discovery Series --
 Class INIT...................     0.55%         1,133     9.340625           10,586
MFS New Discovery Series --
 Class INIT...................     0.95%        55,622    13.353210          742,739

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
MFS New Discovery Series --
 Class INIT...................     1.10%        17,567   $13.249100  $       232,744
MFS New Discovery Series --
 Class INIT...................     1.15%         4,573    13.248830           60,585
MFS New Discovery Series --
 Class INIT...................     1.25%         6,188    13.156545           81,420
MFS New Discovery Series --
 Class INIT...................     1.30%        35,768    13.145554          470,191
MFS New Discovery Series --
 Class INIT...................     1.35%       369,694    13.134589        4,855,783
MFS New Discovery Series --
 Class INIT...................     1.40%       990,953    12.116333       12,006,724
MFS New Discovery Series --
 Class INIT...................     1.45%         4,304    13.097983           56,376
MFS New Discovery Series --
 Class INIT...................     1.55%       187,535    12.016690        2,253,546
MFS New Discovery Series --
 Class INIT...................     1.60%       110,038    12.021622        1,322,829
MFS New Discovery Series --
 Class INIT...................     1.65%     1,278,011    11.950725       15,273,159
MFS New Discovery Series --
 Class INIT...................     1.70%     2,543,448     7.913271       20,126,991
MFS New Discovery Series --
 Class INIT...................     1.75%       519,238    11.922777        6,190,754
MFS New Discovery Series --
 Class INIT...................     1.80%       146,052    11.856969        1,731,737
MFS New Discovery Series --
 Class INIT...................     1.85%     1,395,878     7.862983       10,975,762
MFS New Discovery Series --
 Class INIT...................     1.90%       336,538     7.851400        2,642,297
MFS New Discovery Series --
 Class INIT...................     1.95%       120,880    11.865234        1,434,270
MFS New Discovery Series --
 Class INIT...................     2.00%     1,259,225    11.764259       14,813,853
MFS New Discovery Series --
 Class INIT...................     2.05%     4,082,236     7.801514       31,847,623
MFS New Discovery Series --
 Class INIT...................     2.10%        26,359    11.822262          311,623
MFS New Discovery Series --
 Class INIT...................     2.15%       908,784    11.721669       10,652,461
MFS New Discovery Series --
 Class INIT...................     2.20%     1,526,919    11.707510       17,876,418
MFS New Discovery Series --
 Class INIT...................     2.25%       115,258     7.763884          894,850
MFS New Discovery Series --
 Class INIT...................     2.30%       146,457     7.757399        1,136,127
MFS New Discovery Series --
 Class INIT...................     2.35%       139,265    11.665109        1,624,537
MFS New Discovery Series --
 Class INIT...................     2.40%       130,600     7.735743        1,010,286
MFS New Discovery Series --
 Class INIT...................     2.45%       233,166     7.731873        1,802,810
MFS New Discovery Series --
 Class INIT...................     2.50%       289,193     7.727987        2,234,880
MFS New Discovery Series --
 Class INIT...................     2.55%        11,227     7.724119           86,715
MFS Total Return Series --
 Class INIT...................     0.55%         2,250    12.495591           28,115
MFS Total Return Series --
 Class INIT...................     0.70%         2,230    12.419119           27,700
MFS Total Return Series --
 Class INIT...................     0.95%     2,012,241    14.092027       28,356,556
MFS Total Return Series --
 Class INIT...................     1.10%       170,581    13.982286        2,385,119
MFS Total Return Series --
 Class INIT...................     1.15%       113,622    13.981952        1,588,653
MFS Total Return Series --
 Class INIT...................     1.25%       166,627    13.884648        2,313,551
MFS Total Return Series --
 Class INIT...................     1.30%     1,298,831    13.873078       18,018,780
MFS Total Return Series --
 Class INIT...................     1.35%     1,548,861    13.861485       21,469,513
MFS Total Return Series --
 Class INIT...................     1.40%     6,511,458    12.917678       84,112,920
MFS Total Return Series --
 Class INIT...................     1.45%       554,089    13.822815        7,659,065
MFS Total Return Series --
 Class INIT...................     1.50%        10,113    13.806111          139,617
MFS Total Return Series --
 Class INIT...................     1.55%     1,060,778    12.811508       13,590,165
MFS Total Return Series --
 Class INIT...................     1.60%     1,053,397    12.816786       13,501,166
MFS Total Return Series --
 Class INIT...................     1.65%     6,177,614    12.741229       78,710,399
MFS Total Return Series --
 Class INIT...................     1.70%    11,042,455    12.075745      133,345,872
MFS Total Return Series --
 Class INIT...................     1.75%     4,966,092    12.711434       63,126,148
MFS Total Return Series --
 Class INIT...................     1.80%       698,516    12.641315        8,830,161
MFS Total Return Series --
 Class INIT...................     1.85%     4,773,177    11.999082       57,273,737
MFS Total Return Series --
 Class INIT...................     1.90%     1,837,085    11.981418       22,010,879
MFS Total Return Series --
 Class INIT...................     1.95%       473,757    12.650086        5,993,064

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
MFS Total Return Series --
 Class INIT...................     2.00%     7,408,485   $12.542590  $    92,921,593
MFS Total Return Series --
 Class INIT...................     2.05%    15,870,878    11.905358      188,948,479
MFS Total Return Series --
 Class INIT...................     2.10%       206,031    12.604277        2,596,867
MFS Total Return Series --
 Class INIT...................     2.15%     3,231,812    12.497162       40,388,477
MFS Total Return Series --
 Class INIT...................     2.20%     6,234,563    12.482069       77,820,242
MFS Total Return Series --
 Class INIT...................     2.25%       494,220    11.847896        5,855,466
MFS Total Return Series --
 Class INIT...................     2.30%       284,303    11.837995        3,365,575
MFS Total Return Series --
 Class INIT...................     2.35%       948,141    12.436857       11,791,896
MFS Total Return Series --
 Class INIT...................     2.40%       411,389    11.804998        4,856,447
MFS Total Return Series --
 Class INIT...................     2.45%       289,358    12.576878        3,639,220
MFS Total Return Series --
 Class INIT...................     2.50%       852,956    12.570577       10,722,153
MFS Total Return Series --
 Class INIT...................     2.55%        10,033    12.564284          126,057
MFS Value Series -- Class
 INIT.........................     0.95%        43,978    14.004824          615,902
MFS Value Series -- Class
 INIT.........................     1.25%        10,236    13.934862          142,637
MFS Value Series -- Class
 INIT.........................     1.30%        10,848    13.923223          151,040
MFS Value Series -- Class
 INIT.........................     1.35%       134,830    13.911613        1,875,701
MFS Value Series -- Class
 INIT.........................     1.40%       138,146    13.899996        1,920,224
MFS Value Series -- Class
 INIT.........................     1.45%        21,686    13.888402          301,186
MFS Value Series -- Class
 INIT.........................     1.55%         9,513    13.865228          131,899
MFS Value Series -- Class
 INIT.........................     1.60%         9,998    13.853659          138,499
MFS Value Series -- Class
 INIT.........................     1.65%       244,270    13.842100        3,381,210
MFS Value Series -- Class
 INIT.........................     1.70%       479,034    13.830546        6,625,305
MFS Value Series -- Class
 INIT.........................     1.75%        64,076    13.819006          885,460
MFS Value Series -- Class
 INIT.........................     1.80%        18,095    13.807483          249,846
MFS Value Series -- Class
 INIT.........................     1.85%       233,690    13.795952        3,223,977
MFS Value Series -- Class
 INIT.........................     1.90%        18,887    13.784438          260,347
MFS Value Series -- Class
 INIT.........................     1.95%        36,825    13.772939          507,183
MFS Value Series -- Class
 INIT.........................     2.00%       411,491    13.761448        5,662,711
MFS Value Series -- Class
 INIT.........................     2.05%       687,582    13.749946        9,454,210
MFS Value Series -- Class
 INIT.........................     2.10%         4,942    13.738499           67,898
MFS Value Series -- Class
 INIT.........................     2.15%       283,605    13.727024        3,893,051
MFS Value Series -- Class
 INIT.........................     2.20%       351,971    13.715558        4,827,473
MFS Value Series -- Class
 INIT.........................     2.25%        27,237    13.704127          373,264
MFS Value Series -- Class
 INIT.........................     2.30%        65,834    13.692688          901,444
MFS Value Series -- Class
 INIT.........................     2.35%        91,919    13.681257        1,257,571
MFS Value Series -- Class
 INIT.........................     2.40%        14,208    13.669839          194,221
MFS Value Series -- Class
 INIT.........................     2.45%        49,451    13.662985          675,645
MFS Value Series -- Class
 INIT.........................     2.50%        36,502    13.656146          498,477
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.40%        22,753     8.471165          192,741
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.55%         5,374     8.405786           45,172
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.65%         2,031    10.759995           21,850
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.70%           125    10.744853            1,348
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.75%        17,297     8.340096          144,258
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.90%         6,417    10.684427           68,558
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.00%         8,911    10.654361           94,937
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.05%        49,790    10.639336          529,727
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.15%         4,926    10.615793           52,292
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.20%         4,110    10.602956           43,574

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.35%         9,140   $10.564578  $        96,563
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.40%           853    10.549693            9,003
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.40%        41,165     8.690929          357,763
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.55%        27,917     8.623811          240,752
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.60%           643     8.623002            5,541
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.65%         2,704    10.588346           28,631
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.70%         6,449    10.573424           68,185
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.75%        48,047     8.556429          411,104
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.85%         1,606    10.528796           16,910
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.90%         8,059    10.513971           84,734
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.00%        25,556    10.484366          267,937
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.05%        55,343    10.469597          579,418
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.10%         3,059     8.484287           25,951
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.15%        12,153    10.446393          126,955
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.20%        35,522    10.433773          370,627
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.25%         6,549    10.419074           68,233
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.35%         9,718    10.395989          101,024
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.40%         9,146    10.381336           94,951
Jennison 20/20 Focus Portfolio
 -- Class II..................     1.70%       252,780     1.063806          268,908
Jennison 20/20 Focus Portfolio
 -- Class II..................     1.90%        47,453     1.055682           50,096
Jennison 20/20 Focus Portfolio
 -- Class II..................     2.05%        15,339     1.049642           16,101
Jennison 20/20 Focus Portfolio
 -- Class II..................     2.20%        83,835     1.046563           87,738
Jennison Portfolio -- Class
 II...........................     1.70%       103,873     0.828484           86,057
Jennison Portfolio -- Class
 II...........................     1.85%        61,484     0.823706           50,645
Jennison Portfolio -- Class
 II...........................     1.90%       105,822     0.822138           87,000
Jennison Portfolio -- Class
 II...........................     2.05%       115,025     0.817420           94,024
Jennison Portfolio -- Class
 II...........................     2.25%         9,055     0.813488            7,366
Prudential Value Portfolio --
 Class II.....................     1.70%       182,966     1.025520          187,636
Prudential Value Portfolio --
 Class II.....................     1.85%        43,824     1.019889           44,696
Prudential Value Portfolio --
 Class II.....................     2.05%       212,581     1.012425          215,221
Prudential Value Portfolio --
 Class II.....................     2.20%       170,039     1.009386          171,635
Wells Fargo Asset Allocation
 Fund.........................     1.35%        57,473     1.151803           66,197
Wells Fargo Asset Allocation
 Fund.........................     1.70%       291,492     1.140990          332,590
Wells Fargo Asset Allocation
 Fund.........................     1.85%       136,901     1.135949          155,513
Wells Fargo Asset Allocation
 Fund.........................     2.00%        20,700     1.131040           23,413
Wells Fargo Asset Allocation
 Fund.........................     2.05%       388,908     1.130086          439,500
Wells Fargo Asset Allocation
 Fund.........................     2.20%       623,638     1.126381          702,454
Wells Fargo Asset Allocation
 Fund.........................     2.35%         6,843     1.123828            7,691
Wells Fargo Asset Allocation
 Fund.........................     2.50%        52,184     1.122137           58,558
Wells Fargo Total Return Bond
 Fund.........................     1.35%       109,558     1.151424          126,148
Wells Fargo Total Return Bond
 Fund.........................     1.65%         6,455     1.141532            7,368
Wells Fargo Total Return Bond
 Fund.........................     1.70%       251,172     1.140577          286,481
Wells Fargo Total Return Bond
 Fund.........................     1.85%        32,332     1.135577           36,715
Wells Fargo Total Return Bond
 Fund.........................     1.90%         3,317     1.135004            3,765
Wells Fargo Total Return Bond
 Fund.........................     2.05%       975,201     1.129705        1,101,689
Wells Fargo Total Return Bond
 Fund.........................     2.20%     1,429,852     1.126001        1,610,016
Wells Fargo Total Return Bond
 Fund.........................     2.35%       376,326     1.123435          422,778
Wells Fargo Total Return Bond
 Fund.........................     2.50%       103,365     1.121743          115,949

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Wells Fargo Equity Income
 Fund.........................     1.35%        42,053   $ 1.155148  $        48,578
Wells Fargo Equity Income
 Fund.........................     1.65%        34,734     1.145272           39,780
Wells Fargo Equity Income
 Fund.........................     1.70%        83,306     1.144311           95,328
Wells Fargo Equity Income
 Fund.........................     1.85%        46,682     1.139247           53,183
Wells Fargo Equity Income
 Fund.........................     2.05%       238,817     1.133382          270,671
Wells Fargo Equity Income
 Fund.........................     2.20%       390,756     1.129656          441,419
Wells Fargo Equity Income
 Fund.........................     2.35%        92,600     1.127088          104,368
Wells Fargo Equity Income
 Fund.........................     2.50%        15,035     1.125397           16,920
Wells Fargo Equity Value
 Fund.........................     1.35%         3,008     1.079439            3,247
Wells Fargo Equity Value
 Fund.........................     2.05%        33,603     1.059093           35,589
Wells Fargo Equity Value
 Fund.........................     2.20%        68,952     1.055621           72,787
Wells Fargo Equity Value
 Fund.........................     2.35%       130,201     1.053230          137,132
Wells Fargo Growth Fund.......     1.70%        12,310     1.007804           12,406
Wells Fargo Growth Fund.......     1.85%        39,346     1.003353           39,479
Wells Fargo Growth Fund.......     2.20%        26,209     0.994891           26,075
Wells Fargo Growth Fund.......     2.35%        28,719     0.992631           28,507
Wells Fargo International
 Equity Fund..................     1.35%        50,434     1.125003           56,739
Wells Fargo International
 Equity Fund..................     1.70%        64,342     1.114424           71,704
Wells Fargo International
 Equity Fund..................     1.85%        32,268     1.109528           35,803
Wells Fargo International
 Equity Fund..................     2.00%         8,120     1.104723            8,970
Wells Fargo International
 Equity Fund..................     2.05%        74,814     1.103808           82,581
Wells Fargo International
 Equity Fund..................     2.20%       289,117     1.100168          318,075
Wells Fargo International
 Equity Fund..................     2.35%        16,662     1.097667           18,290
Wells Fargo International
 Equity Fund..................     2.50%        25,606     1.096017           28,064
Wells Fargo Large Company
 Growth Fund..................     1.35%       104,399     1.015612          106,029
Wells Fargo Large Company
 Growth Fund..................     1.70%       284,870     1.006052          286,594
Wells Fargo Large Company
 Growth Fund..................     1.85%        52,780     1.001632           52,866
Wells Fargo Large Company
 Growth Fund..................     1.90%         7,548     1.001129            7,556
Wells Fargo Large Company
 Growth Fund..................     2.05%     1,027,897     0.996466        1,024,264
Wells Fargo Large Company
 Growth Fund..................     2.20%     1,132,961     0.993195        1,125,252
Wells Fargo Large Company
 Growth Fund..................     2.35%       149,594     0.990944          148,239
Wells Fargo Large Company
 Growth Fund..................     2.50%        63,388     0.989443           62,719
Wells Fargo Money Market
 Fund.........................     1.35%         6,939     0.984231            6,830
Wells Fargo Money Market
 Fund.........................     1.70%       582,443     0.974986          567,872
Wells Fargo Money Market
 Fund.........................     2.05%       508,347     0.965657          490,889
Wells Fargo Money Market
 Fund.........................     2.15%        16,068     0.962979           15,474
Wells Fargo Money Market
 Fund.........................     2.20%       382,052     0.962494          367,723
Wells Fargo Small Cap Growth
 Fund.........................     1.35%        73,515     1.108382           81,482
Wells Fargo Small Cap Growth
 Fund.........................     1.70%        47,358     1.097950           51,997
Wells Fargo Small Cap Growth
 Fund.........................     1.85%       128,128     1.093116          140,059
Wells Fargo Small Cap Growth
 Fund.........................     1.90%         1,772     1.092567            1,936
Wells Fargo Small Cap Growth
 Fund.........................     2.00%        13,555     1.088399           14,753
Wells Fargo Small Cap Growth
 Fund.........................     2.05%       251,897     1.087470          273,930
Wells Fargo Small Cap Growth
 Fund.........................     2.20%       327,735     1.083908          355,235
Wells Fargo Small Cap Growth
 Fund.........................     2.35%        50,862     1.081439           55,004
Wells Fargo Small Cap Growth
 Fund.........................     2.50%        38,102     1.079819           41,143
                                                                     ---------------
    SUB-TOTAL.................                                       $18,696,921,885
                                                                     ---------------

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
AIM V.I. Basic Value Fund --
 Class I......................     1.35%        15,505   $ 1.300569  $        20,165
AIM V.I. Basic Value Fund --
 Class I......................     1.65%         9,527     1.286811           12,259
AIM V.I. Dent Demographic
 Trends Fund -- Class I.......     1.70%         5,150     1.234776            6,359
AIM V.I. Government Securities
 Fund -- Class I..............     1.40%         2,418     1.089293            2,634
AIM V.I. Government Securities
 Fund -- Class I..............     1.65%         8,148     1.080381            8,803
AIM V.I. Government Securities
 Fund -- Class I..............     1.70%        15,408     1.078619           16,619
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.35%        14,180     1.427030           20,235
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.40%         7,762     1.423532           11,049
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.65%        14,028     1.411931           19,807
AIM V.I. Mid Cap Core Equity
 Fund -- Class I..............     1.70%         5,755     1.409623            8,112
AIM V.I. Premier Equity Fund
 -- Class I...................     1.65%        34,630     1.024162           35,467
American Funds Asset
 Allocation Fund -- Class 2...     0.95%           416    12.192260            5,074
American Funds Asset
 Allocation Fund -- Class 2...     1.40%        15,997    11.054301          176,837
American Funds Asset
 Allocation Fund -- Class 2...     1.70%         9,684    11.149082          107,973
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     0.95%         5,032     1.010226            5,083
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.35%        10,045     0.997131           10,016
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.40%        32,484     0.994492           32,305
American Funds Blue Chip
 Income and Growth Fund --
 Class 2......................     1.70%        73,513     0.984137           72,347
American Funds Bond Fund --
 Class 2......................     1.40%        21,102    13.274950          280,122
American Funds Bond Fund --
 Class 2......................     1.65%         1,354    13.093620           17,730
American Funds Bond Fund --
 Class 2......................     1.70%         2,695    12.632827           34,048
American Funds Global Growth
 Fund -- Class 2..............     0.95%           442    11.947825            5,275
American Funds Global Growth
 Fund -- Class 2..............     1.40%        17,817    11.887898          211,804
American Funds Growth Fund --
 Class 2......................     0.95%           424    12.197135            5,176
American Funds Growth Fund --
 Class 2......................     1.35%         7,229    11.997422           86,730
American Funds Growth Fund --
 Class 2......................     1.40%        49,493    11.603152          574,275
American Funds Growth Fund --
 Class 2......................     1.65%         8,388    11.444565           95,992
American Funds Growth Fund --
 Class 2......................     1.70%        11,553     7.984799           92,246
American Funds Growth-Income
 Fund -- Class 2..............     0.95%           379    13.442572            5,098
American Funds Growth-Income
 Fund -- Class 2..............     1.35%        10,608    13.222603          140,267
American Funds Growth-Income
 Fund -- Class 2..............     1.40%       123,010    11.817193        1,453,633
American Funds Growth-Income
 Fund -- Class 2..............     1.65%         6,866    11.655786           80,025
American Funds Growth-Income
 Fund -- Class 2..............     1.70%         1,574    11.818773           18,601
American Funds International
 Fund -- Class 2..............     1.40%         9,773    11.696530          114,305
American Funds International
 Fund -- Class 2..............     1.70%         1,048     8.823995            9,251
American Funds New World Fund
 -- Class 2...................     1.35%         1,646    14.962078           24,635
American Funds New World Fund
 -- Class 2...................     1.40%           410    14.180702            5,819
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.40%         6,806    14.045346           95,587
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.65%           398    13.853417            5,516
American Funds Global Small
 Capitalization Fund -- Class
 2............................     1.70%         1,019    10.262848           10,461
Franklin Rising Dividends
 Securities Fund -- Class 2...     1.35%         1,477    13.254307           19,579
Franklin Income Securities
 Fund -- Class 2..............     1.35%         4,842    13.504175           65,393
Franklin Income Securities
 Fund -- Class 2..............     1.40%           164    13.479430            2,205
Franklin Real Estate Fund --
 Class 2......................     1.40%           579    21.373611           12,377
Franklin Real Estate Fund --
 Class 2......................     1.70%         1,315    19.286323           25,354
Franklin Small Cap Fund --
 Class 2......................     1.35%         3,398    11.675142           39,670
Franklin Small Cap Fund --
 Class 2......................     1.40%           888    12.241196           10,870

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
FUND                            (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
----                            --------  -------------  ----------  ---------------
Franklin Small Cap Fund --
 Class 2......................     1.65%           455   $12.073889  $         5,495
Franklin Strategic Income
 Securities Fund -- Class 1...     1.35%         1,304    14.855743           19,365
Franklin Strategic Income
 Securities Fund -- Class 1...     1.40%         1,815    14.502377           26,321
Franklin Strategic Income
 Securities Fund -- Class 1...     1.70%         4,546    13.755476           62,532
Mutual Shares Securities Fund
 -- Class 2...................     1.35%         4,640    15.295281           70,970
Mutual Shares Securities Fund
 -- Class 2...................     1.40%        17,646    13.764052          242,885
Mutual Shares Securities Fund
 -- Class 2...................     1.70%         3,181    13.039912           41,480
Templeton Developing Markets
 Securities Fund -- Class 1...     1.35%           196    14.861922            2,910
Templeton Foreign Securities
 Fund -- Class 2..............     1.40%        11,851    10.695378          126,751
Templeton Global Asset
 Allocation Fund -- Class 2...     1.40%           568    13.328990            7,573
Templeton Growth Securities
 Fund -- Class 2..............     1.35%         2,367    13.223345           31,297
Templeton Growth Securities
 Fund -- Class 2..............     1.40%         2,430    12.390441           30,107
Templeton Growth Securities
 Fund -- Class 2..............     1.65%           374    12.221194            4,574
Templeton Growth Securities
 Fund -- Class 2..............     1.70%         1,048    12.082421           12,663
Mutual Discovery Securities
 Fund -- Class 2..............     1.35%         1,453    14.496182           21,066
Hartford Money Market HLS Fund
 -- Class IA..................     0.95%        30,342     1.094675           33,214
Hartford Money Market HLS Fund
 -- Class IA..................     1.40%         6,823     1.079824            7,368
Hartford Money Market HLS Fund
 -- Class IA..................     1.70%         6,318     1.012519            6,397
MFS Capital Opportunities
 Series -- Class INIT.........     1.40%         3,016     8.459697           25,513
MFS Emerging Growth Series --
 Class INIT...................     1.40%         2,014     7.491736           15,089
MFS High Income Series --
 Class INIT...................     1.40%         1,132    11.790653           13,347
MFS High Income Series --
 Class INIT...................     1.65%           433    11.629628            5,033
MFS High Income Series --
 Class INIT...................     1.70%         8,371    11.763437           98,476
MFS Investors Growth Stock
 Series -- Class INIT.........     1.40%         4,109     7.762533           31,898
MFS Investors Trust Series --
 Class INIT...................     1.40%         1,228     8.380645           10,293
MFS New Discovery Series --
 Class INIT...................     1.40%        13,701    12.116333          166,004
MFS New Discovery Series --
 Class INIT...................     1.65%           511    11.950725            6,102
MFS Total Return Series --
 Class INIT...................     1.35%         1,449    13.861485           20,086
MFS Total Return Series --
 Class INIT...................     1.40%        37,364    12.917678          482,655
MFS Total Return Series --
 Class INIT...................     1.65%         3,430    12.741229           43,700
MFS Total Return Series --
 Class INIT...................     1.70%         3,575    12.075745           43,176
                                                                     ---------------
    SUB-TOTAL.................                                       $     5,827,528
                                                                     ---------------
GRAND TOTAL...................                                       $18,702,749,413
                                                                     ===============

  #  Rounded unit price.

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............  $   --        $   --          $   51,933
                           ----------    -----------     ----------
EXPENSES:
  Mortality and expense
   undertakings..........    (690,260)    (4,200,414)      (824,297)
                           ----------    -----------     ----------
    Net Investment income
     (loss)..............    (690,260)    (4,200,414)      (772,364)
                           ----------    -----------     ----------
CAPITAL GAINS INCOME.....      --            --             --
                           ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (177,302)       136,139         62,283
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............   4,366,607     26,867,975      2,095,948
                           ----------    -----------     ----------
    Net gain (loss) on
     investments.........   4,189,305     27,004,114      2,158,231
                           ----------    -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $3,499,045    $22,803,700     $1,385,867
                           ==========    ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              AIM V.I. DENT     AIM V.I.        AIM V.I.
                           AIM V.I. CAPITAL    DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND   GROWTH FUND   CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ---------------  -------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............     $ --             $  --           $13,835,544      $  142,750     $   472,398       $   890,982
                              ----------       ----------      -----------      ----------     -----------       -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (729,462)        (485,294)      (5,362,059)       (276,132)     (4,608,078)       (2,316,320)
                              ----------       ----------      -----------      ----------     -----------       -----------
    Net Investment income
     (loss)..............       (729,462)        (485,294)       8,473,485        (133,382)     (4,135,680)       (1,425,338)
                              ----------       ----------      -----------      ----------     -----------       -----------
CAPITAL GAINS INCOME.....       --                --              --               --           13,942,833          --
                              ----------       ----------      -----------      ----------     -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (43,058)          85,550         (135,111)         31,719          26,235            28,301
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............      2,916,484        2,120,533       (5,680,118)      3,762,990      21,222,465        10,454,431
                              ----------       ----------      -----------      ----------     -----------       -----------
    Net gain (loss) on
     investments.........      2,873,426        2,206,083       (5,815,229)      3,794,709      21,248,700        10,482,732
                              ----------       ----------      -----------      ----------     -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $2,143,964       $1,720,789      $ 2,658,256      $3,661,327     $31,055,853       $ 9,057,394
                              ==========       ==========      ===========      ==========     ===========       ===========


                           AIM V.I. SMALL CAP
                              EQUITY FUND
                              SUB-ACCOUNT
                           ------------------
INVESTMENT INCOME:
  Dividends..............      $      715
                               ----------
EXPENSES:
  Mortality and expense
   undertakings..........        (205,104)
                               ----------
    Net Investment income
     (loss)..............        (204,389)
                               ----------
CAPITAL GAINS INCOME.....        --
                               ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (109,930)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............       1,117,688
                               ----------
    Net gain (loss) on
     investments.........       1,007,758
                               ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  803,369
                               ==========

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
INVESTMENT INCOME:
  Dividends..............      $ 25,324,181         $  6,592,806     $ 29,707,448
                               ------------         ------------     ------------
EXPENSES:
  Mortality and expense
   undertakings..........       (18,371,396)         (15,324,823)     (13,452,869)
                               ------------         ------------     ------------
    Net Investment income
     (loss)..............         6,952,785           (8,732,017)      16,254,579
                               ------------         ------------     ------------
CAPITAL GAINS INCOME.....         --                    --               --
                               ------------         ------------     ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           286,981               26,672        1,027,010
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............        74,406,871           86,742,273       16,464,644
                               ------------         ------------     ------------
    Net gain (loss) on
     investments.........        74,693,852           86,768,945       17,491,654
                               ------------         ------------     ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 81,646,637         $ 78,036,928     $ 33,746,233
                               ============         ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                             AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH FUND   GROWTH FUND    GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  --------------  ------------------  ------------------  --------------
INVESTMENT INCOME:
  Dividends..............     $ 1,603,470       $  4,447,650      $ 25,691,076        $ 6,750,234       $ 1,935,205
                              -----------       ------------      ------------        -----------       -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (5,691,202)       (37,726,780)      (41,866,233)        (6,935,845)       (1,545,360)
                              -----------       ------------      ------------        -----------       -----------
    Net Investment income
     (loss)..............      (4,087,732)       (33,279,130)      (16,175,157)          (185,611)          389,845
                              -----------       ------------      ------------        -----------       -----------
CAPITAL GAINS INCOME.....        --                 --               --                  --                 --
                              -----------       ------------      ------------        -----------       -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         824,289          3,264,341         4,046,629            400,852           136,884
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............      46,981,054        286,398,544       248,250,137         77,733,205        16,115,876
                              -----------       ------------      ------------        -----------       -----------
    Net gain (loss) on
     investments.........      47,805,343        289,662,885       252,296,766         78,134,057        16,252,760
                              -----------       ------------      ------------        -----------       -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $43,717,611       $256,383,755      $236,121,609        $77,948,446       $16,642,605
                              ===========       ============      ============        ===========       ===========

                             AMERICAN FUNDS
                              GLOBAL SMALL           FRANKLIN RISING
                           CAPITALIZATION FUND  DIVIDENDS SECURITIES FUND
                               SUB-ACCOUNT             SUB-ACCOUNT
                           -------------------  -------------------------
INVESTMENT INCOME:
  Dividends..............      $ --                    $ 1,316,125
                               -----------             -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (3,122,806)             (3,675,709)
                               -----------             -----------
    Net Investment income
     (loss)..............       (3,122,806)             (2,359,584)
                               -----------             -----------
CAPITAL GAINS INCOME.....        --                      2,591,384
                               -----------             -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          500,603                  24,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............       38,462,255              23,773,440
                               -----------             -----------
    Net gain (loss) on
     investments.........       38,962,858              23,797,660
                               -----------             -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $35,840,052             $24,029,460
                               ===========             ===========

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
INVESTMENT INCOME:
  Dividends..............   $ 18,718,367      $   275,424     $  692,853
                            ------------      -----------     ----------
EXPENSES:
  Mortality and expense
   undertakings..........    (10,570,390)      (1,065,994)      (529,024)
                            ------------      -----------     ----------
    Net Investment income
     (loss)..............      8,147,977         (790,570)       163,829
                            ------------      -----------     ----------
CAPITAL GAINS INCOME.....       --               --               52,309
                            ------------      -----------     ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        101,135          (10,281)     1,079,277
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............     74,334,979        5,812,676      8,431,083
                            ------------      -----------     ----------
    Net gain (loss) on
     investments.........     74,436,114        5,802,395      9,510,360
                            ------------      -----------     ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 82,584,091      $ 5,011,825     $9,726,498
                            ============      ===========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                                               FRANKLIN                           TEMPLETON
                           FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                              CAP FUND     SECURITIES FUND   SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  ----------------  ---------------  ------------------  -----------------
INVESTMENT INCOME:
  Dividends..............   $   --           $10,023,753      $  6,026,482       $   952,565         $ 2,205,923
                            -----------      -----------      ------------       -----------         -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (5,011,821)      (5,288,473)      (13,206,815)         (853,164)         (3,764,879)
                            -----------      -----------      ------------       -----------         -----------
    Net Investment income
     (loss)..............    (5,011,821)       4,735,280        (7,180,333)           99,401          (1,558,956)
                            -----------      -----------      ------------       -----------         -----------
CAPITAL GAINS INCOME.....       --               404,285          --                --                  --
                            -----------      -----------      ------------       -----------         -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       784,697          304,466           741,981            83,055              46,161
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............    33,694,531       21,242,927        95,114,034        11,887,442          43,832,445
                            -----------      -----------      ------------       -----------         -----------
    Net gain (loss) on
     investments.........    34,479,228       21,547,393        95,856,015        11,970,497          43,878,606
                            -----------      -----------      ------------       -----------         -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $29,467,407      $26,686,958      $ 88,675,682       $12,069,898         $42,319,650
                            ===========      ===========      ============       ===========         ===========


                             TEMPLETON GLOBAL     TEMPLETON GROWTH
                           ASSET ALLOCATION FUND  SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $  417,146          $ 3,131,415
                                ----------          -----------
EXPENSES:
  Mortality and expense
   undertakings..........         (202,196)          (4,749,994)
                                ----------          -----------
    Net Investment income
     (loss)..............          214,950           (1,618,579)
                                ----------          -----------
CAPITAL GAINS INCOME.....        --                    --
                                ----------          -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          189,942               47,950
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............        1,541,386           44,889,784
                                ----------          -----------
    Net gain (loss) on
     investments.........        1,731,328           44,937,734
                                ----------          -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $1,946,278          $43,319,155
                                ==========          ===========

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           MUTUAL DISCOVERY  HARTFORD MONEY       MFS CAPITAL
                           SECURITIES FUND   MARKET HLS FUND  OPPORTUNITIES SERIES
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  --------------------
INVESTMENT INCOME:
  Dividends..............    $   569,292       $ 2,460,129        $   235,433
                             -----------       -----------        -----------
EXPENSES:
  Mortality and expense
   undertakings..........     (1,018,483)       (4,380,802)          (976,587)
                             -----------       -----------        -----------
    Net Investment income
     (loss)..............       (449,191)       (1,920,673)          (741,154)
                             -----------       -----------        -----------
CAPITAL GAINS INCOME.....       --                --                --
                             -----------       -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,705          --               (1,905,038)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............     11,581,859          --                9,304,199
                             -----------       -----------        -----------
    Net gain (loss) on
     investments.........     11,583,564          --                7,399,161
                             -----------       -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $11,134,373       $(1,920,673)       $ 6,658,007
                             ===========       ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                           MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS   MFS MID CAP
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------------  -------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   --         $   51,326     $10,610,277       $ --              $   973,149    $   --
                            -----------    ----------     -----------       -----------       -----------    -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (849,731)     (277,076)     (3,733,230)       (1,814,626)       (2,824,985)    (2,503,659)
                            -----------    ----------     -----------       -----------       -----------    -----------
    Net Investment income
     (loss)..............      (849,731)     (225,750)      6,877,047        (1,814,626)       (1,851,836)    (2,503,659)
                            -----------    ----------     -----------       -----------       -----------    -----------
CAPITAL GAINS INCOME.....       --            --              --              --                  --             --
                            -----------    ----------     -----------       -----------       -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (4,227,263)       73,551         (55,479)         (585,857)         (856,758)       179,940
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............    10,777,692     2,962,363       8,865,039        10,812,547        22,699,279     19,994,564
                            -----------    ----------     -----------       -----------       -----------    -----------
    Net gain (loss) on
     investments.........     6,550,429     3,035,914       8,809,560        10,226,690        21,842,521     20,174,504
                            -----------    ----------     -----------       -----------       -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 5,700,698    $2,810,164     $15,686,607       $ 8,412,064       $19,990,685    $17,670,845
                            ===========    ==========     ===========       ===========       ===========    ===========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           MFS NEW DISCOVERY    MFS TOTAL     MFS VALUE
                                SERIES        RETURN SERIES    SERIES
                              SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                           -----------------  -------------  -----------
INVESTMENT INCOME:
  Dividends..............     $  --            $13,059,075   $  129,494
                              -----------      -----------   ----------
EXPENSES:
  Mortality and expense
   undertakings..........      (2,140,014)     (13,536,314)    (522,600)
                              -----------      -----------   ----------
    Net Investment income
     (loss)..............      (2,140,014)        (477,239)    (393,106)
                              -----------      -----------   ----------
CAPITAL GAINS INCOME.....        --                --           384,180
                              -----------      -----------   ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (54,330)       1,249,050       26,403
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............      10,329,172       81,094,080    4,654,212
                              -----------      -----------   ----------
    Net gain (loss) on
     investments.........      10,274,842       82,343,130    4,680,615
                              -----------      -----------   ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 8,134,828      $81,865,891   $4,671,689
                              ===========      ===========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                          MERRILL LYNCH  MERRILL LYNCH                                                        SP WILLIAM BLAIR
                          GLOBAL GROWTH LARGE CAP GROWTH JENNISON 20/20                       PRUDENTIAL       INTERNATIONAL
                            V.I. FUND      V.I. FUND     FOCUS PORTFOLIO JENNISON PORTFOLIO VALUE PORTFOLIO   GROWTH PORTFOLIO
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT (A)
                          ------------- ---------------- --------------- ------------------ --------------- --------------------
INVESTMENT INCOME:
  Dividends..............   $ 19,278        $  5,828         $--              $    132         $  5,464        $   --
                            --------        --------         -------          --------         --------        -------------
EXPENSES:
  Mortality and expense
   undertakings..........    (19,432)        (49,314)         (6,111)           (5,691)         (11,377)                 (49)
                            --------        --------         -------          --------         --------        -------------
    Net Investment income
     (loss)..............       (154)        (43,486)         (6,111)           (5,559)          (5,913)                 (49)
                            --------        --------         -------          --------         --------        -------------
CAPITAL GAINS INCOME.....     --             --              --               --                --                 --
                            --------        --------         -------          --------         --------        -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    (12,964)         15,220           2,309           (59,612)           5,728                1,535
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............    167,771         181,445          51,650            94,115           74,428               (1,686)
                            --------        --------         -------          --------         --------        -------------
    Net gain (loss) on
     investments.........    154,807         196,665          53,959            34,503           80,156                 (151)
                            --------        --------         -------          --------         --------        -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $154,653        $153,179         $47,848          $ 28,944         $ 74,243        $        (200)
                            ========        ========         =======          ========         ========        =============

(a) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3 ,2004.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                  WELLS FARGO   WELLS FARGO
                                WELLS FARGO       TOTAL RETURN    EQUITY
                           ASSET ALLOCATION FUND   BOND FUND    INCOME FUND
                                SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............        $  29,129         $  84,363     $ 12,093
                                 ---------         ---------     --------
EXPENSES:
  Mortality and expense
   undertakings..........          (23,836)          (53,316)     (13,192)
                                 ---------         ---------     --------
    Net Investment income
     (loss)..............            5,293            31,047       (1,099)
                                 ---------         ---------     --------
CAPITAL GAINS INCOME.....           43,194           171,268       --
                                 ---------         ---------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              369            (6,459)         (75)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............           60,857          (137,798)      73,445
                                 ---------         ---------     --------
    Net gain (loss) on
     investments.........           61,226          (144,257)      73,370
                                 ---------         ---------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $ 109,713         $  58,058     $ 72,271
                                 =========         =========     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                           WELLS FARGO                WELLS FARGO    WELLS FARGO
                             EQUITY     WELLS FARGO  INTERNATIONAL  LARGE COMPANY     WELLS FARGO          WELLS FARGO
                           VALUE FUND   GROWTH FUND   EQUITY FUND    GROWTH FUND   MONEY MARKET FUND  SMALL CAP GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  -----------------  ---------------------
INVESTMENT INCOME:
  Dividends..............    $ 3,474      $--           $   508       $ --             $  8,300             $--
                             -------      -------       -------       --------         --------             --------
EXPENSES:
  Mortality and expense
   undertakings..........     (4,578)      (1,384)       (5,812)       (39,816)         (19,962)             (11,626)
                             -------      -------       -------       --------         --------             --------
    Net Investment income
     (loss)..............     (1,104)      (1,384)       (5,304)       (39,816)         (11,662)             (11,626)
                             -------      -------       -------       --------         --------             --------
CAPITAL GAINS INCOME.....     --           --            --             --              --                  --
                             -------      -------       -------       --------         --------             --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        109           41          (324)        (3,598)         --                    (5,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............     19,381        8,470        58,400        111,958          --                   111,128
                             -------      -------       -------       --------         --------             --------
    Net gain (loss) on
     investments.........     19,490        8,511        58,076        108,360          --                   105,837
                             -------      -------       -------       --------         --------             --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $18,386      $ 7,127       $52,772       $ 68,544         $(11,662)            $ 94,211
                             =======      =======       =======       ========         ========             ========

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            AIM V.I.
                           AGGRESSIVE   AIM V.I. BASIC  AIM V.I. BLUE
                           GROWTH FUND    VALUE FUND      CHIP FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $  (690,260)  $ (4,200,414)   $  (772,364)
  Capital gains income...      --            --              --
  Net realized gain
   (loss) on security
   transactions..........     (177,302)       136,139         62,283
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    4,366,607     26,867,975      2,095,948
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    3,499,045     22,803,700      1,385,867
                           -----------   ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    8,067,062     53,125,912      9,163,314
  Net transfers..........      423,463     26,750,074       (159,540)
  Surrenders for benefit
   payments and fees.....   (1,775,329)   (11,171,257)    (3,310,256)
  Net annuity
   transactions..........      --              18,758        --
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,715,196     68,723,487      5,693,518
                           -----------   ------------    -----------
  Net increase (decrease)
   in net assets.........   10,214,241     91,527,187      7,079,385
NET ASSETS:
  Beginning of year......   33,329,036    195,983,592     43,288,625
                           -----------   ------------    -----------
  End of year............  $43,543,277   $287,510,779    $50,368,010
                           ===========   ============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________

                                              AIM V.I. DENT     AIM V.I.        AIM V.I.
                           AIM V.I. CAPITAL    DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND   GROWTH FUND   CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ---------------  -------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $  (729,462)     $  (485,294)   $  8,473,485     $  (133,382)    $ (4,135,680)     $ (1,425,338)
  Capital gains income...        --                --             --               --            13,942,833          --
  Net realized gain
   (loss) on security
   transactions..........         (43,058)          85,550        (135,111)         31,719           26,235            28,301
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       2,916,484        2,120,533      (5,680,118)      3,762,990       21,222,465        10,454,431
                              -----------      -----------    ------------     -----------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       2,143,964        1,720,789       2,658,256       3,661,327       31,055,853         9,057,394
                              -----------      -----------    ------------     -----------     ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............       9,826,186        7,187,828     141,561,258       6,289,393       61,684,279        85,893,352
  Net transfers..........       1,412,500       (1,711,601)     (2,912,422)      6,182,793       39,924,902        41,017,207
  Surrenders for benefit
   payments and fees.....      (2,203,969)      (1,441,457)    (19,953,076)       (612,192)     (10,975,106)       (5,703,334)
  Net annuity
   transactions..........        --                 (3,344)         15,544         --                24,361             8,579
                              -----------      -----------    ------------     -----------     ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,034,717        4,031,426     118,711,304      11,859,994       90,658,436       121,215,804
                              -----------      -----------    ------------     -----------     ------------      ------------
  Net increase (decrease)
   in net assets.........      11,178,681        5,752,215     121,369,560      15,521,321      121,714,289       130,273,198
NET ASSETS:
  Beginning of year......      36,548,577       23,739,828     251,060,843       9,592,471      205,159,242        72,914,278
                              -----------      -----------    ------------     -----------     ------------      ------------
  End of year............     $47,727,258      $29,492,043    $372,430,403     $25,113,792     $326,873,531      $203,187,476
                              ===========      ===========    ============     ===========     ============      ============


                           AIM V.I. SMALL CAP
                              EQUITY FUND
                              SUB-ACCOUNT
                           ------------------
OPERATIONS:
  Net investment income
   (loss)................     $  (204,389)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........        (109,930)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       1,117,688
                              -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         803,369
                              -----------
UNIT TRANSACTIONS:
  Purchases..............       9,107,979
  Net transfers..........       8,558,467
  Surrenders for benefit
   payments and fees.....        (356,235)
  Net annuity
   transactions..........        --
                              -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      17,310,211
                              -----------
  Net increase (decrease)
   in net assets.........      18,113,580
NET ASSETS:
  Beginning of year......       1,265,985
                              -----------
  End of year............     $19,379,565
                              ===========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $    6,952,785       $   (8,732,017)   $ 16,254,579
  Capital gains income...         --                    --               --
  Net realized gain
   (loss) on security
   transactions..........            286,981               26,672       1,027,010
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         74,406,871           86,742,273      16,464,644
                              --------------       --------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         81,646,637           78,036,928      33,746,233
                              --------------       --------------    ------------
UNIT TRANSACTIONS:
  Purchases..............        270,445,299          200,240,620     168,299,731
  Net transfers..........        152,694,103           94,151,869      45,990,785
  Surrenders for benefit
   payments and fees.....        (57,585,731)         (39,240,810)    (51,132,197)
  Net annuity
   transactions..........             28,194               37,042         (58,132)
                              --------------       --------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        365,581,865          255,188,721     163,100,187
                              --------------       --------------    ------------
  Net increase (decrease)
   in net assets.........        447,228,502          333,225,649     196,846,420
NET ASSETS:
  Beginning of year......        939,163,310          777,549,116     729,505,643
                              --------------       --------------    ------------
  End of year............     $1,386,391,812       $1,110,774,765    $926,352,063
                              ==============       ==============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS     AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH FUND    GROWTH FUND     GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  ------------------  ------------------  --------------
OPERATIONS:
  Net investment income
   (loss)................     $ (4,087,732)     $  (33,279,130)    $  (16,175,157)      $   (185,611)     $    389,845
  Capital gains income...        --                  --                 --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........          824,289           3,264,341          4,046,629            400,852           136,884
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       46,981,054         286,398,544        248,250,137         77,733,205        16,115,876
                              ------------      --------------     --------------       ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       43,717,611         256,383,755        236,121,609         77,948,446        16,642,605
                              ------------      --------------     --------------       ------------      ------------
UNIT TRANSACTIONS:
  Purchases..............       88,605,297         593,698,579        658,577,392        139,113,677        24,879,791
  Net transfers..........       35,552,308         193,672,458        248,639,462         76,929,335        17,060,241
  Surrenders for benefit
   payments and fees.....      (17,031,765)       (106,579,902)      (133,240,929)       (18,567,920)       (3,939,874)
  Net annuity
   transactions..........          (61,573)             94,188             49,761            (14,027)           19,344
                              ------------      --------------     --------------       ------------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      107,064,267         680,885,323        774,025,686        197,461,065        38,019,502
                              ------------      --------------     --------------       ------------      ------------
  Net increase (decrease)
   in net assets.........      150,781,878         937,269,078      1,010,147,295        275,409,511        54,662,107
NET ASSETS:
  Beginning of year......      293,195,381       1,887,469,315      2,167,698,300        314,767,552        72,866,903
                              ------------      --------------     --------------       ------------      ------------
  End of year............     $443,977,259      $2,824,738,393     $3,177,845,595       $590,177,063      $127,529,010
                              ============      ==============     ==============       ============      ============

                             AMERICAN FUNDS
                              GLOBAL SMALL           FRANKLIN RISING
                           CAPITALIZATION FUND  DIVIDENDS SECURITIES FUND
                               SUB-ACCOUNT             SUB-ACCOUNT
                           -------------------  -------------------------
OPERATIONS:
  Net investment income
   (loss)................     $ (3,122,806)           $ (2,359,584)
  Capital gains income...        --                      2,591,384
  Net realized gain
   (loss) on security
   transactions..........          500,603                  24,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       38,462,255              23,773,440
                              ------------            ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       35,840,052              24,029,460
                              ------------            ------------
UNIT TRANSACTIONS:
  Purchases..............       60,207,759             154,541,180
  Net transfers..........       22,691,966              96,898,231
  Surrenders for benefit
   payments and fees.....       (8,880,872)             (8,355,529)
  Net annuity
   transactions..........           17,270                  18,361
                              ------------            ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       74,036,123             243,102,243
                              ------------            ------------
  Net increase (decrease)
   in net assets.........      109,876,175             267,131,703
NET ASSETS:
  Beginning of year......      140,418,927              87,768,661
                              ------------            ------------
  End of year............     $250,295,102            $354,900,364
                              ============            ============

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  8,147,977     $   (790,570)    $   163,829
  Capital gains income...       --               --                52,309
  Net realized gain
   (loss) on security
   transactions..........        101,135          (10,281)      1,079,277
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     74,334,979        5,812,676       8,431,083
                            ------------     ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     82,584,091        5,011,825       9,726,498
                            ------------     ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............    309,511,265       48,609,086         212,867
  Net transfers..........    156,095,082       23,776,209        (997,030)
  Surrenders for benefit
   payments and fees.....    (26,494,984)      (2,987,310)     (3,066,554)
  Net annuity
   transactions..........         62,872         --               (11,169)
                            ------------     ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    439,174,235       69,397,985      (3,861,886)
                            ------------     ------------     -----------
  Net increase (decrease)
   in net assets.........    521,758,326       74,409,810       5,864,612
NET ASSETS:
  Beginning of year......    374,190,638       26,544,368      35,834,392
                            ------------     ------------     -----------
  End of year............   $895,948,964     $100,954,178     $41,699,004
                            ============     ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                                               FRANKLIN                           TEMPLETON
                           FRANKLIN SMALL  STRATEGIC INCOME   MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                              CAP FUND     SECURITIES FUND   SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                            SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           --------------  ----------------  ---------------  ------------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................   $ (5,011,821)    $  4,735,280     $ (7,180,333)      $    99,401        $ (1,558,956)
  Capital gains income...       --                404,285         --                --                  --
  Net realized gain
   (loss) on security
   transactions..........        784,697          304,466          741,981            83,055              46,161
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     33,694,531       21,242,927       95,114,034        11,887,442          43,832,445
                            ------------     ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     29,467,407       26,686,958       88,675,682        12,069,898          42,319,650
                            ------------     ------------     ------------       -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............     55,175,485       78,219,944      212,777,998        12,939,704         143,137,278
  Net transfers..........     14,497,636       39,455,867       98,122,721        14,439,285          68,970,267
  Surrenders for benefit
   payments and fees.....    (14,409,317)     (16,560,788)     (38,265,950)       (2,476,732)         (8,193,469)
  Net annuity
   transactions..........         33,383           44,912           50,314             2,328              (7,198)
                            ------------     ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     55,297,187      101,159,935      272,685,083        24,904,585         203,906,878
                            ------------     ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets.........     84,764,594      127,846,893      361,360,765        36,974,483         246,226,528
NET ASSETS:
  Beginning of year......    267,714,292      253,817,382      622,699,692        36,002,933         109,913,940
                            ------------     ------------     ------------       -----------        ------------
  End of year............   $352,478,886     $381,664,275     $984,060,457       $72,977,416        $356,140,468
                            ============     ============     ============       ===========        ============


                             TEMPLETON GLOBAL     TEMPLETON GROWTH
                           ASSET ALLOCATION FUND  SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $   214,950         $ (1,618,579)
  Capital gains income...         --                    --
  Net realized gain
   (loss) on security
   transactions..........           189,942               47,950
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         1,541,386           44,889,784
                                -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         1,946,278           43,319,155
                                -----------         ------------
UNIT TRANSACTIONS:
  Purchases..............            47,808          138,015,334
  Net transfers..........            41,954           60,391,033
  Surrenders for benefit
   payments and fees.....        (1,330,795)         (12,638,030)
  Net annuity
   transactions..........            (4,843)              33,560
                                -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (1,245,876)         185,801,897
                                -----------         ------------
  Net increase (decrease)
   in net assets.........           700,402          229,121,052
NET ASSETS:
  Beginning of year......        14,938,934          179,790,637
                                -----------         ------------
  End of year............       $15,639,336         $408,911,689
                                ===========         ============

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           MUTUAL DISCOVERY  HARTFORD MONEY       MFS CAPITAL
                           SECURITIES FUND   MARKET HLS FUND  OPPORTUNITIES SERIES
                             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  --------------------
OPERATIONS:
  Net investment income
   (loss)................    $   (449,191)    $ (1,920,673)       $  (741,154)
  Capital gains income...        --               --                --
  Net realized gain
   (loss) on security
   transactions..........           1,705         --               (1,905,038)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      11,581,859         --                9,304,199
                             ------------     ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      11,134,373       (1,920,673)         6,658,007
                             ------------     ------------        -----------
UNIT TRANSACTIONS:
  Purchases..............      41,486,243      138,007,409          3,851,574
  Net transfers..........      29,286,746      (92,560,143)        (5,020,967)
  Surrenders for benefit
   payments and fees.....      (1,589,456)     (60,047,384)        (4,548,671)
  Net annuity
   transactions..........          18,731           28,123             (1,547)
                             ------------     ------------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      69,202,264      (14,571,995)        (5,719,611)
                             ------------     ------------        -----------
  Net increase (decrease)
   in net assets.........      80,336,637      (16,492,668)           938,396
NET ASSETS:
  Beginning of year......      24,881,896      240,332,081         65,391,218
                             ------------     ------------        -----------
  End of year............    $105,218,533     $223,839,413        $66,329,614
                             ============     ============        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                           MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS   MFS MID CAP
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------------  -------------  -------------
OPERATIONS:
  Net investment income
   (loss)................   $  (849,731)   $  (225,750)  $  6,877,047      $ (1,814,626)     $ (1,851,836)  $ (2,503,659)
  Capital gains income...       --             --             --              --                  --             --
  Net realized gain
   (loss) on security
   transactions..........    (4,227,263)        73,551        (55,479)         (585,857)         (856,758)       179,940
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    10,777,692      2,962,363      8,865,039        10,812,547        22,699,279     19,994,564
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,700,698      2,810,164     15,686,607         8,412,064        19,990,685     17,670,845
                            -----------    -----------   ------------      ------------      ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     6,499,845      3,107,142     33,267,954         8,093,421        72,527,178     23,380,387
  Net transfers..........    (6,388,329)     3,072,533      5,488,276           679,311        32,208,310      5,550,613
  Surrenders for benefit
   payments and fees.....    (3,335,802)      (736,080)   (13,771,785)       (6,975,946)       (9,538,818)    (7,831,332)
  Net annuity
   transactions..........        (3,371)       --              87,504            (2,965)           (1,844)       --
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (3,227,657)     5,443,595     25,071,949         1,793,821        95,194,826     21,099,668
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets.........     2,473,041      8,253,759     40,758,556        10,205,885       115,185,511     38,770,513
NET ASSETS:
  Beginning of year......    54,986,941     13,557,932    206,605,317       112,606,898       126,155,387    131,131,220
                            -----------    -----------   ------------      ------------      ------------   ------------
  End of year............   $57,459,982    $21,811,691   $247,363,873      $122,812,783      $241,340,898   $169,901,733
                            ===========    ===========   ============      ============      ============   ============

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           MFS NEW DISCOVERY     MFS TOTAL        MFS VALUE
                                SERIES         RETURN SERIES       SERIES
                              SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  ----------------  -------------
OPERATIONS:
  Net investment income
   (loss)................    $ (2,140,014)     $     (477,239)   $  (393,106)
  Capital gains income...        --                 --               384,180
  Net realized gain
   (loss) on security
   transactions..........         (54,330)          1,249,050         26,403
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      10,329,172          81,094,080      4,654,212
                             ------------      --------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       8,134,828          81,865,891      4,671,689
                             ------------      --------------    -----------
UNIT TRANSACTIONS:
  Purchases..............      46,952,486         195,937,175     17,187,262
  Net transfers..........      14,207,886          91,912,813     12,399,886
  Surrenders for benefit
   payments and fees.....      (5,877,759)        (45,403,849)    (1,036,521)
  Net annuity
   transactions..........          12,459              (5,028)       --
                             ------------      --------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      55,295,072         242,441,111     28,550,627
                             ------------      --------------    -----------
  Net increase (decrease)
   in net assets.........      63,429,900         324,307,002     33,222,316
NET ASSETS:
  Beginning of year......     101,502,882         681,796,267     14,994,065
                             ------------      --------------    -----------
  End of year............    $164,932,782      $1,006,103,269    $48,216,381
                             ============      ==============    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                                MERRILL LYNCH             MERRILL LYNCH         JENNISON 20/20
                           GLOBAL GROWTH V.I. FUND  LARGE CAP GROWTH V.I. FUND  FOCUS PORTFOLIO  JENNISON PORTFOLIO
                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------------  --------------------------  ---------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................        $     (154)                $  (43,486)            $ (6,111)         $  (5,559)
  Capital gains income...         --                        --                      --                --
  Net realized gain
   (loss) on security
   transactions..........           (12,964)                    15,220                2,309            (59,612)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           167,771                    181,445               51,650             94,115
                                 ----------                 ----------             --------          ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           154,653                    153,179               47,848             28,944
                                 ----------                 ----------             --------          ---------
UNIT TRANSACTIONS:
  Purchases..............           117,433                     68,506               42,280           --
  Net transfers..........           (23,315)                  (197,189)              (5,443)          (444,602)
  Surrenders for benefit
   payments and fees.....           (39,913)                  (240,448)             (11,939)           (17,590)
  Net annuity
   transactions..........         --                           (16,216)             --                --
                                 ----------                 ----------             --------          ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........            54,205                   (385,347)              24,898           (462,192)
                                 ----------                 ----------             --------          ---------
  Net increase (decrease)
   in net assets.........           208,858                   (232,168)              72,746           (433,248)
NET ASSETS:
  Beginning of year......         1,091,165                  3,080,884              350,097            758,340
                                 ----------                 ----------             --------          ---------
  End of year............        $1,300,023                 $2,848,716             $422,843          $ 325,092
                                 ==========                 ==========             ========          =========

                                            SP WILLIAM BLAIR
                             PRUDENTIAL      INTERNATIONAL
                           VALUE PORTFOLIO  GROWTH PORTFOLIO
                             SUB-ACCOUNT    SUB-ACCOUNT (A)
                           ---------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................     $ (5,913)         $   (49)
  Capital gains income...      --               --
  Net realized gain
   (loss) on security
   transactions..........        5,728            1,535
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       74,428           (1,686)
                              --------          -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       74,243             (200)
                              --------          -------
UNIT TRANSACTIONS:
  Purchases..............       10,491          --
  Net transfers..........      (32,283)          (6,222)
  Surrenders for benefit
   payments and fees.....       (4,623)              (9)
  Net annuity
   transactions..........      --               --
                              --------          -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (26,415)          (6,231)
                              --------          -------
  Net increase (decrease)
   in net assets.........       47,828           (6,431)
NET ASSETS:
  Beginning of year......      571,360            6,431
                              --------          -------
  End of year............     $619,188          $--
                              ========          =======

(a) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3 ,2004.

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                  WELLS FARGO   WELLS FARGO
                                WELLS FARGO       TOTAL RETURN    EQUITY
                           ASSET ALLOCATION FUND   BOND FUND    INCOME FUND
                                SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................       $    5,293         $   31,047   $   (1,099)
  Capital gains income...           43,194            171,268       --
  Net realized gain
   (loss) on security
   transactions..........              369             (6,459)         (75)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           60,857           (137,798)      73,445
                                ----------         ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          109,713             58,058       72,271
                                ----------         ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............          783,156          1,915,937      582,280
  Net transfers..........          447,310            873,517      176,375
  Surrenders for benefit
   payments and fees.....          (19,557)          (108,706)     (11,312)
  Net annuity
   transactions..........        --                   --            --
                                ----------         ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        1,210,909          2,680,748      747,343
                                ----------         ----------   ----------
  Net increase (decrease)
   in net assets.........        1,320,622          2,738,806      819,614
NET ASSETS:
  Beginning of year......          465,294            972,103      250,633
                                ----------         ----------   ----------
  End of year............       $1,785,916         $3,710,909   $1,070,247
                                ==========         ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________

                           WELLS FARGO                WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                             EQUITY     WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                           VALUE FUND   GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -------------  -------------  ------------  -----------
OPERATIONS:
  Net investment income
   (loss)................   $ (1,104)    $ (1,384)     $ (5,304)     $  (39,816)    $  (11,662)  $  (11,626)
  Capital gains income...     --           --            --             --             --            --
  Net realized gain
   (loss) on security
   transactions..........        109           41          (324)         (3,598)       --            (5,291)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     19,381        8,470        58,400         111,958        --           111,128
                            --------     --------      --------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     18,386        7,127        52,772          68,544        (11,662)      94,211
                            --------     --------      --------      ----------     ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............     31,098       84,187       409,141       1,682,901      1,616,166      511,594
  Net transfers..........     63,127        8,580        74,041         494,734       (476,908)     237,979
  Surrenders for benefit
   payments and fees.....     (5,530)        (596)       (6,750)        (60,067)       (11,061)     (22,493)
  Net annuity
   transactions..........     --           --            --             --             --            --
                            --------     --------      --------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     88,695       92,171       476,432       2,117,568      1,128,197      727,080
                            --------     --------      --------      ----------     ----------   ----------
  Net increase (decrease)
   in net assets.........    107,081       99,298       529,204       2,186,112      1,116,535      821,291
NET ASSETS:
  Beginning of year......    141,674        7,169        91,022         627,407        332,253      194,248
                            --------     --------      --------      ----------     ----------   ----------
  End of year............   $248,755     $106,467      $620,226      $2,813,519     $1,448,788   $1,015,539
                            ========     ========      ========      ==========     ==========   ==========

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                            AIM V.I.
                           AGGRESSIVE       AIM V.I.      AIM V.I. BLUE
                           GROWTH FUND  BASIC VALUE FUND    CHIP FUND
                           SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -----------  ----------------  -------------
OPERATIONS:
  Net investment
   income................  $  (375,589)   $ (1,888,925)    $  (452,205)
  Capital gains income...      --             --               --
  Net realized gain
   (loss) on security
   transactions..........      181,550         141,379         (15,671)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............    5,827,792      38,169,912       6,452,919
                           -----------    ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    5,633,753      36,422,366       5,985,043
                           -----------    ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............   17,500,087      64,547,269      14,991,080
  Net transfers..........    2,055,922      39,931,784      10,736,768
  Surrenders for benefit
   payments and fees.....     (810,534)     (4,188,276)     (1,097,567)
  Net annuity
   transactions..........      --                 (933)        --
                           -----------    ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   18,745,475     100,289,844      24,630,281
                           -----------    ------------     -----------
  Net increase (decrease)
   in net assets.........   24,379,228     136,712,210      30,615,324
NET ASSETS:
  Beginning of year......    8,949,808      59,271,382      12,673,301
                           -----------    ------------     -----------
  End of year............  $33,329,036    $195,983,592     $43,288,625
                           ===========    ============     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                                              AIM V.I. DENT     AIM V.I.        AIM V.I.
                           AIM V.I. CAPITAL    DEMOGRAPHIC     GOVERNMENT     INTERNATIONAL  AIM V.I. MID CAP  AIM V.I. PREMIER
                           APPRECIATION FUND   TRENDS FUND   SECURITIES FUND   GROWTH FUND   CORE EQUITY FUND    EQUITY FUND
                              SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------  -------------  ---------------  -------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................     $  (359,323)     $  (200,514)   $  1,958,129     $   (51,420)    $ (1,919,459)     $  (518,192)
  Capital gains income...        --                --               88,606         --             1,158,344         --
  Net realized gain
   (loss) on security
   transactions..........         464,079           35,204        (255,690)       (251,369)         (22,493)          47,860
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............       5,894,670        3,451,855      (3,633,209)      1,634,299       30,076,515       10,097,445
                              -----------      -----------    ------------     -----------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       5,999,426        3,286,545      (1,842,164)      1,331,510       29,292,907        9,627,113
                              -----------      -----------    ------------     -----------     ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............      14,856,794       10,677,838     122,134,590       4,728,741       82,548,428       27,404,020
  Net transfers..........       7,878,437        6,987,590      (5,126,032)      4,584,771       54,378,246       17,505,829
  Surrenders for benefit
   payments and fees.....        (837,427)        (587,275)    (16,195,127)     (3,665,838)      (3,981,891)      (1,620,099)
  Net annuity
   transactions..........        --                 (3,054)         (1,032)        --                 4,509           (1,314)
                              -----------      -----------    ------------     -----------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      21,897,804       17,075,099     100,812,399       5,647,674      132,949,292       43,288,436
                              -----------      -----------    ------------     -----------     ------------      -----------
  Net increase (decrease)
   in net assets.........      27,897,230       20,361,644      98,970,235       6,979,184      162,242,199       52,915,549
NET ASSETS:
  Beginning of year......       8,651,347        3,378,184     152,090,608       2,613,287       42,917,043       19,998,729
                              -----------      -----------    ------------     -----------     ------------      -----------
  End of year............     $36,548,577      $23,739,828    $251,060,843     $ 9,592,471     $205,159,242      $72,914,278
                              ===========      ===========    ============     ===========     ============      ===========


                           AIM V.I. SMALL CAP
                              EQUITY FUND
                            SUB-ACCOUNT (A)
                           ------------------
OPERATIONS:
  Net investment
   income................      $   (1,054)
  Capital gains income...             358
  Net realized gain
   (loss) on security
   transactions..........             (29)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............          35,647
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          34,922
                               ----------
UNIT TRANSACTIONS:
  Purchases..............         796,381
  Net transfers..........         435,158
  Surrenders for benefit
   payments and fees.....            (476)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       1,231,063
                               ----------
  Net increase (decrease)
   in net assets.........       1,265,985
NET ASSETS:
  Beginning of year......        --
                               ----------
  End of year............      $1,265,985
                               ==========

(a)  From inception, October 16, 2003 to December 31, 2003.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                   AMERICAN FUNDS
                              AMERICAN FUNDS      BLUE CHIP INCOME  AMERICAN FUNDS
                           ASSET ALLOCATION FUND  AND GROWTH FUND     BOND FUND
                                SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------------  ----------------  --------------
OPERATIONS:
  Net investment
   income................      $  9,041,681         $ (7,567,959)    $ 11,611,777
  Capital gains income...         --                    --               --
  Net realized gain
   (loss) on security
   transactions..........            (5,789)              69,789            5,852
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............       113,240,541          143,653,846       43,288,363
                               ------------         ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       122,276,433          136,155,676       54,905,992
                               ------------         ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............       289,334,757          258,870,367      214,631,241
  Net transfers..........       216,852,000          168,368,420      143,206,041
  Surrenders for benefit
   payments and fees.....       (27,032,407)         (16,951,370)     (29,642,285)
  Net annuity
   transactions..........            11,121               19,400          107,035
                               ------------         ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       479,165,471          410,306,817      328,302,032
                               ------------         ------------     ------------
  Net increase (decrease)
   in net assets.........       601,441,904          546,462,493      383,208,024
NET ASSETS:
  Beginning of year......       337,721,406          231,086,623      346,297,619
                               ------------         ------------     ------------
  End of year............      $939,163,310         $777,549,116     $729,505,643
                               ============         ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                             AMERICAN FUNDS     AMERICAN FUNDS     AMERICAN FUNDS      AMERICAN FUNDS    AMERICAN FUNDS
                           GLOBAL GROWTH FUND    GROWTH FUND     GROWTH-INCOME FUND  INTERNATIONAL FUND  NEW WORLD FUND
                              SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ----------------  ------------------  ------------------  --------------
OPERATIONS:
  Net investment
   income................     $ (2,135,875)     $  (16,749,511)    $   (3,200,636)      $    197,128      $    65,806
  Capital gains income...        --                  --                 --                 --                 --
  Net realized gain
   (loss) on security
   transactions..........           56,463             (42,739)          (130,360)          (286,469)          66,229
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............       63,933,226         378,826,262        410,210,254         68,191,945       16,394,421
                              ------------      --------------     --------------       ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       61,853,814         362,034,012        406,879,258         68,102,604       16,526,456
                              ------------      --------------     --------------       ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............       70,296,507         584,584,277        590,055,637         76,432,112       16,558,476
  Net transfers..........       40,547,346         314,170,335        351,145,278         38,316,155        9,542,115
  Surrenders for benefit
   payments and fees.....       (7,556,994)        (44,852,350)       (59,262,866)       (12,336,450)      (2,116,162)
  Net annuity
   transactions..........          100,466             168,048            116,410             65,222            2,841
                              ------------      --------------     --------------       ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      103,387,325         854,070,310        882,054,459        102,477,039       23,987,270
                              ------------      --------------     --------------       ------------      -----------
  Net increase (decrease)
   in net assets.........      165,241,139       1,216,104,322      1,288,933,717        170,579,643       40,513,726
NET ASSETS:
  Beginning of year......      127,954,242         671,364,993        878,764,583        144,187,909       32,353,177
                              ------------      --------------     --------------       ------------      -----------
  End of year............     $293,195,381      $1,887,469,315     $2,167,698,300       $314,767,552      $72,866,903
                              ============      ==============     ==============       ============      ===========

                             AMERICAN FUNDS
                              GLOBAL SMALL           FRANKLIN RISING
                           CAPITALIZATION FUND  DIVIDENDS SECURITIES FUND
                               SUB-ACCOUNT           SUB-ACCOUNT (B)
                           -------------------  -------------------------
OPERATIONS:
  Net investment
   income................     $   (771,716)            $  (306,363)
  Capital gains income...        --                        154,902
  Net realized gain
   (loss) on security
   transactions..........          118,414                   3,546
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............       36,604,605               5,904,861
                              ------------             -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       35,951,303               5,756,946
                              ------------             -----------
UNIT TRANSACTIONS:
  Purchases..............       36,247,292              52,711,580
  Net transfers..........       22,670,347              29,864,673
  Surrenders for benefit
   payments and fees.....       (3,484,850)               (564,538)
  Net annuity
   transactions..........           56,740              --
                              ------------             -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       55,489,529              82,011,715
                              ------------             -----------
  Net increase (decrease)
   in net assets.........       91,440,832              87,768,661
NET ASSETS:
  Beginning of year......       48,978,095              --
                              ------------             -----------
  End of year............     $140,418,927             $87,768,661
                              ============             ===========

(b)  From inception, August 11, 2003 to December 31, 2003.

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                            FRANKLIN LARGE
                           FRANKLIN INCOME    CAP GROWTH     FRANKLIN REAL
                           SECURITIES FUND  SECURITIES FUND   ESTATE FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  -------------
OPERATIONS:
  Net investment
   income................   $  4,267,654      $  (124,388)    $   349,713
  Capital gains income...       --               --               --
  Net realized gain
   (loss) on security
   transactions..........         28,606          (18,631)        246,595
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............     43,105,739        2,945,949       8,754,206
                            ------------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     47,401,999        2,802,930       9,350,514
                            ------------      -----------     -----------
UNIT TRANSACTIONS:
  Purchases..............    178,790,581       13,868,159         179,788
  Net transfers..........    122,764,396        7,144,252      (1,388,842)
  Surrenders for benefit
   payments and fees.....     (7,776,618)        (371,036)     (1,876,797)
  Net annuity
   transactions..........          2,017         --                (8,210)
                            ------------      -----------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    293,780,376       20,641,375      (3,094,061)
                            ------------      -----------     -----------
  Net increase (decrease)
   in net assets.........    341,182,375       23,444,305       6,256,453
NET ASSETS:
  Beginning of year......     33,008,263        3,100,063      29,577,939
                            ------------      -----------     -----------
  End of year............   $374,190,638      $26,544,368     $35,834,392
                            ============      ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                                                   FRANKLIN                           TEMPLETON
                             FRANKLIN SMALL    STRATEGIC INCOME   MUTUAL SHARES   DEVELOPING MARKETS  TEMPLETON FOREIGN
                                CAP FUND       SECURITIES FUND   SECURITIES FUND   SECURITIES FUND     SECURITIES FUND
                            SUB-ACCOUNT (C)      SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                           ------------------  ----------------  ---------------  ------------------  -----------------
OPERATIONS:
  Net investment
   income................     $ (2,546,346)      $  1,432,982     $ (2,458,068)      $   (66,121)       $    (21,951)
  Capital gains income...        --                  --               --                --                  --
  Net realized gain
   (loss) on security
   transactions..........       (4,147,739)            13,428           19,597           146,986              33,051
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............       59,134,447         23,917,995       97,538,258         9,146,217          19,100,609
                              ------------       ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       52,440,362         25,364,405       95,099,787         9,227,082          19,111,709
                              ------------       ------------     ------------       -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............       75,473,010         89,764,102      179,763,284        10,253,369          43,739,350
  Net transfers..........       55,269,400         74,756,291      123,916,645         7,388,398          20,176,811
  Surrenders for benefit
   payments and fees.....       (6,288,309)        (8,755,790)     (16,561,324)         (856,841)         (2,184,379)
  Net annuity
   transactions..........            6,378             (4,499)          19,789          --                    (5,631)
                              ------------       ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      124,460,479        155,760,104      287,138,394        16,784,926          61,726,151
                              ------------       ------------     ------------       -----------        ------------
  Net increase (decrease)
   in net assets.........      176,900,841        181,124,509      382,238,181        26,012,008          80,837,860
NET ASSETS:
  Beginning of year......       90,813,451         72,692,873      240,461,511         9,990,925          29,076,080
                              ------------       ------------     ------------       -----------        ------------
  End of year............     $267,714,292       $253,817,382     $622,699,692       $36,002,933        $109,913,940
                              ============       ============     ============       ===========        ============


                             TEMPLETON GLOBAL     TEMPLETON GROWTH
                           ASSET ALLOCATION FUND  SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
                           ---------------------  ----------------
OPERATIONS:
  Net investment
   income................       $   163,391         $   (191,503)
  Capital gains income...         --                    --
  Net realized gain
   (loss) on security
   transactions..........             8,490               64,000
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............         3,402,136           31,258,346
                                -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         3,574,017           31,130,843
                                -----------         ------------
UNIT TRANSACTIONS:
  Purchases..............           100,869           69,274,792
  Net transfers..........          (379,122)          36,249,344
  Surrenders for benefit
   payments and fees.....          (956,002)          (4,257,384)
  Net annuity
   transactions..........            (4,176)             (38,962)
                                -----------         ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (1,238,431)         101,227,790
                                -----------         ------------
  Net increase (decrease)
   in net assets.........         2,335,586          132,358,633
NET ASSETS:
  Beginning of year......        12,603,348           47,432,004
                                -----------         ------------
  End of year............       $14,938,934         $179,790,637
                                ===========         ============

(c) Effective April 30, 2003, Franklin Technology Securities Fund Sub-Account merged with Franklin Small Cap Fund Sub-Account.

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           MUTUAL DISCOVERY  HARTFORD MONEY       MFS CAPITAL
                           SECURITIES FUND   MARKET HLS FUND  OPPORTUNITIES SERIES
                           SUB-ACCOUNT (D)     SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  ---------------  --------------------
OPERATIONS:
  Net investment
   income................    $   (68,891)     $  (2,191,144)      $  (670,400)
  Capital gains income...       --                 --               --
  Net realized gain
   (loss) on security
   transactions..........          4,664                 48        (2,196,815)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............      2,239,507           --              15,455,841
                             -----------      -------------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      2,175,280         (2,191,096)       12,588,626
                             -----------      -------------       -----------
UNIT TRANSACTIONS:
  Purchases..............     15,819,675        188,039,346         7,775,493
  Net transfers..........      7,156,202       (126,516,697)        1,756,949
  Surrenders for benefit
   payments and fees.....       (269,261)      (107,456,847)       (2,987,209)
  Net annuity
   transactions..........       --                   (4,885)           22,297
                             -----------      -------------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     22,706,616        (45,939,083)        6,567,530
                             -----------      -------------       -----------
  Net increase (decrease)
   in net assets.........     24,881,896        (48,130,179)       19,156,156
NET ASSETS:
  Beginning of year......       --              288,462,260        46,235,062
                             -----------      -------------       -----------
  End of year............    $24,881,896      $ 240,332,081       $65,391,218
                             ===========      =============       ===========

(d)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                           MFS EMERGING    MFS GLOBAL      MFS HIGH        MFS INVESTORS     MFS INVESTORS   MFS MID CAP
                           GROWTH SERIES  EQUITY SERIES  INCOME SERIES  GROWTH STOCK SERIES  TRUST SERIES   GROWTH SERIES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  -------------  -------------  -------------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $  (604,856)   $  (136,764)  $  2,264,067      $ (1,289,310)     $   (798,058)  $ (1,315,153)
  Capital gains income...       --             --             --              --                  --             --
  Net realized gain
   (loss) on security
   transactions..........    (3,146,002)           210        (49,386)         (286,424)         (729,106)        (8,862)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............    13,889,927      2,521,344     17,395,148        18,086,063        19,595,193     25,449,171
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,139,069      2,384,790     19,609,829        16,510,329        18,068,029     24,125,156
                            -----------    -----------   ------------      ------------      ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     9,544,834      3,706,239     72,937,077        22,126,701        27,623,025     35,539,869
  Net transfers..........     4,550,419      2,628,409     63,974,843        15,379,320        16,155,429     26,356,997
  Surrenders for benefit
   payments and fees.....    (2,152,101)      (436,211)    (7,316,394)       (4,283,335)       (4,214,265)    (3,366,707)
  Net annuity
   transactions..........       (22,665)       --               4,052             1,614           (31,990)       --
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    11,920,487      5,898,437    129,599,578        33,224,300        39,532,199     58,530,159
                            -----------    -----------   ------------      ------------      ------------   ------------
  Net increase (decrease)
   in net assets.........    22,059,556      8,283,227    149,209,407        49,734,629        57,600,228     82,655,315
NET ASSETS:
  Beginning of year......    32,927,385      5,274,705     57,395,910        62,872,269        68,555,159     48,475,905
                            -----------    -----------   ------------      ------------      ------------   ------------
  End of year............   $54,986,941    $13,557,932   $206,605,317      $112,606,898      $126,155,387   $131,131,220
                            ===========    ===========   ============      ============      ============   ============

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           MFS NEW DISCOVERY    MFS TOTAL        MFS VALUE
                                SERIES        RETURN SERIES        SERIES
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (D)
                           -----------------  -------------  ------------------
OPERATIONS:
  Net investment
   income................    $ (1,045,641)    $   (391,997)     $   (68,845)
  Capital gains income...        --                --              --
  Net realized gain
   (loss) on security
   transactions..........        (236,341)          67,199            8,850
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............      19,616,695       72,425,815        1,468,102
                             ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      18,334,713       72,101,017        1,408,107
                             ------------     ------------      -----------
UNIT TRANSACTIONS:
  Purchases..............      27,759,059      198,384,191        9,508,678
  Net transfers..........      17,332,314      146,109,609        4,179,100
  Surrenders for benefit
   payments and fees.....      (2,862,247)     (21,463,034)        (101,820)
  Net annuity
   transactions..........          96,741          184,916         --
                             ------------     ------------      -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      42,325,867      323,215,682       13,585,958
                             ------------     ------------      -----------
  Net increase (decrease)
   in net assets.........      60,660,580      395,316,699       14,994,065
NET ASSETS:
  Beginning of year......      40,842,302      286,479,568         --
                             ------------     ------------      -----------
  End of year............    $101,502,882     $681,796,267      $14,994,065
                             ============     ============      ===========

(d)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                MERRILL LYNCH             MERRILL LYNCH         JENNISON 20/20
                           GLOBAL GROWTH V.I. FUND  LARGE CAP GROWTH V.I. FUND  FOCUS PORTFOLIO  JENNISON PORTFOLIO
                                 SUB-ACCOUNT             SUB-ACCOUNT (E)          SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------------  --------------------------  ---------------  ------------------
OPERATIONS:
  Net investment
   income................        $   (4,469)                $  (20,436)            $ (5,245)          $(11,813)
  Capital gains income...         --                        --                      --                --
  Net realized gain
   (loss) on security
   transactions..........            (6,303)                   (10,853)              (3,982)            (1,767)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............           278,071                    716,239               84,514            181,635
                                 ----------                 ----------             --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           267,299                    684,950               75,287            168,055
                                 ----------                 ----------             --------           --------
UNIT TRANSACTIONS:
  Purchases..............           233,646                    817,900               64,016             13,440
  Net transfers..........            19,357                    478,002              (29,406)             9,348
  Surrenders for benefit
   payments and fees.....           (30,021)                  (102,005)             (36,076)           (19,054)
  Net annuity
   transactions..........         --                        --                      --                --
                                 ----------                 ----------             --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........           222,982                  1,193,897               (1,466)             3,734
                                 ----------                 ----------             --------           --------
  Net increase (decrease)
   in net assets.........           490,281                  1,878,847               73,821            171,789
NET ASSETS:
  Beginning of year......           600,884                  1,202,037              276,276            586,551
                                 ----------                 ----------             --------           --------
  End of year............        $1,091,165                 $3,080,884             $350,097           $758,340
                                 ==========                 ==========             ========           ========

                                            PRUDENTIAL JENNISON
                             PRUDENTIAL        INTERNATIONAL
                           VALUE PORTFOLIO   GROWTH PORTFOLIO
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ---------------  -------------------
OPERATIONS:
  Net investment
   income................     $ (3,195)           $  (100)
  Capital gains income...      --                --
  Net realized gain
   (loss) on security
   transactions..........          592                110
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............      112,701              1,912
                              --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      110,098              1,922
                              --------            -------
UNIT TRANSACTIONS:
  Purchases..............       47,240           --
  Net transfers..........      132,949              4,820
  Surrenders for benefit
   payments and fees.....       (4,323)            (1,547)
  Net annuity
   transactions..........      --                --
                              --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      175,866              3,273
                              --------            -------
  Net increase (decrease)
   in net assets.........      285,964              5,195
NET ASSETS:
  Beginning of year......      285,396              1,236
                              --------            -------
  End of year............     $571,360            $ 6,431
                              ========            =======

(e) Effective November 21, 2003, Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub-Account.

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                     WELLS FARGO         WELLS FARGO
                                WELLS FARGO          TOTAL RETURN           EQUITY
                           ASSET ALLOCATION FUND      BOND FUND          INCOME FUND
                              SUB-ACCOUNT (B)      SUB-ACCOUNT (B)     SUB-ACCOUNT (B)
                           ---------------------  ------------------  ------------------
OPERATIONS:
  Net investment
   income................       $     (328)           $    1,693           $     32
  Capital gains income...        --                     --                 --
  Net realized gain
   (loss) on security
   transactions..........            7,342                (1,615)               572
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............           20,924                 6,468             12,045
                                ----------            ----------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           27,938                 6,546             12,649
                                ----------            ----------           --------
UNIT TRANSACTIONS:
  Purchases..............        1,240,756             1,241,880            336,274
  Net transfers..........         (803,400)             (270,838)           (97,547)
  Surrenders for benefit
   payments and fees.....        --                       (5,485)              (743)
  Net annuity
   transactions..........        --                     --                 --
                                ----------            ----------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          437,356               965,557            237,984
                                ----------            ----------           --------
  Net increase (decrease)
   in net assets.........          465,294               972,103            250,633
NET ASSETS:
  Beginning of year......        --                     --                 --
                                ----------            ----------           --------
  End of year............       $  465,294            $  972,103           $250,633
                                ==========            ==========           ========

(b)  From inception, August 11, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

                              WELLS FARGO                             WELLS FARGO         WELLS FARGO
                                 EQUITY           WELLS FARGO        INTERNATIONAL       LARGE COMPANY        WELLS FARGO
                               VALUE FUND         GROWTH FUND         EQUITY FUND         GROWTH FUND      MONEY MARKET FUND
                            SUB-ACCOUNT (B)     SUB-ACCOUNT (B)     SUB-ACCOUNT (B)     SUB-ACCOUNT (B)     SUB-ACCOUNT (B)
                           ------------------  ------------------  ------------------  ------------------  -----------------
OPERATIONS:
  Net investment
   income................       $    127             $   (7)            $  (105)            $ (1,332)          $   (842)
  Capital gains income...       --                  --                  --                  --                  --
  Net realized gain
   (loss) on security
   transactions..........              7            --                        3                    7            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............          9,179                261               4,133               16,196            --
                                --------             ------             -------             --------           --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          9,313                254               4,031               14,871               (842)
                                --------             ------             -------             --------           --------
UNIT TRANSACTIONS:
  Purchases..............        129,263              6,915              86,653              577,516            430,580
  Net transfers..........          3,400            --                      338               36,336            (97,485)
  Surrenders for benefit
   payments and fees.....           (302)           --                  --                    (1,316)           --
  Net annuity
   transactions..........       --                  --                  --                  --                  --
                                --------             ------             -------             --------           --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        132,361              6,915              86,991              612,536            333,095
                                --------             ------             -------             --------           --------
  Net increase (decrease)
   in net assets.........        141,674              7,169              91,022              627,407            332,253
NET ASSETS:
  Beginning of year......       --                  --                  --                  --                  --
                                --------             ------             -------             --------           --------
  End of year............       $141,674             $7,169             $91,022             $627,407           $332,253
                                ========             ======             =======             ========           ========


                                WELLS FARGO
                           SMALL CAP GROWTH FUND
                              SUB-ACCOUNT (B)
                           ---------------------
OPERATIONS:
  Net investment
   income................        $   (279)
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........               4
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the year..............           4,772
                                 --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............           4,497
                                 --------
UNIT TRANSACTIONS:
  Purchases..............         188,978
  Net transfers..........             773
  Surrenders for benefit
   payments and fees.....        --
  Net annuity
   transactions..........        --
                                 --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         189,751
                                 --------
  Net increase (decrease)
   in net assets.........         194,248
NET ASSETS:
  Beginning of year......        --
                                 --------
  End of year............        $194,248
                                 ========

(b)  From inception, August 11, 2003 to December 31, 2003.

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AIM V.I. Aggressive Growth Fund, AIM V.I. Basic Value Fund, AIM V.I. Blue Chip Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Dent Demographic Trends Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Premier Equity Fund, AIM V.I. Small Cap Equity Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Real Estate Fund, Franklin Small Cap Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Discovery Securities Fund, Hartford Money Market HLS Fund, MFS Capital Opportunities Series, MFS Emerging Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Wells Fargo Asset Allocation Fund, Wells Fargo Total Return Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Money Market Fund, and Wells Fargo Small Cap Growth Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

     a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

     b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

     c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

     d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

     e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully

_____________________________________ SA-80 ____________________________________
        borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expense risks which the company undertakes.

     b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     c) ADMINISTRATIVE CHARGE--The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

     d) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                            PURCHASES        PROCEEDS
FUND                                         AT COST        FROM SALES
----                                      --------------  --------------
AIM V.I. Aggressive Growth Fund.........  $   16,409,620  $   10,384,578
AIM V.I. Basic Value Fund...............      94,536,546      30,013,438
AIM V.I. Blue Chip Fund.................      26,053,491      21,132,282
AIM V.I. Capital Appreciation Fund......      18,665,104      10,359,811
AIM V.I. Dent Demographic Trends Fund...      14,323,617      10,777,506
AIM V.I. Government Securities Fund.....     195,279,841      68,094,595
AIM V.I. International Growth Fund......      16,172,407       4,445,827
AIM V.I. Mid Cap Core Equity Fund.......     121,390,381      20,924,734
AIM V.I. Premier Equity Fund............     126,516,204       6,726,103
AIM V.I. Small Cap Equity Fund..........      24,968,505       7,862,682
American Funds Asset Allocation Fund....     428,043,285      55,508,322
American Funds Blue Chip Income and
 Growth Fund............................     290,824,306      44,367,015
American Funds Bond Fund................     265,062,746      85,707,903
American Funds Global Growth Fund.......     127,094,451      24,117,911
American Funds Growth Fund..............     740,197,466      92,590,764
American Funds Growth-Income Fund.......     854,063,552      96,212,783
American Funds International Fund.......     219,809,179      22,533,649
American Funds New World Fund...........      51,543,836      13,134,512
American Funds Global Small
 Capitalization Fund....................      96,323,544      25,410,210
Franklin Rising Dividends Securities
 Fund...................................     252,148,119       8,814,098
Franklin Income Securities Fund.........     467,910,701      20,588,540
Franklin Large Cap Growth Securities
 Fund...................................      75,353,477       6,746,043
Franklin Real Estate Fund...............       4,418,257       8,064,008
Franklin Small Cap Fund.................     100,136,773      49,851,431
Franklin Strategic Income Securities
 Fund...................................     141,184,735      34,885,220
Mutual Shares Securities Fund...........     302,890,289      37,385,636
Templeton Developing Markets Securities
 Fund...................................      42,765,333      17,761,345
Templeton Foreign Securities Fund.......     223,035,123      20,687,217
Templeton Global Asset Allocation
 Fund...................................       1,471,353       2,502,284
Templeton Growth Securities Fund........     217,269,546      33,086,228
Mutual Discovery Securities Fund........      72,963,946       4,210,890
Hartford Money Market HLS Fund..........     375,436,405     391,930,224
MFS Capital Opportunities Series........       9,952,057      16,412,839
MFS Emerging Growth Series..............       9,912,772      13,990,144
MFS Global Equity Series................       8,446,498       3,228,651
MFS High Income Series..................     110,778,080      78,829,052
MFS Investors Growth Stock Series.......      21,296,542      21,317,333
MFS Investors Trust Series..............     114,155,447      20,812,464
MFS Mid Cap Growth Series...............      44,981,794      26,385,842
MFS New Discovery Series................      71,586,929      18,431,865
MFS Total Return Series.................     284,270,483      42,306,458
MFS Value Series........................      33,020,188       4,478,478
Merrill Lynch Global Growth V.I. Fund...         164,213         110,163
Merrill Lynch Large Cap Growth V.I.
 Fund...................................         484,335         913,167
Jennison 20/20 Focus Portfolio..........          50,029          31,240
Jennison Portfolio......................           1,472         469,224
Prudential Value Portfolio..............          15,953          48,280
SP William Blair International Growth
 Portfolio..............................        --                 6,280
Wells Fargo Asset Allocation Fund.......       1,393,487         134,087
Wells Fargo Total Return Bond Fund......       3,308,432         424,863
Wells Fargo Equity Income Fund..........         776,047          29,804
Wells Fargo Equity Value Fund...........          97,897          10,306
Wells Fargo Growth Fund.................          96,148           5,361
Wells Fargo International Equity Fund...         497,506          26,377
Wells Fargo Large Company Growth Fund...       2,306,430         228,682
Wells Fargo Money Market Fund...........       3,034,694       1,918,163
Wells Fargo Small Cap Growth Fund.......         845,161         129,707
                                          --------------  --------------
                                          $6,725,734,732  $1,537,496,619
                                          ==============  ==============

_____________________________________ SA-82 ____________________________________

  5.  CHANGES IN UNITS OUTSTANDING
      The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                        UNITS         UNITS      NET INCREASE
FUND                                    ISSUED       REDEEMED     (DECREASE)
----                                 ------------  ------------  ------------
AIM V.I. Aggressive Growth Fund....    14,719,835     8,991,741     5,728,094
AIM V.I. Basic Value Fund..........    82,021,892    24,009,696    58,012,196
AIM V.I. Blue Chip Fund............    25,021,875    19,576,930     5,444,945
AIM V.I. Capital Appreciation
 Fund..............................    16,308,146     8,621,048     7,687,098
AIM V.I. Dent Demographic Trends
 Fund..............................    12,528,386     9,028,485     3,499,901
AIM V.I. Government Securities
 Fund..............................   173,801,658    61,733,838   112,067,820
AIM V.I. International Growth
 Fund..............................    13,132,666     3,543,989     9,588,677
AIM V.I. Mid Cap Core Equity
 Fund..............................    84,690,150    14,860,672    69,829,478
AIM V.I. Premier Equity Fund.......   132,302,327     6,556,689   125,745,638
AIM V.I. Small Cap Equity Fund.....     2,290,877       732,109     1,558,768
American Funds Asset Allocation
 Fund..............................    39,435,955     4,639,051    34,796,904
American Funds Blue Chip Income and
 Growth Fund.......................   321,160,905    43,103,822   278,057,083
American Funds Bond Fund...........    19,531,597     6,378,910    13,152,687
American Funds Global Growth
 Fund..............................    13,411,466     2,241,631    11,169,835
American Funds Growth Fund.........    84,053,575     8,683,603    75,369,972
American Funds Growth-Income
 Fund..............................    77,159,340     7,417,580    69,741,760
American Funds International
 Fund..............................    24,298,936     2,198,791    22,100,145
American Funds New World Fund......     4,140,176     1,019,289     3,120,887
American Funds Global Small
 Capitalization Fund...............     9,251,160     2,291,524     6,959,636
Franklin Rising Dividends
 Securities Fund...................    20,424,823       673,842    19,750,981
Franklin Income Securities Fund....    37,490,517     1,533,465    35,957,052
Franklin Large Cap Growth
 Securities Fund...................     7,330,144       635,088     6,695,056
Franklin Real Estate Fund..........       213,524       448,281      (234,757)
Franklin Small Cap Fund............    12,177,548     5,936,517     6,241,031
Franklin Strategic Income
 Securities Fund...................    10,159,872     2,491,896     7,667,976
Mutual Shares Securities Fund......    24,844,235     2,711,727    22,132,508
Templeton Developing Markets
 Securities Fund...................     3,542,960     1,459,868     2,083,092
Templeton Foreign Securities
 Fund..............................    24,400,752     2,193,761    22,206,991
Templeton Global Asset Allocation
 Fund..............................        92,128       195,554      (103,426)
Templeton Growth Securities Fund...    19,827,720     2,914,228    16,913,492
Mutual Discovery Securities Fund...     5,632,665       311,964     5,320,701
Hartford Money Market HLS Fund.....   361,789,698   375,641,239   (13,851,541)
MFS Capital Opportunities Series...     1,499,469     2,302,701      (803,232)
MFS Emerging Growth Series.........     1,801,826     2,334,401      (532,575)
MFS Global Equity Series...........       829,101       295,805       533,296
MFS High Income Series.............     9,266,932     7,018,446     2,248,486
MFS Investors Growth Stock
 Series............................     3,564,113     3,158,079       406,034
MFS Investors Trust Series.........    15,247,550     2,638,332    12,609,218
MFS Mid Cap Growth Series..........     8,376,164     4,601,878     3,774,286
MFS New Discovery Series...........     7,862,566     1,928,217     5,934,349
MFS Total Return Series............    24,081,905     3,237,388    20,844,517
MFS Value Series...................     2,600,311       330,888     2,269,423
Merrill Lynch Global Growth V.I.
 Fund..............................        15,796        10,860         4,936
Merrill Lynch Large Cap Growth V.I.
 Fund..............................        59,860       104,608       (44,748)
Jennison 20/20 Focus Portfolio.....        51,316        26,065        25,251
Jennison Portfolio.................         1,911       595,005      (593,094)
Prudential Value Portfolio.........        11,278        40,635       (29,357)
SP William Blair International
 Growth Portfolio..................       --              8,480        (8,480)
Wells Fargo Asset Allocation
 Fund..............................     1,245,209       106,872     1,138,337
Wells Fargo Total Return Bond
 Fund..............................     2,766,194       359,190     2,407,004
Wells Fargo Equity Income Fund.....       721,480        18,337       703,143
Wells Fargo Equity Value Fund......        95,532         5,825        89,707
Wells Fargo Growth Fund............       103,307         4,348        98,959
Wells Fargo International Equity
 Fund..............................       494,958        22,194       472,764
Wells Fargo Large Company Growth
 Fund..............................     2,406,972       220,696     2,186,276
Wells Fargo Money Market Fund......     3,107,186     1,950,782     1,156,404
Wells Fargo Small Cap Growth
 Fund..............................       858,493       124,652       733,841

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                        UNITS         UNITS      NET INCREASE
                                        ISSUED       REDEEMED     (DECREASE)
                                     ------------  ------------  ------------
AIM V.I. Aggressive Growth Fund....    25,408,006     5,431,803    19,976,203
AIM V.I. Basic Value Fund..........   114,635,567    13,681,732   100,953,835
AIM V.I. Blue Chip Fund............    32,082,829     5,868,925    26,213,904
AIM V.I. Capital Appreciation
 Fund..............................    36,863,091    15,259,019    21,604,072
AIM V.I. Dent Demographic Trends
 Fund..............................    19,020,316     2,418,590    16,601,726
AIM V.I. Government Securities
 Fund..............................   200,092,082   105,945,709    94,146,373
AIM V.I. International Growth
 Fund..............................    50,747,049    45,288,805     5,458,243
AIM V.I. Mid Cap Core Equity
 Fund..............................   130,137,751     9,348,306   120,789,445
AIM V.I. Premier Equity Fund.......    53,515,215     4,093,977    49,421,239
AIM V.I. Small Cap Equity Fund.....       120,966         3,494       117,471
American Funds Asset Allocation
 Fund..............................    55,172,676     3,707,923    51,464,753
American Funds Blue Chip Income and
 Growth Fund.......................   559,308,417    30,888,051   528,420,366
American Funds Bond Fund...........    32,732,261     4,691,951    28,040,311
American Funds Global Growth
 Fund..............................    15,355,454     1,821,674    13,533,780
American Funds Growth Fund.........   124,113,462     6,671,524   117,441,938
American Funds Growth-Income
 Fund..............................   100,761,460     6,702,777    94,058,683
American Funds International
 Fund..............................    24,561,078     9,663,474    14,897,604
American Funds New World Fund......     2,985,206       522,247     2,462,959
American Funds Global Small
 Capitalization Fund...............     8,276,926     1,474,364     6,802,562
Franklin Rising Dividends
 Securities Fund...................     7,357,935        80,590     7,277,345
Franklin Income Securities Fund....    28,754,716       911,855    27,842,861
Franklin Large Cap Growth
 Securities Fund...................     2,621,670       417,076     2,204,593
Franklin Real Estate Fund..........       300,293       532,762      (232,469)
Franklin Small Cap Fund............    24,125,570     7,874,913    16,250,657
Franklin Strategic Income Fund.....    14,507,223     1,493,418    13,013,805
Mutual Shares Securities Fund......    29,642,317     2,245,001    27,397,316
Templeton Developing Markets
 Securities Fund...................     2,591,484       745,372     1,846,113
Templeton Foreign Securities
 Fund..............................    11,303,959     3,059,277     8,244,682
Templeton Global Asset Allocation
 Fund..............................       121,583       246,575      (124,992)
Templeton Growth Securities Fund...    12,716,574     1,556,574    11,159,999
Mutual Discovery Securities Fund...     2,095,079        86,143     2,008,936
Hartford Money Market HLS Fund.....   373,725,132   414,151,406   (40,426,274)
MFS Capital Opportunities Series...     3,131,337     1,892,761     1,238,576
MFS Emerging Growth Series.........     4,257,836     1,693,930     2,563,906
MFS Global Equity Series...........       959,948       246,737       713,211
MFS High Income Series.............    17,649,856     4,735,418    12,914,439
MFS Investors Growth Stock
 Series............................     7,549,135     1,631,332     5,917,803
MFS Investors Trust Series.........     7,254,451     1,381,220     5,873,231
MFS Mid Cap Growth Series..........    14,595,213     2,344,514    12,250,699
MFS New Discovery Series...........     6,615,928     1,051,809     5,564,119
MFS Total Return Series............    34,163,797     2,867,114    31,296,684
MFS Value Series...................     1,285,662        56,233     1,229,429
Merrill Lynch Global Growth V.I.
 Fund..............................        53,451        21,256        32,195
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       203,916        45,733       158,183
Jennison 20/20 Focus Portfolio.....       134,027       133,274           753
Jennison Portfolio.................       123,030       106,662        16,368
Prudential Value Portfolio.........       337,341        97,433       239,909
Prudential Jennison International
 Growth Portfolio..................         8,480         2,209         6,271
Wells Fargo Asset Allocation
 Fund..............................     1,225,770       785,968       439,803
Wells Fargo Total Return Bond
 Fund..............................     1,209,589       329,016       880,573
Wells Fargo Equity Income Fund.....       339,883        99,044       240,839
Wells Fargo Equity Value Fund......       146,379           322       146,057
Wells Fargo Growth Fund............         7,625       --              7,625
Wells Fargo International Equity
 Fund..............................        88,599       --             88,599
Wells Fargo Large Company Growth
 Fund..............................       638,202         1,042       637,161
Wells Fargo Money Market Fund......       441,314       101,870       339,445
Wells Fargo Small Cap Growth
 Fund..............................       199,082       --            199,082

_____________________________________ SA-84 ____________________________________

  6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
AIM V.I. AGGRESSIVE GROWTH FUND
  2004  Lowest contract charges            90,782   $ 1.258432   $      114,243   0.95%      --         10.75%
        Highest contract charges            7,392     1.201813            8,884   2.52%      --          8.99%
        Remaining contract
        charges                        35,602,820      --            43,420,150   --         --         --
  2003  Lowest contract charges            65,082     1.136318           73,954   0.95%      --         25.48%
        Highest contract charges          254,591     1.102688          280,735   2.39%      --         23.67%
        Remaining contract
        charges                        29,653,227      --            32,974,347   --         --         --
  2002  Lowest contract charges            39,419     0.905594           35,698   0.94%      --        (23.40)%
        Highest contract charges          156,572     0.891610          139,601   0.98%      --         (3.54)%
        Remaining contract
        charges                         9,800,706      --             8,774,509   --         --         --
  2001  Lowest contract charges             2,317     1.182176            2,739   0.22%      --         18.22%
        Highest contract charges           54,444     1.178547           64,165   0.50%      --         17.86%
        Remaining contract
        charges                           594,570      --               701,606   --         --         --
AIM V.I. BASIC VALUE FUND
  2004  Lowest contract charges         1,518,236     1.316677        1,999,026   0.95%      --         10.02%
        Highest contract charges           20,775     1.257441           26,124   2.50%      --          8.27%
        Remaining contract
        charges                       223,647,591      --           285,485,629   --         --         --
  2003  Lowest contract charges         1,198,408     1.196762        1,434,209   0.95%       0.04%     32.36%
        Highest contract charges        1,617,228     1.161366        1,878,194   2.38%       0.05%     30.46%
        Remaining contract
        charges                       164,358,770      --           192,671,189   --         --         --
  2002  Lowest contract charges           790,188     0.904142          714,443   0.94%      --        (22.88)%
        Highest contract charges          458,491     0.890198          408,148   0.97%      --         (4.59)%
        Remaining contract
        charges                        64,971,888      --            58,148,792   --         --         --
  2001  Lowest contract charges            44,098     1.172426           51,701   0.25%       0.20%     17.24%
        Highest contract charges          361,829     1.168835          422,919   0.50%       0.27%     16.88%
        Remaining contract
        charges                         5,458,015      --             6,386,595   --         --         --
AIM V.I. BLUE CHIP FUND
  2004  Lowest contract charges             7,921     1.135305            8,993   0.54%       0.11%      4.10%
        Highest contract charges            7,944     1.070087            8,501   2.51%       0.42%      2.04%
        Remaining contract
        charges                        46,322,109      --            50,350,516   --         --         --
  2003  Lowest contract charges             7,456     1.090605            8,131   0.55%      --         24.46%
        Highest contract charges          627,712     1.048719          658,294   2.38%      --         22.18%
        Remaining contract
        charges                        40,257,859      --            42,622,200   --         --         --
  2002  Lowest contract charges             7,082     0.876290            6,206   0.55%      --        (26.57)%
        Highest contract charges          180,335     0.858356          154,792   0.97%      --         (5.33)%
        Remaining contract
        charges                        14,491,706      --            12,512,304   --         --         --
  2001  Lowest contract charges            10,402     1.191965           12,399   0.23%       0.03%     19.20%
        Highest contract charges          120,620     1.188319          143,335   0.50%       0.03%     18.83%
        Remaining contract
        charges                         1,407,254      --             1,674,292   --         --         --

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
AIM V.I. CAPITAL APPRECIATION FUND
  2004  Lowest contract charges           392,765   $ 1.275804   $      501,092   0.95%      --          5.62%
        Highest contract charges            5,809     1.218395            7,078   2.45%      --          3.94%
        Remaining contract
        charges                        38,172,286      --            47,219,088   --         --         --
  2003  Lowest contract charges           341,648     1.207936          412,689   0.95%      --         28.30%
        Highest contract charges          248,132     1.172191          290,858   2.38%      --         26.45%
        Remaining contract
        charges                        30,293,982      --            35,845,030   --         --         --
  2002  Lowest contract charges           231,383     0.941523          217,852   0.94%      --        (25.07)%
        Highest contract charges           34,112     0.926994           31,622   0.98%      --         (3.98)%
        Remaining contract
        charges                         9,014,193      --             8,401,872   --         --         --
  2001  Lowest contract charges             4,894     1.256556            6,150   0.25%      --         25.66%
        Highest contract charges           29,117     1.252716           36,476   0.53%      --         25.27%
        Remaining contract
        charges                           961,025      --             1,205,575   --         --         --
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
  2004  Lowest contract charges            48,137     1.265512           60,917   0.95%      --          7.23%
        Highest contract charges          109,422     1.209161          132,309   2.47%      --          5.58%
        Remaining contract
        charges                        23,883,556      --            29,298,817   --         --         --
  2003  Lowest contract charges            60,057     1.180177           70,878   0.95%      --         36.17%
        Highest contract charges          165,344     1.145247          189,360   2.40%      --         34.21%
        Remaining contract
        charges                        20,315,813      --            23,479,590   --         --         --
  2002  Lowest contract charges            52,583     0.866707           45,574   0.94%      --        (32.84)%
        Highest contract charges          153,564     0.853330          131,041   0.98%      --         (6.43)%
        Remaining contract
        charges                         3,733,337      --             3,201,569   --         --         --
  2001  Lowest contract charges             2,586     1.290558            3,337   0.25%      --         29.06%
        Highest contract charges           52,208     1.286613           67,171   0.49%      --         28.66%
        Remaining contract
        charges                           390,269      --               502,686   --         --         --
AIM V.I. GOVERNMENT SECURITIES FUND
  2004  Lowest contract charges         1,769,004     1.105472        1,955,584   0.95%       3.88%      1.59%
        Highest contract charges           72,196     1.055721           76,219   2.48%      13.47%     (0.02)%
        Remaining contract
        charges                       345,692,677      --           370,398,600   --         --         --
  2003  Lowest contract charges         1,960,167     1.088130        2,132,916   0.95%       2.16%      0.11%
        Highest contract charges        2,199,782     1.055918        2,322,789   2.39%       2.92%     (1.33)%
        Remaining contract
        charges                       231,306,108      --           246,605,138   --         --         --
  2002  Lowest contract charges         1,520,766     1.086887        1,652,901   0.94%       4.54%      8.56%
        Highest contract charges          691,471     1.070119          739,956   0.98%       3.63%      3.30%
        Remaining contract
        charges                       139,107,446      --           149,697,751   --         --         --
  2001  Lowest contract charges            38,630     1.001206           38,677   0.24%       4.78%      0.12%
        Highest contract charges          216,023     0.998134          215,620   0.51%       7.91%     (0.19)%
        Remaining contract
        charges                         5,564,289      --             5,560,258   --         --         --

_____________________________________ SA-86 ____________________________________

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
AIM V.I. INTERNATIONAL GROWTH FUND
  2004  Lowest contract charges            88,480   $ 1.445927   $      127,935   0.95%       0.72%     22.83%
        Highest contract charges            9,171     1.380892           12,665   2.45%       2.94%     20.89%
        Remaining contract
        charges                        17,817,045      --            24,973,192   --         --         --
  2003  Lowest contract charges            67,870     1.177149           79,893   0.94%       0.66%     27.84%
        Highest contract charges           59,552     1.142322           68,027   2.39%       0.47%     26.01%
        Remaining contract
        charges                         8,198,597      --             9,444,551   --         --         --
  2002  Lowest contract charges            17,230     0.920779           15,865   0.94%       1.10%    (16.47)%
        Highest contract charges           53,197     0.906571           48,227   1.00%       1.12%     (7.66)%
        Remaining contract
        charges                         2,797,349      --             2,549,195   --         --         --
  2001  Lowest contract charges             1,782     1.102346            1,964   0.22%       0.91%     10.24%
        Highest contract charges           20,175     1.098965           22,172   0.53%       0.70%      9.90%
        Remaining contract
        charges                           191,433      --               210,640   --         --         --
AIM V.I. MID CAP CORE EQUITY FUND
  2004  Lowest contract charges         2,997,792     1.444712        4,330,946   0.95%       0.18%     12.74%
        Highest contract charges           33,815     1.379716           46,655   2.51%       0.49%     10.95%
        Remaining contract
        charges                       230,251,882      --           322,495,930   --         --         --
  2003  Lowest contract charges         2,083,091     1.281424        2,669,322   0.94%      --         26.11%
        Highest contract charges        1,598,816     1.243511        1,988,146   2.38%      --         24.30%
        Remaining contract
        charges                       159,772,104      --           200,501,774   --         --         --
  2002  Lowest contract charges           944,882     1.016105          960,100   0.94%      --        (11.94)%
        Highest contract charges          345,495     1.000434          345,645   0.98%      --         (1.31)%
        Remaining contract
        charges                        41,374,186      --            41,611,298   --         --         --
  2001  Lowest contract charges            12,300     1.153905           14,193   0.25%       0.27%     15.39%
        Highest contract charges          101,931     1.150372          117,259   0.50%       0.33%     15.04%
        Remaining contract
        charges                         2,463,922      --             2,837,570   --         --         --
AIM V.I. PREMIER EQUITY FUND
  2004  Lowest contract charges           468,054     1.047934          490,489   0.95%       0.54%      4.77%
        Highest contract charges           97,266     1.000777           97,342   2.48%       1.65%      3.11%
        Remaining contract
        charges                       199,631,274      --           202,599,645   --         --         --
  2003  Lowest contract charges           367,682     1.000201          367,756   0.95%       0.33%     23.90%
        Highest contract charges        1,363,091     0.970604        1,323,022   2.39%       0.33%     22.12%
        Remaining contract
        charges                        72,720,183      --            71,223,500   --         --         --
  2002  Lowest contract charges           314,018     0.807282          253,501   0.94%       0.66%    (30.92)%
        Highest contract charges          629,173     0.794823          500,081   0.97%       0.99%     (5.89)%
        Remaining contract
        charges                        24,086,526      --            19,245,147   --         --         --
  2001  Lowest contract charges            10,383     1.168599           12,133   0.24%       0.24%     16.86%
        Highest contract charges          160,597     1.165014          187,097   0.48%       0.22%     16.50%
        Remaining contract
        charges                         1,369,894      --             1,598,014   --         --         --
AIM V.I. SMALL CAP EQUITY FUND
  2004  Lowest contract charges             7,059    11.703215           82,611   0.94%       0.01%      8.37%
        Highest contract charges           28,440    11.488515          326,730   2.46%       0.01%      6.71%
        Remaining contract
        charges                         1,640,742      --            18,970,224   --         --         --
  2003  Lowest contract charges               622    10.799031            6,716   0.19%       0.01%      7.99%
        Highest contract charges           14,360    10.767619          154,621   0.45%       0.05%      7.68%
        Remaining contract
        charges                           102,491      --             1,104,648   --         --         --

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
AMERICAN FUNDS ASSET ALLOCATION FUND
  2004  Lowest contract charges            10,465   $11.786704   $      123,350   0.55%       2.11%      7.75%
        Highest contract charges            1,641    10.882712           17,854   2.52%       3.02%      5.61%
        Remaining contract
        charges                       125,182,467      --         1,386,250,608   --         --         --
  2003  Lowest contract charges             8,998    10.939269           98,427   0.55%       2.39%     21.07%
        Highest contract charges          491,001    10.304308        5,059,430   2.39%       2.97%     18.86%
        Remaining contract
        charges                        89,897,670      --           934,005,453   --         --         --
  2002  Lowest contract charges             7,982     9.035216           72,118   0.55%       6.24%    (12.86)%
        Highest contract charges          136,236     8.669566        1,181,103   0.99%       5.54%     (4.03)%
        Remaining contract
        charges                        38,788,697      --           336,468,185   --         --         --
  2001  Lowest contract charges           671,535    10.854660        7,289,285   0.93%       3.19%     (0.44)%
        Highest contract charges          316,688    10.114163        3,203,032   1.81%       2.16%     (3.46)%
        Remaining contract
        charges                        12,518,997      --           125,210,083   --         --         --
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH FUND
  2004  Lowest contract charges            14,037     1.024433           14,380   0.55%       0.70%      9.14%
        Highest contract charges           36,346     0.962536           34,985   2.52%       0.84%      6.98%
        Remaining contract
        charges                     1,131,890,853      --         1,110,725,400   --         --         --
  2003  Lowest contract charges            35,666     0.938623           33,477   0.55%      --         30.01%
        Highest contract charges        6,852,958     0.899720        6,165,744   2.39%      --         27.63%
        Remaining contract
        charges                       846,995,529      --           771,349,895   --         --         --
  2002  Lowest contract charges            21,623     0.721964           15,611   0.54%       6.82%    (23.49)%
        Highest contract charges        1,962,836     0.704939        1,383,679   0.99%       2.57%     (6.71)%
        Remaining contract
        charges                       323,479,326      --           229,687,333   --         --         --
  2001  Lowest contract charges         1,565,419     0.941805        1,474,319   0.44%       0.99%     (5.82)%
        Highest contract charges        1,591,847     0.936725        1,491,123   0.96%       0.83%     (6.33)%
        Remaining contract
        charges                        47,247,814      --            44,356,840   --         --         --
AMERICAN FUNDS BOND FUND
  2004  Lowest contract charges             2,141    13.409593           28,716   0.55%       3.57%      5.14%
        Highest contract charges            7,194    12.331092           88,704   2.52%       3.53%      3.06%
        Remaining contract
        charges                        72,017,916      --           926,234,643   --         --         --
  2003  Lowest contract charges             2,141    12.754482           27,313   0.55%       3.90%     12.18%
        Highest contract charges          474,929    11.965616        5,682,815   2.39%       3.74%     10.12%
        Remaining contract
        charges                        58,397,494      --           723,795,515   --         --         --
  2002  Lowest contract charges             2,633    11.369657           29,936   0.55%      --          3.48%
        Highest contract charges          107,500    10.865552        1,168,044   0.98%      --          6.62%
        Remaining contract
        charges                        30,724,120      --           345,099,638   --         --         --
  2001  Lowest contract charges           315,987    11.380863        3,596,208   0.92%       4.41%      7.12%
        Highest contract charges          470,397    10.674933        5,021,455   1.83%       3.65%      3.18%
        Remaining contract
        charges                        11,187,638      --           123,112,511   --         --         --

_____________________________________ SA-88 ____________________________________

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
AMERICAN FUNDS GLOBAL GROWTH FUND
  2004  Lowest contract charges             3,328   $10.711021   $       35,645   0.55%       0.44%     12.86%
        Highest contract charges            5,074     8.176466           41,484   2.52%       0.52%     10.63%
        Remaining contract
        charges                        42,232,422      --           443,900,130   --         --         --
  2003  Lowest contract charges             3,984     9.490163           37,812   0.55%       0.49%     34.53%
        Highest contract charges          258,056     8.056988        2,079,153   2.39%       0.43%     32.07%
        Remaining contract
        charges                        30,808,949      --           291,078,416   --         --         --
  2002  Lowest contract charges             2,197     7.054145           15,498   0.54%      --        (15.11)%
        Highest contract charges           65,772     6.100532          401,246   0.98%      --          0.96%
        Remaining contract
        charges                        17,469,240      --           127,537,499   --         --         --
  2001  Lowest contract charges           500,267     9.380782        4,692,897   0.93%       0.71%    (15.03)%
        Highest contract charges          202,317     7.305593        1,478,049   1.84%       0.58%    (20.45)%
        Remaining contract
        charges                        10,339,844      --            92,468,473   --         --         --
AMERICAN FUNDS GROWTH FUND
  2004  Lowest contract charges             9,193     9.179128           84,386   0.55%       0.18%     11.88%
        Highest contract charges           32,993     7.823331          258,116   2.53%       0.28%      9.67%
        Remaining contract
        charges                       292,097,787      --         2,824,395,891   --         --         --
  2003  Lowest contract charges             9,172     8.204458           75,251   0.55%       0.13%     36.06%
        Highest contract charges        1,569,124     7.107056       11,151,851   2.38%       0.15%     33.57%
        Remaining contract
        charges                       215,191,705      --         1,876,242,213   --         --         --
  2002  Lowest contract charges             5,263     6.030169           31,735   0.55%       0.05%    (24.87)%
        Highest contract charges          378,843     5.320989        2,015,818   0.98%       0.08%     (0.10)%
        Remaining contract
        charges                        98,943,957      --           669,317,440   --         --         --
  2001  Lowest contract charges         1,640,369    10.793870       17,705,934   0.93%       0.45%    (18.93)%
        Highest contract charges        1,934,824     7.200112       13,930,953   1.83%       0.42%    (24.41)%
        Remaining contract
        charges                        49,060,494      --           467,570,160   --         --         --
AMERICAN FUNDS GROWTH-INCOME FUND
  2004  Lowest contract charges            14,880    12.475956          185,646   0.55%       0.89%      9.77%
        Highest contract charges           22,931    11.704328          268,390   2.52%       1.44%      7.60%
        Remaining contract
        charges                       268,887,815      --         3,177,391,559   --         --         --
  2003  Lowest contract charges            13,123    11.365643          149,154   0.55%       1.20%     31.70%
        Highest contract charges        1,124,389    10.721995       12,055,696   2.38%       1.36%     29.29%
        Remaining contract
        charges                       198,046,354      --         2,155,493,450   --         --         --
  2002  Lowest contract charges             8,695     8.629956           75,040   0.55%       2.28%    (18.79)%
        Highest contract charges          282,187     8.293041        2,340,189   0.99%       2.27%     (3.56)%
        Remaining contract
        charges                       104,834,298      --           876,349,353   --         --         --
  2001  Lowest contract charges         2,517,626    11.588474       29,175,441   0.93%       1.74%      1.59%
        Highest contract charges        1,361,993    10.381852       14,140,008   1.83%       1.50%     (3.38)%
        Remaining contract
        charges                        54,768,012      --           565,980,593   --         --         --

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
AMERICAN FUNDS INTERNATIONAL FUND
  2004  Lowest contract charges             4,397   $10.393491   $       45,696   0.55%       1.34%     18.66%
        Highest contract charges           10,641     7.874120           83,791   2.51%       2.43%     16.32%
        Remaining contract
        charges                        58,012,272      --           590,047,576   --         --         --
  2003  Lowest contract charges             4,397     8.758771           38,515   0.55%       1.59%     34.11%
        Highest contract charges          328,812     7.405010        2,434,853   2.38%       1.99%     31.66%
        Remaining contract
        charges                        35,593,956      --           312,294,184   --         --         --
  2002  Lowest contract charges             2,406     6.530906           15,710   0.54%       5.58%    (15.31)%
        Highest contract charges           58,538     5.624453          329,242   0.99%       2.52%     (3.00)%
        Remaining contract
        charges                        20,968,615      --           143,842,957   --         --         --
  2001  Lowest contract charges           373,239     8.453967        3,155,354   0.93%       0.86%    (20.65)%
        Highest contract charges          273,741     6.751649        1,848,204   1.83%       0.80%    (24.16)%
        Remaining contract
        charges                        12,873,704      --           108,674,627   --         --         --
AMERICAN FUNDS NEW WORLD FUND
  2004  Lowest contract charges             2,978    14.688942           43,742   0.55%       1.98%     18.15%
        Highest contract charges               65    12.908373              840   2.52%      --         15.81%
        Remaining contract
        charges                         9,311,198      --           127,484,428   --         --         --
  2003  Lowest contract charges             2,978    12.432788           37,024   0.55%       1.88%     38.41%
        Highest contract charges           23,564    11.146365          262,655   2.39%       1.93%     35.88%
        Remaining contract
        charges                         6,166,812      --            72,567,224   --         --         --
  2002  Lowest contract charges             1,746     8.982404           15,687   0.54%      --         (6.18)%
        Highest contract charges            7,530     8.203153           61,768   0.99%      --         (0.32)%
        Remaining contract
        charges                         3,721,118      --            32,275,721   --         --         --
  2001  Lowest contract charges           127,490    10.034141        1,279,256   0.94%       0.19%     (5.10)%
        Highest contract charges           30,081     8.888964          267,385   1.84%       0.18%    (10.45)%
        Remaining contract
        charges                         2,318,090      --            21,808,199   --         --         --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND
  2004  Lowest contract charges           471,158    13.406321        6,316,499   0.95%      --         19.74%
        Highest contract charges              365     9.888098            3,606   2.53%      --         17.84%
        Remaining contract
        charges                        20,236,417      --           243,974,997   --         --         --
  2003  Lowest contract charges           316,816    11.196332        3,547,180   0.95%       0.59%     52.08%
        Highest contract charges          105,773     8.501150          899,196   2.38%       0.51%     49.89%
        Remaining contract
        charges                        13,325,715      --           135,972,551   --         --         --
  2002  Lowest contract charges           198,360     7.362261        1,460,376   0.95%       0.71%    (19.82)%
        Highest contract charges           17,086     5.671489           96,901   0.98%      --         (5.41)%
        Remaining contract
        charges                         6,730,296      --            47,420,818   --         --         --
  2001  Lowest contract charges           138,117     9.181961        1,268,189   0.94%       0.90%    (13.68)%
        Highest contract charges          106,118     7.162167          760,034   1.82%       0.49%    (18.16)%
        Remaining contract
        charges                         4,228,330      --            38,964,673   --         --         --
FRANKLIN RISING DIVIDENDS SECURITIES FUND
  2004  Lowest contract charges           550,441    13.343129        7,344,611   0.94%       0.57%      9.95%
        Highest contract charges          581,258    13.010868        7,562,677   2.47%       0.59%      8.26%
        Remaining contract
        charges                        25,896,626      --           339,993,076   --         --         --
  2003  Lowest contract charges            58,295    12.135710          707,455   0.63%       0.12%     21.36%
        Highest contract charges           16,619    12.018369          199,732   1.60%       0.44%     20.18%
        Remaining contract
        charges                         7,202,430      --            86,861,474   --         --         --

_____________________________________ SA-90 ____________________________________

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
FRANKLIN INCOME SECURITIES FUND
  2004  Lowest contract charges           863,574   $13.642332   $   11,781,159   0.94%       2.87%     12.78%
        Highest contract charges          861,993    13.122761       11,311,726   2.48%       2.81%     11.05%
        Remaining contract
        charges                        65,655,124      --           872,856,079   --         --         --
  2003  Lowest contract charges           176,401    12.096560        2,133,848   0.94%       4.46%     30.47%
        Highest contract charges          145,929    11.817583        1,724,527   2.38%       5.57%     28.60%
        Remaining contract
        charges                        31,101,309      --           370,332,263   --         --         --
  2002  Lowest contract charges            15,233     9.271245          141,233   0.63%       1.00%     (7.29)%
        Highest contract charges           19,877     9.189550          182,661   0.98%      --          4.80%
        Remaining contract
        charges                         3,545,666      --            32,684,369   --         --         --
FRANKLIN LARGE CAP GROWTH SECURITIES FUND
  2004  Lowest contract charges            26,893    11.174616          300,520   0.94%       0.46%      6.91%
        Highest contract charges            1,209    10.743408           12,994   2.48%       0.23%      5.22%
        Remaining contract
        charges                         9,246,790      --           100,640,664   --         --         --
  2003  Lowest contract charges             5,317    10.452055           55,576   0.95%       0.79%     25.75%
        Highest contract charges           21,282    10.210816          217,310   2.39%       0.78%     23.94%
        Remaining contract
        charges                         2,553,237      --            26,271,482   --         --         --
  2002  Lowest contract charges             1,945     8.312007           16,164   0.62%      --        (16.88)%
        Highest contract charges            4,895     8.238626           40,326   0.98%      --         (4.31)%
        Remaining contract
        charges                           368,402      --             3,043,572   --         --         --
FRANKLIN REAL ESTATE FUND
  2004  Lowest contract charges            32,236    25.112355          809,528   0.95%       1.93%     30.56%
        Highest contract charges           12,414    18.854076          234,060   2.39%       1.96%     28.68%
        Remaining contract
        charges                         1,975,381      --            40,655,416   --         --         --
  2003  Lowest contract charges            35,846    19.234925          689,501   0.95%       2.47%     34.47%
        Highest contract charges            5,926    14.652183           86,832   2.37%       2.54%     32.53%
        Remaining contract
        charges                         2,213,016      --            35,058,059   --         --         --
  2002  Lowest contract charges            34,116    14.304701          488,024   0.95%       2.92%      1.11%
        Highest contract charges            1,330    11.055515           14,707   0.90%      --         (5.19)%
        Remaining contract
        charges                         2,451,809      --            29,075,207   --         --         --
  2001  Lowest contract charges            21,727    14.148124          307,392   0.93%       3.56%      6.86%
        Highest contract charges           50,725    11.071713          561,612   1.82%       2.88%      3.89%
        Remaining contract
        charges                         1,381,829      --            16,391,858   --         --         --
FRANKLIN SMALL CAP FUND
  2004  Lowest contract charges           199,676    11.869463        2,370,052   0.95%      --         10.42%
        Highest contract charges            9,454     6.812757           64,408   2.53%      --          8.67%
        Remaining contract
        charges                        38,719,405      --           350,044,426   --         --         --
  2003  Lowest contract charges           178,290    10.749301        1,916,495   0.95%      --         35.95%
        Highest contract charges          478,168     6.297494        3,011,262   2.38%      --         34.00%
        Remaining contract
        charges                        32,031,044      --           262,786,535   --         --         --
  2002  Lowest contract charges           152,006     7.906886        1,201,895   0.95%       0.24%    (29.36)%
        Highest contract charges           71,148     2.413280          171,699   0.98%      --         (5.13)%
        Remaining contract
        charges                        16,213,692      --            89,439,857   --         --         --
  2001  Lowest contract charges           105,522    11.193018        1,181,107   0.94%       0.38%    (16.05)%
        Highest contract charges           41,011     4.397814          180,358   1.87%      --        (41.11)%
        Remaining contract
        charges                         7,874,947      --            68,451,027   --         --         --

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
  2004  Lowest contract charges           366,668   $15.102795   $    5,537,709   0.95%       3.12%      8.97%
        Highest contract charges            1,721    13.514956           23,264   2.50%       1.66%      7.25%
        Remaining contract
        charges                        26,903,181      --           376,103,302   --         --         --
  2003  Lowest contract charges           219,517    13.859065        3,042,300   0.94%       2.51%     19.22%
        Highest contract charges          174,848    12.519934        2,189,091   2.39%       2.82%     17.50%
        Remaining contract
        charges                        19,209,229      --           248,585,991   --         --         --
  2002  Lowest contract charges            58,180    11.624901          676,336   0.95%       0.04%      4.12%
        Highest contract charges           29,719    10.654942          316,652   0.98%      --          7.84%
        Remaining contract
        charges                         6,501,895      --            71,699,885   --         --         --
  2001  Lowest contract charges            23,723    11.164587          264,858   0.93%       7.72%      3.52%
        Highest contract charges           94,388    10.361373          977,987   1.82%      10.26%     (1.15)%
        Remaining contract
        charges                         2,823,583      --            30,262,131   --         --         --
MUTUAL SHARES SECURITIES FUND
  2004  Lowest contract charges             1,316    13.744675           18,091   0.55%       0.77%     12.01%
        Highest contract charges           20,101    13.229769          265,933   2.52%       0.50%      9.80%
        Remaining contract
        charges                        73,985,912      --           983,776,433   --         --         --
  2003  Lowest contract charges             1,366    12.270479           16,757   0.55%       1.01%     24.46%
        Highest contract charges          422,809    11.592760        4,901,518   2.39%       1.08%     22.18%
        Remaining contract
        charges                        51,450,646      --           617,781,417   --         --         --
  2002  Lowest contract charges             1,628     9.858825           16,055   0.55%       0.92%    (12.30)%
        Highest contract charges          119,782     9.488086        1,136,500   0.98%      --         (2.94)%
        Remaining contract
        charges                        24,356,092      --           239,308,956   --         --         --
  2001  Lowest contract charges           151,349    12.870679        1,947,968   0.92%       1.53%      6.03%
        Highest contract charges          455,876    10.997991        5,013,724   1.83%       1.43%     (0.09)%
        Remaining contract
        charges                         8,665,660      --            98,474,887   --         --         --
TEMPLETON DEVELOPING MARKETS SECURITIES FUND
  2004  Lowest contract charges            48,759    15.109178          736,710   0.95%       1.78%     23.65%
        Highest contract charges              594    13.272221            7,881   2.52%      --         21.69%
        Remaining contract
        charges                         5,274,548      --            72,232,825   --         --         --
  2003  Lowest contract charges            28,735    12.218910          351,112   0.95%       1.23%     52.29%
        Highest contract charges           16,178    12.302650          199,029   2.39%       1.31%     50.10%
        Remaining contract
        charges                         3,195,896      --            35,452,792   --         --         --
  2002  Lowest contract charges            20,156     8.023648          161,722   0.95%       1.52%     (0.91)%
        Highest contract charges            1,558     8.196406           12,773   0.98%      --         (0.79)%
        Remaining contract
        charges                         1,372,982      --             9,816,430   --         --         --
  2001  Lowest contract charges            16,135     8.097194          130,649   0.94%       1.04%     (8.95)%
        Highest contract charges            4,564     8.375416           38,229   1.84%       0.53%    (16.92)%
        Remaining contract
        charges                           751,645      --             5,328,623   --         --         --

_____________________________________ SA-92 ____________________________________

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
TEMPLETON FOREIGN SECURITIES FUND
  2004  Lowest contract charges           253,723   $11.321045   $    2,872,413   0.95%       0.97%     17.41%
        Highest contract charges            8,289     9.873173           81,842   2.50%       0.27%     15.55%
        Remaining contract
        charges                        34,440,721      --           353,186,213   --         --         --
  2003  Lowest contract charges           124,710     9.642470        1,202,509   0.95%       1.62%     30.96%
        Highest contract charges          124,575     8.544872        1,064,480   2.39%       1.70%     29.08%
        Remaining contract
        charges                        12,246,457      --           107,646,951   --         --         --
  2002  Lowest contract charges               393     7.053785            2,770   0.54%       1.40%    (19.01)%
        Highest contract charges           26,897     6.619804          178,052   0.98%      --         (9.11)%
        Remaining contract
        charges                         4,223,769      --            28,895,258   --         --         --
  2001  Lowest contract charges            53,890     9.127253          491,865   0.94%       2.96%    (16.79)%
        Highest contract charges           74,344     8.309420          617,758   1.84%       2.36%    (17.30)%
        Remaining contract
        charges                         1,920,244      --            16,532,973   --         --         --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
  2004  Lowest contract charges            65,767    14.043980          923,633   0.95%       2.78%     14.63%
        Highest contract charges            2,738    12.832838           35,141   2.33%       2.60%     13.03%
        Remaining contract
        charges                         1,123,966      --            14,680,562   --         --         --
  2003  Lowest contract charges            75,891    12.252158          929,831   0.95%       2.59%     30.71%
        Highest contract charges              367    11.353314            4,161   2.26%      --         28.89%
        Remaining contract
        charges                         1,219,639      --            14,004,942   --         --         --
  2002  Lowest contract charges               209     8.806348            1,844   0.56%      --         (4.91)%
        Highest contract charges           14,023     8.359016          117,216   2.05%       2.26%     (6.33)%
        Remaining contract
        charges                         1,406,658      --            12,484,288   --         --         --
  2001  Lowest contract charges            65,893     9.897515          652,177   0.94%       1.20%    (10.80)%
        Highest contract charges            6,904     8.923796           61,609   1.84%       1.20%    (11.91)%
        Remaining contract
        charges                         1,252,943      --            11,824,201   --         --         --
TEMPLETON GROWTH SECURITIES FUND
  2004  Lowest contract charges           333,523    13.443331        4,483,660   0.95%       1.08%     14.93%
        Highest contract charges          779,824    11.535531        8,995,682   2.45%       0.79%     13.16%
        Remaining contract
        charges                        32,731,295      --           395,432,347   --         --         --
  2003  Lowest contract charges           112,053    11.697022        1,310,692   0.95%       1.58%     30.89%
        Highest contract charges           95,900    10.427189          999,965   2.39%       1.62%     29.01%
        Remaining contract
        charges                        16,723,197      --           177,479,980   --         --         --
  2002  Lowest contract charges            71,534     8.936732          639,280   0.95%       2.27%    (19.26)%
        Highest contract charges           21,499     8.082787          173,774   0.97%      --         (8.94)%
        Remaining contract
        charges                         5,678,117      --            46,618,950   --         --         --
  2001  Lowest contract charges            37,561    11.068585          415,749   0.93%       1.80%     (2.25)%
        Highest contract charges           90,513    10.136741          917,508   1.82%       1.48%     (3.86)%
        Remaining contract
        charges                         2,091,965      --            21,503,260   --         --         --
MUTUAL DISCOVERY SECURITIES FUND
  2004  Lowest contract charges             1,052    14.691110           15,450   0.54%       1.26%     17.55%
        Highest contract charges          220,966    14.229936        3,144,325   2.43%       0.47%     15.28%
        Remaining contract
        charges                         7,107,621      --           102,058,758   --         --         --
  2003  Lowest contract charges             2,096    12.464859           26,124   0.63%       0.70%     24.65%
        Highest contract charges            4,506    12.344283           55,625   1.60%       0.30%     23.44%
        Remaining contract
        charges                         2,002,336      --            24,800,147   --         --         --

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges           550,277   $ 1.094675   $      602,374   0.96%       0.97%     (0.01)%
        Highest contract charges           21,189     0.988311           20,941   2.47%       1.43%     (1.60)%
        Remaining contract
        charges                       215,522,157      --           223,216,098   --         --         --
  2003  Lowest contract charges         1,099,599     1.094789        1,203,829   0.95%       0.77%     (0.20)%
        Highest contract charges        1,686,673     1.004366        1,694,037   2.38%       0.70%     (1.64)%
        Remaining contract
        charges                       227,158,892      --           237,434,215   --         --         --
  2002  Lowest contract charges         1,744,712     1.097024        1,913,991   0.95%       1.37%      0.51%
        Highest contract charges          434,311     1.021128          443,487   0.98%       0.47%     (0.48)%
        Remaining contract
        charges                       268,192,415      --           286,104,804   --         --         --
  2001  Lowest contract charges           695,479     1.091492          759,110   0.92%       3.12%      2.89%
        Highest contract charges        2,288,157     1.028730        2,353,896   1.82%       2.47%      1.45%
        Remaining contract
        charges                       115,403,407      --           123,472,307   --         --         --
MFS CAPITAL OPPORTUNITIES SERIES
  2004  Lowest contract charges           217,101     9.151640        1,986,831   0.95%       0.35%     11.40%
        Highest contract charges            6,115     6.149111           37,600   2.49%       0.46%      9.69%
        Remaining contract
        charges                         8,500,566      --            64,305,183   --         --         --
  2003  Lowest contract charges           191,756     8.215084        1,575,292   0.95%       0.23%     26.18%
        Highest contract charges           44,326     5.630022          249,554   2.39%       0.15%     24.37%
        Remaining contract
        charges                         9,290,932      --            63,566,372   --         --         --
  2002  Lowest contract charges           183,300     6.510383        1,193,356   0.95%       0.05%    (30.36)%
        Highest contract charges           13,523     4.526832           61,218   0.98%      --         (4.12)%
        Remaining contract
        charges                         8,091,613      --            44,980,487   --         --         --
  2001  Lowest contract charges           171,636     9.347977        1,604,451   0.94%       0.01%    (24.21)%
        Highest contract charges          166,470     6.581620        1,095,640   1.83%      --        (30.84)%
        Remaining contract
        charges                         7,935,737      --            65,042,436   --         --         --
MFS EMERGING GROWTH SERIES
  2004  Lowest contract charges           166,739     7.694402        1,282,957   0.95%      --         11.89%
        Highest contract charges              749     4.853345            3,636   2.53%      --         10.12%
        Remaining contract
        charges                         8,820,166      --            56,173,389   --         --         --
  2003  Lowest contract charges           186,039     6.876662        1,279,328   0.95%      --         29.00%
        Highest contract charges          168,777     4.367772          737,179   2.38%      --         27.14%
        Remaining contract
        charges                         9,165,413      --            52,970,434   --         --         --
  2002  Lowest contract charges           195,835     5.330860        1,043,969   0.95%      --        (34.39)%
        Highest contract charges           13,055     3.435336           44,849   0.97%      --         (5.22)%
        Remaining contract
        charges                         6,747,432      --            31,838,567   --         --         --
  2001  Lowest contract charges           216,012     8.124799        1,755,057   0.94%      --        (34.12)%
        Highest contract charges           71,339     5.301677          378,216   1.84%      --        (31.30)%
        Remaining contract
        charges                         6,876,239      --            51,154,016   --         --         --

_____________________________________ SA-94 ____________________________________

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
MFS GLOBAL EQUITY SERIES
  2004  Lowest contract charges            25,536   $12.802636   $      326,926   0.95%       0.34%     17.16%
        Highest contract charges           61,078    10.528057          643,034   2.48%       0.03%     15.36%
        Remaining contract
        charges                         1,829,028      --            20,841,731   --         --         --
  2003  Lowest contract charges            25,087    10.927292          274,129   0.95%       0.06%     26.64%
        Highest contract charges            8,027     9.126212           73,255   2.38%       0.02%     24.81%
        Remaining contract
        charges                         1,349,232      --            13,210,548   --         --         --
  2002  Lowest contract charges            28,865     8.628994          249,080   0.95%       0.39%    (12.73)%
        Highest contract charges              552     7.311908            4,035   0.98%       0.73%     (1.62)%
        Remaining contract
        charges                           639,716      --             5,021,590   --         --         --
  2001  Lowest contract charges            30,790     9.887155          304,423   0.93%       0.34%    (10.80)%
        Highest contract charges            8,325     8.483277           70,624   1.85%       0.38%    (11.55)%
        Remaining contract
        charges                           446,897      --             4,107,606   --         --         --
MFS HIGH INCOME SERIES
  2004  Lowest contract charges               655    13.219296            8,658   0.54%       4.76%      8.55%
        Highest contract charges              124    11.482449            1,427   2.53%       2.48%      6.40%
        Remaining contract
        charges                        21,270,027      --           247,353,788   --         --         --
  2003  Lowest contract charges               661    12.177952            8,053   0.55%       3.87%     17.31%
        Highest contract charges          147,107    10.791577        1,587,517   2.38%       2.97%     15.16%
        Remaining contract
        charges                        18,874,552      --           205,009,747   --         --         --
  2002  Lowest contract charges               601    10.380940            6,238   0.55%       8.00%      2.00%
        Highest contract charges           14,628     9.370791          137,079   0.97%      --          4.07%
        Remaining contract
        charges                         6,092,651      --            57,252,593   --         --         --
  2001  Lowest contract charges            96,471     9.586514          924,818   0.93%       6.14%      1.11%
        Highest contract charges          221,905     9.339433        2,072,467   1.81%       1.59%     (5.68)%
        Remaining contract
        charges                         2,774,748      --            25,830,725   --         --         --
MFS INVESTORS GROWTH STOCK SERIES
  2004  Lowest contract charges           190,227     8.242582        1,567,963   0.95%      --          8.15%
        Highest contract charges           45,826     6.041268          276,846   2.47%      --          6.49%
        Remaining contract
        charges                        17,380,879      --           120,967,974   --         --         --
  2003  Lowest contract charges           222,636     7.621247        1,696,765   0.95%      --         21.86%
        Highest contract charges           76,918     5.514903          424,197   2.39%      --         20.11%
        Remaining contract
        charges                        16,911,344      --           110,485,936   --         --         --
  2002  Lowest contract charges           213,363     6.254070        1,334,386   0.95%      --        (28.22)%
        Highest contract charges           20,644     4.591619           94,791   0.98%      --         (6.05)%
        Remaining contract
        charges                        11,059,085      --            61,443,092   --         --         --
  2001  Lowest contract charges           200,649     8.712830        1,748,218   0.93%       0.10%    (24.86)%
        Highest contract charges          157,303     6.477239        1,018,890   1.83%       0.05%    (26.91)%
        Remaining contract
        charges                         8,597,570      --            68,459,118   --         --         --

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
MFS INVESTORS TRUST SERIES
  2004  Lowest contract charges             1,910   $ 8.780130   $       16,768   0.70%       0.63%     10.58%
        Highest contract charges            5,534     8.160518           45,159   2.49%       0.13%      8.55%
        Remaining contract
        charges                        29,308,221      --           241,278,971   --         --         --
  2003  Lowest contract charges             1,854     7.940149           14,722   0.70%       0.65%     21.30%
        Highest contract charges           62,425     7.359018          459,389   2.38%       0.40%     19.25%
        Remaining contract
        charges                        16,642,168      --           125,681,276   --         --         --
  2002  Lowest contract charges             1,697     6.546115           11,110   0.70%       0.55%    (21.52)%
        Highest contract charges           10,791     6.170923           66,588   0.99%      --         (4.00)%
        Remaining contract
        charges                        10,820,727      --            68,477,461   --         --         --
  2001  Lowest contract charges           369,708     9.173237        3,391,420   0.93%       0.45%    (16.75)%
        Highest contract charges          172,773     7.981347        1,378,962   1.84%       0.14%    (16.81)%
        Remaining contract
        charges                         9,322,874      --            75,598,347   --         --         --
MFS MID CAP GROWTH SERIES
  2004  Lowest contract charges             1,539     6.149285            9,465   0.55%      --         13.94%
        Highest contract charges              496     6.174799            3,064   2.55%      --         11.68%
        Remaining contract
        charges                        28,195,561      --           169,889,204   --         --         --
  2003  Lowest contract charges             1,484     5.397197            8,009   0.55%      --         36.28%
        Highest contract charges          371,854     5.529101        2,056,021   2.38%      --         33.78%
        Remaining contract
        charges                        24,049,972      --           129,067,190   --         --         --
  2002  Lowest contract charges             1,641     3.960422            6,497   0.54%      --        (43.51)%
        Highest contract charges           49,808     4.132855          205,848   0.98%      --         (3.57)%
        Remaining contract
        charges                        12,121,163      --            48,263,560   --         --         --
  2001  Lowest contract charges            64,603     6.973714          450,521   0.93%       0.04%    (18.34)%
        Highest contract charges          233,560     7.438139        1,737,250   1.83%       0.02%    (25.31)%
        Remaining contract
        charges                         5,515,676      --            39,301,598   --         --         --
MFS NEW DISCOVERY SERIES
  2004  Lowest contract charges             1,133     9.340625           10,586   0.55%      --          5.93%
        Highest contract charges           11,227     7.724119           86,715   2.53%      --          3.84%
        Remaining contract
        charges                        16,993,961      --           164,835,481   --         --         --
  2003  Lowest contract charges             1,133     8.817375            9,993   0.55%      --         32.98%
        Highest contract charges          146,875     7.438770        1,092,568   2.39%      --         30.55%
        Remaining contract
        charges                        10,923,964      --           100,400,321   --         --         --
  2002  Lowest contract charges               396     6.609567            2,619   0.67%      --        (32.11)%
        Highest contract charges           53,338     5.698015          303,919   0.99%      --         (3.95)%
        Remaining contract
        charges                         5,454,119      --            40,535,764   --         --         --
  2001  Lowest contract charges            39,518    14.108957          557,555   0.94%      --         (5.93)%
        Highest contract charges           67,688     8.519743          576,684   1.83%      --        (13.28)%
        Remaining contract
        charges                         2,613,784      --            30,876,500   --         --         --

_____________________________________ SA-96 ____________________________________

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
MFS TOTAL RETURN SERIES
  2004  Lowest contract charges             2,250   $12.495591   $       28,115   0.55%       2.04%     10.71%
        Highest contract charges           10,033    12.564284          126,057   2.52%       0.29%      8.52%
        Remaining contract
        charges                        80,749,478      --         1,005,949,097   --         --         --
  2003  Lowest contract charges             4,316    11.286721           48,715   0.55%       1.83%     15.69%
        Highest contract charges          327,395    10.861973        3,556,151   2.39%       1.48%     13.57%
        Remaining contract
        charges                        59,585,533      --           678,191,401   --         --         --
  2002  Lowest contract charges             2,586     9.756450           25,234   0.55%       0.82%     (5.69)%
        Highest contract charges          107,462     9.564512        1,027,824   0.98%      --          0.05%
        Remaining contract
        charges                        28,510,511      --           285,426,510   --         --         --
  2001  Lowest contract charges           332,913    11.807401        3,930,837   0.93%       1.48%     (0.70)%
        Highest contract charges          421,648    10.309892        4,347,143   1.83%       0.61%     (1.22)%
        Remaining contract
        charges                        10,739,642      --           115,535,342   --         --         --
MFS VALUE SERIES
  2004  Lowest contract charges            43,978    14.004824          615,902   0.94%       0.44%     14.09%
        Highest contract charges           36,502    13.656146          498,477   2.47%       0.26%     12.34%
        Remaining contract
        charges                         3,418,374      --            47,102,002   --         --         --
  2003  Lowest contract charges            11,228    12.275213          137,822   0.63%      --         22.75%
        Highest contract charges           12,764    12.156508          155,161   1.61%      --         21.57%
        Remaining contract
        charges                         1,205,439      --            14,701,082   --         --         --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2004  Lowest contract charges            22,753     8.471165          192,741   1.40%       1.51%     13.62%
        Highest contract charges              853    10.549693            9,003   2.39%       1.66%     12.49%
        Remaining contract
        charges                           108,121      --             1,098,279   --         --         --
  2003  Lowest contract charges            27,635     7.455626          206,034   1.40%       1.07%     31.70%
        Highest contract charges              854     9.378222            8,009   2.39%       1.20%     30.39%
        Remaining contract
        charges                            98,302      --               877,122   --         --         --
  2002  Lowest contract charges            29,934     5.660962          169,457   1.40%       0.11%    (28.74)%
        Highest contract charges              769     7.199720            5,534   0.86%       1.48%     (6.73)%
        Remaining contract
        charges                            63,891      --               425,892   --         --         --
  2001  Lowest contract charges            38,021     7.944369          302,053   1.38%       1.13%    (24.11)%
        Highest contract charges            1,323     7.904003           10,456   1.55%       2.60%    (22.54)%
        Remaining contract
        charges                             7,470      --                59,155   --         --         --
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2004  Lowest contract charges            41,165     8.690929          357,763   1.40%       0.04%      5.73%
        Highest contract charges            9,146    10.381336           94,951   2.40%       0.24%      4.68%
        Remaining contract
        charges                           243,325      --             2,396,002   --         --         --
  2003  Lowest contract charges            58,799     8.219869          483,316   1.40%       0.62%     32.88%
        Highest contract charges            9,107     9.917343           90,313   2.39%       0.73%     31.56%
        Remaining contract
        charges                           270,478      --             2,507,255   --         --         --
  2002  Lowest contract charges            50,569     6.186138          312,825   1.40%      --        (24.46)%
        Highest contract charges            2,386     7.538539           17,986   0.95%      --         (5.52)%
        Remaining contract
        charges                           127,244      --               871,225   --         --         --
  2001  Lowest contract charges            66,563     8.189183          545,098   1.38%       0.02%    (10.59)%
        Highest contract charges            5,050     8.147579           41,148   1.53%      --        (13.30)%
        Remaining contract
        charges                            41,416      --               338,070   --         --         --

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
JENNISON 20/20 FOCUS PORTFOLIO
  2004  Lowest contract charges           252,780   $ 1.063806   $      268,908   1.70%      --         13.43%
        Highest contract charges           83,835     1.046563           87,738   2.19%      --         12.87%
        Remaining contract
        charges                            62,792      --                66,197   --         --         --
  2003  Lowest contract charges           275,927     0.937825          258,772   1.70%      --         26.63%
        Highest contract charges           40,566     0.927249           37,615   2.19%      --         26.00%
        Remaining contract
        charges                            57,663      --                53,710   --         --         --
  2002  Lowest contract charges           286,352     0.740618          212,077   1.70%      --        (23.89)%
        Highest contract charges            8,411     0.735934            6,190   0.91%      --         (3.15)%
        Remaining contract
        charges                            78,641      --                58,010   --         --         --
  2001  Lowest contract charges           295,106     0.973022          287,144   1.38%       0.19%     (2.70)%
        Highest contract charges           10,160     0.970175            9,857   1.67%       0.18%     (2.98)%
        Remaining contract
        charges                            37,969      --                36,882   --         --         --
JENNISON PORTFOLIO
  2004  Lowest contract charges           103,873     0.828484           86,057   1.70%       0.04%      7.38%
        Highest contract charges            9,055     0.813488            7,366   2.29%       0.03%      6.79%
        Remaining contract
        charges                           282,331      --               231,669   --         --         --
  2003  Lowest contract charges           133,812     0.771563          103,244   1.70%      --         27.43%
        Highest contract charges           34,808     0.761765           26,516   2.24%      --         26.73%
        Remaining contract
        charges                           819,733      --               628,580   --         --         --
  2002  Lowest contract charges           138,325     0.605502           83,756   1.71%      --        (32.33)%
        Highest contract charges            8,152     0.601114            4,900   0.79%      --         (7.63)%
        Remaining contract
        charges                           825,507      --               497,894   --         --         --
  2001  Lowest contract charges           215,138     0.894763          192,497   1.37%      --        (10.52)%
        Highest contract charges           12,339     0.892140           11,008   1.67%      --        (10.79)%
        Remaining contract
        charges                           545,282      --               487,079   --         --         --
PRUDENTIAL VALUE PORTFOLIO
  2004  Lowest contract charges           182,967     1.025520          187,636   1.70%       0.96%     13.88%
        Highest contract charges          170,039     1.009386          171,635   2.20%       0.91%     13.31%
        Remaining contract
        charges                           256,404      --               259,917   --         --         --
  2003  Lowest contract charges           184,611     0.900515          166,245   1.70%       1.04%     25.48%
        Highest contract charges          193,769     0.890789          172,607   2.19%       1.27%     24.86%
        Remaining contract
        charges                           260,387      --               232,508   --         --         --
  2002  Lowest contract charges           187,292     0.717644          134,409   1.70%       1.05%    (23.66)%
        Highest contract charges          100,210     0.713454           71,495   0.90%       2.95%     (3.71)%
        Remaining contract
        charges                           111,357      --                79,491   --         --         --
  2001  Lowest contract charges           190,185     0.940053          178,784   1.11%       0.73%     (6.00)%
        Highest contract charges           14,174     0.939107           13,311   1.16%       0.92%     (6.09)%
        Remaining contract
        charges                          --            --              --         --         --         --
WELLS FARGO ASSET ALLOCATION FUND
  2004  Lowest contract charges            57,473     1.151803           66,197   1.35%       2.14%      7.88%
        Highest contract charges           52,184     1.122137           58,558   2.49%       3.08%      6.64%
        Remaining contract
        charges                         1,468,482      --             1,661,161   --         --         --
  2003  Lowest contract charges            34,431     1.067708           36,763   0.52%       0.64%     11.20%
        Highest contract charges            6,843     1.052236            7,201   0.91%       0.87%     10.77%
        Remaining contract
        charges                           398,528      --               421,330   --         --         --

_____________________________________ SA-98 ____________________________________

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
WELLS FARGO TOTAL RETURN BOND FUND
  2004  Lowest contract charges           109,558   $ 1.151424   $      126,148   1.33%       3.38%      2.99%
        Highest contract charges          103,365     1.121743          115,949   2.47%       3.39%      1.82%
        Remaining contract
        charges                         3,074,655      --             3,468,812   --         --         --
  2003  Lowest contract charges            47,933     1.111298           53,267   0.63%       1.16%      2.64%
        Highest contract charges          308,509     1.101736          339,895   0.90%       1.22%      2.38%
        Remaining contract
        charges                           524,132      --               578,941   --         --         --
WELLS FARGO EQUITY INCOME FUND
  2004  Lowest contract charges            42,053     1.155148           48,578   1.32%       2.47%      9.59%
        Highest contract charges           15,035     1.125397           16,920   2.45%       2.69%      8.34%
        Remaining contract
        charges                           886,895      --             1,004,749   --         --         --
  2003  Lowest contract charges             3,571     1.047810            3,741   0.51%       0.48%     11.70%
        Highest contract charges           78,150     1.038773           81,180   0.89%       1.00%     11.41%
        Remaining contract
        charges                           159,119      --               165,712   --         --         --
WELLS FARGO EQUITY VALUE FUND
  2004  Lowest contract charges             3,008     1.079439            3,247   1.34%       1.67%      9.73%
        Highest contract charges          130,201     1.053230          137,131   2.35%       1.61%      8.64%
        Remaining contract
        charges                           102,555      --               108,377   --         --         --
  2003  Lowest contract charges            31,340     0.971940           30,461   0.77%       1.00%     11.81%
        Highest contract charges          114,717     0.969458          111,213   0.88%       1.10%     11.68%
        Remaining contract
        charges                          --            --              --         --         --         --
WELLS FARGO GROWTH FUND
  2004  Lowest contract charges            12,310     1.007804           12,406   1.69%      --          6.55%
        Highest contract charges           28,719     0.992631           28,507   2.33%      --          5.86%
        Remaining contract
        charges                            65,555      --                65,554   --         --         --
  2003  Lowest contract charges             2,308     0.945828            2,183   0.56%      --         10.77%
        Highest contract charges            5,317     0.937667            4,986   0.77%      --         10.49%
        Remaining contract
        charges                          --            --              --         --         --         --
WELLS FARGO INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges            50,434     1.125003           56,739   1.32%       0.01%      8.16%
        Highest contract charges           25,606     1.096017           28,064   2.45%       0.31%      6.93%
        Remaining contract
        charges                           485,323      --               535,423   --         --         --
  2003  Lowest contract charges             2,520     1.033934            2,605   0.67%      --         20.36%
        Highest contract charges           16,662     1.025020           17,079   0.87%      --         20.05%
        Remaining contract
        charges                            69,417      --                71,338   --         --         --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2004  Lowest contract charges           104,399     1.015612          106,029   1.33%      --          1.87%
        Highest contract charges           63,388     0.989443           62,719   2.48%      --          0.71%
        Remaining contract
        charges                         2,655,650      --             2,644,771   --         --         --
  2003  Lowest contract charges            20,126     0.991033           19,945   0.65%      --          9.25%
        Highest contract charges          134,488     0.982513          132,136   0.88%      --          8.97%
        Remaining contract
        charges                           482,547      --               475,326   --         --         --

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT SEVEN
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                       UNIT         CONTRACT     EXPENSE    INCOME      TOTAL
                                       UNITS       FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**    RETURN***
                                   --------------  ------------  --------------  -------  ----------  ---------
WELLS FARGO MONEY MARKET FUND
  2004  Lowest contract charges             6,940   $ 0.984231   $        6,830   1.35%       0.53%     (0.65)%
        Highest contract charges          382,052     0.962494          367,723   2.06%       0.83%     (1.49)%
        Remaining contract
        charges                         1,106,857      --             1,074,235   --         --         --
  2003  Lowest contract charges           339,445     0.978814          332,253   0.76%       0.14%     (0.65)%
        Highest contract charges         --            --              --         --         --         --
        Remaining contract
        charges                          --            --              --         --         --         --
WELLS FARGO SMALL CAP GROWTH FUND
  2004  Lowest contract charges            73,515     1.108382           81,482   1.33%      --         12.24%
        Highest contract charges           38,102     1.079819           41,143   2.46%      --         10.96%
        Remaining contract
        charges                           821,307      --               892,914   --         --         --
  2003  Lowest contract charges            19,545     0.981616           19,186   0.62%      --         20.05%
        Highest contract charges           43,499     0.973154           42,331   0.88%      --         19.74%
        Remaining contract
        charges                           136,038      --               132,731   --         --         --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions ranging from 0.15% to 0.20% of the contract's value for administrative services provided by the Company.

These charges are a reduction in unit values.

RIDERS:
The Company will make certain deductions for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-100 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****